UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07332 and 811-08162

Name of Fund:	BlackRock Funds III and Master Investment Portfolio

BlackRock Funds III

BlackRock Russell 1000® Index Fund

BlackRock CoreAlpha Bond Fund

BlackRock Bond Index Fund

BlackRock S&P 500 Stock Fund

LifePath® Retirement Portfolio

LifePath 2020 Portfolio®

LifePath® 2025 Portfolio

LifePath 2030 Portfolio®

LifePath® 2035 Portfolio

LifePath 2040 Portfolio®

LifePath® 2045 Portfolio

LifePath® 2050 Portfolio

LifePath® 2055 Portfolio

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Government

BlackRock Cash Funds: Treasury

Master Investment Portfolio

Russell 1000® Index Master Portfolio

Bond Index Master Portfolio

S&P 500 Stock Master Portfolio

LifePath® Retirement Master Portfolio

LifePath 2020 Master Portfolio®

LifePath® 2025 Master Portfolio

LifePath 2030 Master Portfolio®

LifePath® 2035 Master Portfolio

LifePath 2040 Master Portfolio®

LifePath® 2045 Master Portfolio

LifePath® 2050 Master Portfolio

LifePath® 2055 Master Portfolio

Active Stock Master Portfolio

CoreAlpha Bond Master Portfolio

Money Market Master Portfolio

Prime Money Market Master Portfolio

Government Money Market Master Portfolio Treasury Money Market Master Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2011

Date of reporting period: 03/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Russell 1000 Index Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
Russell 1000 Index Master Portfolio of Master Investment Portfolio	$0

Total Investments (Cost – $0) – 0.0%	0
Other Assets Less Liabilities – 100.0%	10,000,000

Net Assets – 100.0%	$10,000,000

BlackRock Russell 1000 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Russell 1000 Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. The Master Portfolio commenced operations on March 31, 2011. As of March 31, 2011, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $0 and 0.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in thosesecurities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

As of March 31, 2011, commencement of operations, the Fund had not yet invested in the Master Portfolio.

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock CoreAlpha Bond Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
Core Alpha Bond Master Portfolio of Master Investment Portfolio	$24,992

Total Investments (Cost – $25,097) – 100.3%	24,992
Liabilities in Excess of Other Assets – (0.3%)	(76)

Net Assets – 100.0%	$24,916

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2011 the value of the investment and the percentage owned by the Fund of the Master Portfolio was $24,992 and 0.0%*, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the Fund’s investment in the Master Portfolio was classified as Level 2.

*	Rounds to less than 1%.

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Bond Index Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
Bond Index Master Portfolio of Master Investment Portfolio	$100,429,249

Total Investments (Cost – $97,313,055) – 100.0%	100,429,249
Liabilities in Excess of Other Assets – (0.0)%	(3,434)

Net Assets – 100.0%	$100,425,815

BlackRock Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Bond Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2011, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $100,429,249 and 99.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock S&P 500 Stock Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
S&P 500 Stock Master Portfolio of Master Investment Portfolio	$307,577,814

Total Investments (Cost – $242,621,109) – 99.9%	307,577,814
Other Assets Less Liabilities – 0.1%	293,140

Net Assets – 100.0%	$307,870,954

BlackRock S&P 500 Stock Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Stock Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2011, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $307,577,814 and 13.3%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2011 (Unaudited)	LifePath Retirement Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath Retirement Master Portfolio of Master Investment Portfolio	$684,483,343

Total Investments (Cost – $601,618,592) – 100.4%	684,483,343
Liabilities in Excess of Other Assets – (0.4)%	(2,609,862)

Net Assets – 100.0%	$681,873,481

LifePath Retirement Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Retirement Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of March 31, 2011, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $684,483,343 and 49.6%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2011 (Unaudited)	LifePath 2020 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2020 Master Portfolio of Master Investment Portfolio	$1,294,998,997

Total Investments (Cost – $1,085,354,950) – 100.1%	1,294,998,997
Liabilities in Excess of Other Assets – (0.1)%	(1,256,520)

Net Assets – 100.0%	$1,293,742,477

LifePath 2020 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2020 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of March 31, 2011, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $1,294,998,997 and 53.8%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2011 (Unaudited)	LifePath 2025 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2025 Master Portfolio of Master Investment Portfolio	$5,283,739

Total Investments (Cost – $5,200,823) – 100.5%	5,283,739
Liabilities in Excess of Other Assets – (0.5)%	(28,271)

Net Assets – 100.0%	$5,255,468

LifePath 2025 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2025 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of March 31, 2011, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $5,283,739 and 99.8%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2011 (Unaudited)	LifePath 2030 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2030 Master Portfolio of Master Investment Portfolio	$1,086,524,410

Total Investments (Cost – $922,002,025) – 100.1%	1,086,524,410
Liabilities in Excess of Other Assets – (0.1)%	(781,702)

Net Assets – 100.0%	$1,085,742,708

LifePath 2030 Portfolio (the "LifePath Portfolio") seeks to achieve its investment objective by investing all of its assets in LifePath 2030 Master Portfolio (the "Master Portfolio"), which has the same investment objective and strategies as the LifePath Portfolio. As of March 31, 2011, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $1,086,524,410 and 52.8%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio's investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio's most recent financial statements as contained in its annual report.

As of March 31, 2011, the LifePath Portfolio's investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2011 (Unaudited)	LifePath 2035 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2035 Master Portfolio of Master Investment Portfolio	$3,778,038

Total Investments (Cost – $3,703,045) – 100.2%	3,778,038
Liabilities in Excess of Other Assets – (0.2)%	(7,999)

Net Assets – 100.0%	$3,770,039

LifePath 2035 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2035 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of March 31, 2011, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $3,778,038 and 99.6%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2011 (Unaudited)	LifePath 2040 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2040 Master Portfolio of Master Investment Portfolio	$851,336,738

Total Investments (Cost – $684,187,169) – 100.0%	851,336,738
Liabilities in Excess of Other Assets – (0.0)%	(193,512)

Net Assets – 100.0%	$851,143,226

LifePath 2040 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2040 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of March 31, 2011, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $851,336,738 and 53.8%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2011 (Unaudited)	LifePath 2045 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2045 Master Portfolio of Master Investment Portfolio	$1,316,923

Total Investments (Cost – $1,264,932) – 100.0%	1,316,923
Liabilities in Excess of Other Assets – (0.0)%	(341)

Net Assets – 100.0%	$1,316,582

LifePath 2045 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2045 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of March 31, 2011, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $1,316,923 and 99.0%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2011 (Unaudited)	LifePath 2050 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2050 Master Portfolio of Master Investment Portfolio	$91,240,388

Total Investments (Cost – $79,528,141) – 99.7%	91,240,388
Other Assets Less Liabilities – 0.3%	297,224

Net Assets – 100.0%	$91,537,612

LifePath 2050 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2050 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of March 31, 2011, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $91,240,388 and 62.3%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2011 (Unaudited)	LifePath 2055 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2055 Master Portfolio of Master Investment Portfolio	$166,585

Total Investments (Cost – $136,944) – 100.1%	166,585
Liabilities in Excess of Other Assets – (0.1)%	(189)

Net Assets – 100.0%	$166,396

LifePath 2055 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2055 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of March 31, 2011, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $166,585 and 92.7%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Cash Funds: Institutional of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
Money Market Master Portfolio of Master Investment Portfolio	$21,729,435,233

Total Investments (Cost – $21,729,435,233) – 100.0%	21,729,435,233
Liabilities in Excess of Other Assets – (0.0)%	(2,721,390)

Net Assets – 100.0%	$21,726,713,843

BlackRock Cash Funds: Institutional (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2011, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $21,729,435,233 and 95.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Cash Funds: Prime of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
Prime Money Market Master Portfolio of Master Investment Portfolio	$9,098,785,589

Total Investments (Cost – $9,098,785,589) – 100.0%	9,098,785,589
Liabilities in Excess of Other Assets – (0.0)%	(1,759,110)

Net Assets – 100.0%	$9,097,026,479

BlackRock Cash Funds: Prime (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Prime Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2011, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $9,098,785,589 and 90.6%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Cash Funds: Government of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
Government Money Market Master Portfolio of Master Investment Portfolio	$20,129,663

Total Investments (Cost – $20,129,663) – 100.0%	20,129,663
Liabilities in Excess of Other Assets – (0.0)%	(3,444)

Net Assets – 100.0%	$20,126,219

BlackRock Cash Funds: Government (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Government Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2011, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $20,129,663 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Cash Funds: Treasury of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
Treasury Money Market Master Portfolio of Master Investment Portfolio	$1,273,236,412

Total Investments (Cost – $1,273,236,412) – 100.0%	1,273,236,412
Liabilities in Excess of Other Assets – (0.0)%	(56,128)

Net Assets – 100.0%	$1,273,180,284

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31 2011, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,273,236,412 and 72.3%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments.

These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2011 (Unaudited)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Exchange-Traded Funds – 1.0%
iShares Russell 1000 Index Fund(a)	1,350	$99,725

Total Affiliated Investment Companies (Cost – $ 99,728) – 1.0%		99,725

Common Stocks
Consumer Discretionary – 11.8%
Auto Components – 0.5%
Autoliv, Inc.	61	4,528
BorgWarner, Inc.(b)	80	6,375
Federal-Mogul Corp.(b)	14	349
Gentex Corp.	100	3,025
The Goodyear Tire & Rubber Co.(b)	175	2,622
Johnson Controls, Inc.	484	20,120
Lear Corp.	76	3,714
TRW Automotive Holdings Corp.(b)	56	3,084
WABCO Holdings, Inc.(b)	46	2,835

		46,652

Automobiles – 0.5%
Ford Motor Co.(b)	2,639	39,347
Harley-Davidson, Inc.	169	7,181
Tesla Motors, Inc.(b)	11	305
Thor Industries, Inc.	24	801

		47,634

Distributors – 0.1%
Genuine Parts Co.	114	6,115
LKQ Corp.(b)	103	2,482

		8,597

Diversified Consumer Services – 0.2%
Apollo Group, Inc., Class A(b)	88	3,671
Career Education Corp.(b)	44	1,000
DeVry, Inc.	46	2,533
Education Management Corp.(b)	29	607
H&R Block, Inc.	222	3,716
Hillenbrand, Inc.	45	968
ITT Educational Services, Inc.(b)	20	1,443
Service Corp. International	173	1,913
Strayer Education, Inc.	10	1,305
Weight Watchers International, Inc.	23	1,612

		18,768

Hotels, Restaurants & Leisure – 1.8%
Bally Technologies, Inc.(b)	40	1,514
Brinker International, Inc.	66	1,670
Carnival Corp.	315	12,083
Chipotle Mexican Grill, Inc.(b)	23	6,265
Choice Hotels International, Inc.	20	777
Darden Restaurants, Inc.	101	4,962
Hyatt Hotels Corp, Class A(b)	31	1,334
International Game Technology	214	3,473
International Speedway Corp., Class A	21	626
Las Vegas Sands Corp.(b)	250	10,555
MGM Resorts International(b)	215	2,827

1

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Marriott International, Inc., Class A	195	6,938
McDonald’s Corp.	774	58,894
Panera Bread Co., Class A(b)	21	2,667
Penn National Gaming, Inc.(b)	49	1,816
Royal Caribbean Cruises Ltd.(b)	95	3,920
Starbucks Corp.	536	19,805
Starwood Hotels & Resorts Worldwide, Inc.	136	7,904
WMS Industries, Inc.(b)	42	1,485
Wendy’s/Arby’s Group, Inc.	237	1,192
Wyndham Worldwide Corp.	129	4,103
Wynn Resorts Ltd.	54	6,872
Yum! Brands, Inc.	336	17,264

		178,946

Household Durables – 0.5%
D.R. Horton, Inc.	200	2,330
Fortune Brands, Inc.	110	6,808
Garmin Ltd.	81	2,743
Harman International Industries, Inc.	50	2,341
Jarden Corp.	66	2,348
KB Home	55	684
Leggett & Platt, Inc.	107	2,622
Lennar Corp., Class A	115	2,084
MDC Holdings, Inc.	27	684
Mohawk Industries, Inc.(b)	40	2,446
NVR, Inc.(b)	4	3,024
Newell Rubbermaid, Inc.	209	3,998
Pulte Homes, Inc.(b)	242	1,791
Stanley Black & Decker, Inc.	115	8,809
Tempur-Pedic International, Inc.(b)	49	2,482
Toll Brothers, Inc.(b)	104	2,056
Tupperware Brands Corp.	45	2,687
Whirlpool Corp.	54	4,609

		54,546

Internet & Catalog Retail – 0.8%
Amazon.com, Inc.(b)	252	45,393
Expedia, Inc.	148	3,354
Liberty Media Corp. - Interactive Series A(b)	430	6,897
NetFlix, Inc.(b)	29	6,882
priceline.com, Inc.(b)	34	17,219

		79,745

Leisure Equipment & Products – 0.1%
Hasbro, Inc.	88	4,122
Mattel, Inc.	262	6,532

		10,654

Media – 3.4%
CBS Corp., Class B	489	12,244
Cablevision Systems Corp.	169	5,849
Central European Media Enterprises Ltd.(b)	27	570
Clear Channel Outdoor Holdings, Inc., Class A(b)	29	422
Comcast Corp., Class A	2,024	50,033
DIRECTV, Class A(b)	556	26,021
DISH Network Corp.(b)	144	3,508
Discovery Communications, Inc.(b)	205	8,179
DreamWorks Animation SKG, Inc.(b)	53	1,480
Gannett Co., Inc.	171	2,604
Interpublic Group of Cos., Inc.	352	4,425

2

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

John Wiley & Sons, Inc., Class A	32	1,627
Lamar Advertising Co.(b)	41	1,514
Liberty Global, Inc.(b)	170	7,040
Liberty Media Corp. - Capital, Series A(b)	50	3,683
Liberty Media Corp. - Starz(b)	37	2,871
Madison Square Garden, Inc.(b)	43	1,161
The McGraw-Hill Cos., Inc.	227	8,944
Meredith Corp.	26	882
Morningstar, Inc.	16	934
The New York Times Co., Class A(b)	98	928
News Corp., Class A	1,644	28,869
Omnicom Group, Inc.	204	10,008
Regal Entertainment Group	58	783
Scripps Networks Interactive, Inc., Class A	64	3,206
Sirius XM Radio, Inc.(b)	2,795	4,640
Thomson Reuters Corp.	269	10,556
Time Warner Cable, Inc.	255	18,192
Time Warner, Inc.	820	29,274
Viacom, Inc., Class B	437	20,329
Virgin Media, Inc.	239	6,642
The Walt Disney Co.	1,409	60,714
The Washington Post Co., Class B	4	1,750

		339,882

Multiline Retail – 1.4%
Big Lots, Inc.(b)	54	2,345
Dollar General Corp.(b)	50	1,567
Dollar Tree, Inc.(b)	92	5,108
Family Dollar Stores, Inc.	91	4,670
J.C. Penney Co., Inc.	170	6,105
Kohl’s Corp.	209	11,085
Macy’s, Inc.	304	7,375
Nordstrom, Inc.	120	5,386
Sears Holdings Corp.(b)	31	2,562
Target Corp.	499	24,955
Wal-Mart Stores, Inc.	1,394	72,558

		143,716

Specialty Retail – 2.0%
Aaron’s, Inc.	52	1,319
Abercrombie & Fitch Co., Class A	63	3,698
Advance Auto Parts, Inc.	59	3,872
Aeropostale, Inc.(b)	63	1,532
American Eagle Outfitters, Inc.	141	2,240
AutoNation, Inc.(b)	47	1,662
AutoZone, Inc.(b)	18	4,924
Bed Bath & Beyond, Inc.(b)	189	9,123
Best Buy Co., Inc.	234	6,720
CarMax, Inc.(b)	161	5,168
Chico’s FAS, Inc.	129	1,922
Dick’s Sporting Goods, Inc.(b)	64	2,559
Foot Locker, Inc.	113	2,228
GameStop Corp., Class A(b)	110	2,477
The Gap, Inc.	306	6,934
Guess?, Inc.	46	1,810
The Home Depot, Inc.	1,218	45,139
Limited Brands, Inc.	192	6,313
Lowe’s Cos., Inc.	1,038	27,434
O’Reilly Automotive, Inc.(b)	99	5,689
Office Depot, Inc.(b)	198	917
PetSmart, Inc.	85	3,481
RadioShack Corp.	76	1,141

3

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Ross Stores, Inc.	88	6,259
The Sherwin-Williams Co.	66	5,543
Signet Jewelers Ltd.(b)	62	2,853
Staples, Inc.	525	10,195
The TJX Cos., Inc.	293	14,571
Tiffany & Co.	91	5,591
Tractor Supply Co.	52	3,113
Urban Outfitters, Inc.(b)	88	2,625
Williams-Sonoma, Inc.	69	2,795

		201,847

Textiles, Apparel & Luxury Goods – 0.5%
Coach, Inc.	219	11,397
Fossil, Inc.(b)	36	3,372
Hanesbrands, Inc.(b)	69	1,866
NIKE, Inc., Class B	259	19,606
Phillips-Van Heusen Corp.	41	2,666
Polo Ralph Lauren Corp.	40	4,946
VF Corp.	63	6,207

		50,060

Total Consumer Discretionary		1,181,047

Consumer Staples – 8.5%
Beverages – 2.0%
Brown-Forman Corp., Class B	76	5,191
Central European Distribution Corp.(b)	51	579
The Coca-Cola Co.	1,515	100,520
Coca-Cola Enterprises, Inc.	244	6,661
Constellation Brands, Inc.(b)	132	2,677
Dr Pepper Snapple Group, Inc.	163	6,057
Hansen Natural Corp.(b)	48	2,891
Molson Coors Brewing Co., Class B	95	4,454
PepsiCo, Inc.	1,160	74,716

		203,746

Food & Staples Retailing – 1.2%
BJ’s Wholesale Club, Inc.(b)	39	1,904
CVS Caremark Corp.	979	33,599
Costco Wholesale Corp.	317	23,243
The Kroger Co.	464	11,122
SUPERVALU, Inc.	153	1,367
Safeway, Inc.	265	6,238
Sysco Corp.	426	11,800
Walgreen Co.	666	26,733
Whole Foods Market, Inc.	101	6,656

		122,662

Food Products – 1.6%
Archer Daniels Midland Co.	463	16,673
Bunge Ltd.	104	7,522
Campbell Soup Co.	124	4,106
ConAgra Foods, Inc.	321	7,624
Corn Products International, Inc.	54	2,798
Dean Foods Co.(b)	131	1,310
Flowers Foods, Inc.	55	1,498
General Mills, Inc.	477	17,434
Green Mountain Coffee Roasters, Inc.(b)	80	5,169
H.J. Heinz Co.	227	11,082
The Hershey Co.	111	6,033

4

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Hormel Foods Corp.	99	2,756
The J.M. Smucker Co.	86	6,139
Kellogg Co.	185	9,986
Kraft Foods, Inc., Class A	1,154	36,189
McCormick & Co., Inc.	95	4,544
Ralcorp Holdings, Inc.(b)	39	2,669
Sara Lee Corp.	448	7,916
Smithfield Foods, Inc.(b)	99	2,382
Tyson Foods, Inc., Class A	215	4,126

		157,956

Household Products – 1.9%
Church & Dwight Co., Inc.	51	4,046
Colgate-Palmolive Co.	353	28,508
The Clorox Co.	101	7,077
Energizer Holdings, Inc.(b)	50	3,558
Kimberly-Clark Corp.	298	19,451
The Procter & Gamble Co.	2,072	127,635

		190,275

Personal Products – 0.3%
Alberto-Culver Co.	62	2,311
Avon Products, Inc.	308	8,328
The Estee Lauder Cos., Inc., Class A	79	7,612
Herbalife Ltd.	43	3,499
Mead Johnson Nutrition Co.	147	8,516

		30,266

Tobacco – 1.5%
Altria Group, Inc.	1,498	38,993
Lorillard, Inc.	110	10,451
Philip Morris International, Inc.	1,332	87,419
Reynolds American, Inc.	242	8,599

		145,462

Total Consumer Staples		850,367

Energy – 12.7%
Energy Equipment & Services – 2.6%
Atwood Oceanics, Inc.(b)	40	1,857
Baker Hughes, Inc.	309	22,690
Cameron International Corp.(b)	176	10,050
Core Laboratories N.V.	32	3,269
Diamond Offshore Drilling, Inc.	50	3,885
Dresser-Rand Group, Inc.(b)	59	3,164
Exterran Holdings, Inc.(b)	45	1,068
FMC Technologies, Inc.(b)	87	8,220
Halliburton Co.	654	32,595
Helmerich & Payne, Inc.	68	4,671
McDermott International, Inc.(b)	166	4,215
Nabors Industries Ltd.(b)	205	6,228
National Oilwell Varco, Inc.	301	23,860
Oceaneering International, Inc.(b)	40	3,578
Oil States International, Inc.(b)	36	2,741
Patterson-UTI Energy, Inc.	111	3,262
Pride International, Inc.(b)	126	5,412
Rowan Cos., Inc.(b)	91	4,020
SEACOR Holdings, Inc.	15	1,387
Schlumberger Ltd.	983	91,675
Superior Energy Services, Inc.(b)	57	2,337

5

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Tidewater, Inc.	37	2,214
Unit Corp.(b)	29	1,796
Weatherford International Ltd.(b)	533	12,046

		256,240

Oil, Gas & Consumable Fuels – 10.1%
Alpha Natural Resources, Inc.(b)	87	5,165
Anadarko Petroleum Corp.	356	29,164
Apache Corp.	275	36,003
Arch Coal, Inc.	117	4,217
Cabot Oil & Gas Corp.	75	3,973
Chesapeake Energy Corp.	468	15,687
Chevron Corp.	1,445	155,236
Cimarex Energy Co.	60	6,914
Cobalt International Energy, Inc.(b)	53	891
Comstock Resources, Inc.(b)	34	1,052
Concho Resources, Inc.(b)	74	7,940
ConocoPhillips	1,071	85,530
CONSOL Energy, Inc.	162	8,688
Continental Resources, Inc.(b)	23	1,644
Denbury Resources, Inc.(b)	287	7,003
Devon Energy Corp.	321	29,458
EOG Resources, Inc.	193	22,872
EXCO Resources, Inc.	106	2,190
El Paso Corp.	506	9,108
Exxon Mobil Corp.	3,666	308,421
Forest Oil Corp.(b)	81	3,064
Frontier Oil Corp.	76	2,228
Frontline Ltd.	37	917
Hess Corp.	215	18,320
Holly Corp.	32	1,944
Marathon Oil Corp.	510	27,188
Massey Energy Co.	74	5,059
Murphy Oil Corp.	138	10,132
Newfield Exploration Co.(b)	96	7,297
Noble Energy, Inc.	126	12,178
Occidental Petroleum Corp.	584	61,022
Peabody Energy Corp.	193	13,888
Petrohawk Energy Corp.(b)	217	5,325
Pioneer Natural Resources Co.	83	8,459
Plains Exploration & Production Co.(b)	101	3,659
QEP Resources, Inc.	126	5,108
Quicksilver Resources, Inc.(b)	85	1,216
Range Resources Corp.	115	6,723
SM Energy Co.	45	3,339
SandRidge Energy, Inc.(b)	259	3,315
Southern Union Co.	90	2,576
Southwestern Energy Co.(b)	249	10,700
Spectra Energy Corp.	466	12,666
Sunoco, Inc.	87	3,966
Teekay Corp.	30	1,108
Tesoro Corp.(b)	102	2,737
Ultra Petroleum Corp.(b)	109	5,368
Valero Energy Corp.	407	12,137
Whiting Petroleum Corp.(b)	84	6,170
The Williams Cos., Inc.	420	13,096

		1,012,061

Total Energy		1,268,301

6

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Financials – 15.5%
Capital Markets – 2.5%
Affiliated Managers Group, Inc.(b)	37	4,047
Ameriprise Financial, Inc.	185	11,300
Ares Capital Corp.	147	2,484
The Bank of New York Mellon Corp.	873	26,076
BlackRock, Inc.(a)	67	13,468
The Charles Schwab Corp.	712	12,837
E*Trade Financial Corp.(b)	158	2,470
Eaton Vance Corp.	85	2,740
Federated Investors, Inc., Class B	64	1,712
Franklin Resources, Inc.	107	13,384
Greenhill & Co., Inc.	21	1,382
The Goldman Sachs Group, Inc.	370	58,634
Invesco Ltd.	337	8,614
Janus Capital Group, Inc.	132	1,646
Jefferies Group, Inc.	84	2,095
LPL Investment Holdings, Inc.(b)	12	430
Lazard Ltd, Class A	66	2,744
Legg Mason, Inc.	111	4,006
Morgan Stanley	1,088	29,724
Northern Trust Corp.	174	8,830
Raymond James Financial, Inc.	71	2,715
SEI Investments Co.	108	2,579
State Street Corp.	361	16,223
T Rowe Price Group, Inc.	187	12,421
TD Ameritrade Holding Corp.	168	3,506
Waddell & Reed Financial, Inc.	62	2,518

		248,585

Commercial Banks – 2.6%
Associated Banc-Corp.	124	1,841
BB&T Corp.	498	13,670
BOK Financial Corp.	18	930
BancorpSouth, Inc.	60	927
Bank of Hawaii Corp.	35	1,674
CapitalSource, Inc.	232	1,633
City National Corp.	33	1,883
Comerica, Inc.	127	4,664
Commerce Bancshares, Inc.	55	2,224
Cullen/Frost Bankers, Inc.	38	2,243
East West Bancorp, Inc.	106	2,328
Fifth Third Bancorp	660	9,161
First Citizens BancShares, Inc., Class A	4	802
First Horizon National Corp.	189	2,119
Fulton Financial Corp.	143	1,589
Huntington Bancshares, Inc.	621	4,123
KeyCorp	684	6,074
M&T Bank Corp.	53	4,689
Marshall & Ilsley Corp.	379	3,028
PNC Financial Services Group, Inc.	378	23,810
Popular, Inc.(b)	736	2,142
Regions Financial Corp.	903	6,556
SunTrust Banks, Inc.	385	11,103
TCF Financial Corp.	114	1,808
U.S. Bancorp	1,379	36,447
Valley National Bancorp	116	1,619
Wells Fargo & Co.	3,500	110,950
Wilmington Trust Corp.	66	298

7

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Zions BanCorp.	131	3,021

		263,356

Consumer Finance – 0.7%
American Express Co.	754	34,081
Capital One Financial Corp.	328	17,043
Discover Financial Services	391	9,431
Green Dot Corp., Class A(b)	4	171
SLM Corp.(b)	379	5,799

		66,525

Diversified Financial Services – 3.5%
Bank of America Corp.	7,217	96,203
CBOE Holdings, Inc.	9	261
CIT Group, Inc.(b)	144	6,127
CME Group, Inc.	47	14,173
Citigroup, Inc.(b)	15,218	67,263
Interactive Brokers Group, Inc., Class A	26	413
IntercontinentalExchange, Inc.(b)	53	6,548
JPMorgan Chase & Co.	2,862	131,938
Leucadia National Corp.	140	5,255
MSCI, Inc.(b)	79	2,909
Moody’s Corp.	148	5,019
The NASDAQ OMX Group, Inc.(b)	82	2,119
NYSE Euronext	188	6,612

		344,840

Insurance – 3.8%
ACE Ltd.	244	15,787
Aon Corp.	236	12,498
Aflac, Inc.	338	17,840
Alleghany Corp.(b)	5	1,655
Allied World Assurance Co. Holdings Ltd.	27	1,693
The Allstate Corp.	387	12,299
American Financial Group, Inc.	58	2,031
American International Group, Inc.(b)	87	3,057
American National Insurance Co.	5	396
Arch Capital Group Ltd.(b)	33	3,273
Arthur J Gallagher & Co.	75	2,281
Aspen Insurance Holdings Ltd.	51	1,405
Assurant, Inc.	72	2,773
Assured Guaranty Ltd.	133	1,982
Axis Capital Holdings Ltd.	86	3,003
Berkshire Hathaway, Inc., Class B(b)	1,244	104,036
Brown & Brown, Inc.	81	2,090
CNA Financial Corp.	19	561
Chubb Corp.	219	13,427
Cincinnati Financial Corp.	105	3,444
Endurance Specialty Holdings Ltd.	24	1,172
Erie Indemnity Co., Class A	21	1,493
Everest Re Group Ltd.	40	3,527
Fidelity National Financial, Inc.	165	2,331
Genworth Financial, Inc., Class A(b)	352	4,738
HCC Insurance Holdings, Inc.	83	2,599
The Hanover Insurance Group, Inc.	32	1,448
Hartford Financial Services Group, Inc.	319	8,591
Lincoln National Corp.	218	6,549
Loews Corp.	226	9,738
MBIA, Inc.(b)	110	1,104
Markel Corp.(b)	7	2,901
Marsh & McLennan Cos., Inc.	389	11,596

8

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Mercury General Corp.	19	743
MetLife, Inc.	468	20,934
Old Republic International Corp.	186	2,360
OneBeacon Insurance Group Ltd.	17	230
PartnerRe Ltd.	49	3,883
Principal Financial Group, Inc.	230	7,385
The Progressive Corp.	482	10,185
Protective Life Corp.	62	1,646
Prudential Financial, Inc.	334	20,568
Reinsurance Group of America, Inc.	53	3,327
RenaissanceRe Holdings Ltd.	39	2,691
StanCorp Financial Group, Inc.	34	1,568
Symetra Financial Corp.	25	340
Torchmark Corp.	56	3,723
Transatlantic Holdings, Inc.	46	2,239
The Travelers Cos., Inc.	313	18,617
Unitrin, Inc.	37	1,143
Unum Group	223	5,854
Validus Holdings Ltd.	47	1,566
WR Berkley Corp.	86	2,770
Wesco Financial Corp.	1	389
White Mountains Insurance Group Ltd.	5	1,821
XL Group Plc	233	5,732

		383,032

Real Estate Investment Trusts (REITs) – 2.1%
AMB Property Corp.	121	4,352
Alexandria Real Estate Equities, Inc.	39	3,041
Annaly Capital Management, Inc.	570	9,947
Apartment Investment & Management Co.	84	2,139
AvalonBay Communities, Inc.	60	7,205
BRE Properties, Inc.	46	2,170
Boston Properties, Inc.	100	9,485
Brandywine Realty Trust	95	1,153
Camden Property Trust	50	2,841
Chimera Investment Corp.	725	2,871
CommonWealth REIT	52	1,350
Corporate Office Properties Trust	48	1,735
Developers Diversified Realty Corp.	143	2,002
Digital Realty Trust, Inc.	66	3,837
Douglas Emmett, Inc.	88	1,650
Duke Realty Corp.	181	2,536
Equity Residential	204	11,508
Essex Property Trust, Inc.	23	2,852
Federal Realty Investment Trust	44	3,589
General Growth Properties, Inc.(b)	295	4,567
HCP, Inc.	289	10,965
Health Care REIT, Inc.	127	6,660
Hospitality Properties Trust	89	2,060
Host Hotels & Resorts, Inc.	473	8,330
Kimco Realty Corp.	292	5,355
Liberty Property Trust	81	2,665
Mack-Cali Realty Corp.	62	2,102
Nationwide Health Properties, Inc.	91	3,870
Piedmont Office Realty Trust, Inc.	38	738
Plum Creek Timber Co., Inc.	117	5,102
ProLogis	409	6,536
Public Storage	101	11,202
Rayonier, Inc.	58	3,614
Realty Income Corp.	91	3,180
Regency Centers Corp.	59	2,565
SL Green Realty Corp.	56	4,211
Senior Housing Properties Trust	102	2,350

9

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Simon Property Group, Inc.	211	22,611
Taubman Centers, Inc.	39	2,090
The Macerich Co.	93	4,606
UDR, Inc.	131	3,192
Ventas, Inc.	113	6,136
Vornado Realty Trust	116	10,150
Weingarten Realty Investors	86	2,155

		213,275

Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc., Class A(b)	205	5,474
Forest City Enterprises, Inc., Class A(b)	92	1,732
The Howard Hughes Corp.(b)	21	1,483
Jones Lang LaSalle, Inc.	30	2,992
The St Joe Co.(b)	67	1,680

		13,361

Thrifts & Mortgage Finance – 0.2%
Capitol Federal Financial, Inc.	33	372
First Niagara Financial Group, Inc.	150	2,037
Hudson City Bancorp, Inc.	340	3,291
New York Community Bancorp, Inc.	313	5,403
People’s United Financial, Inc.	252	3,170
TFS Financial Corp.	57	605
Washington Federal, Inc.	81	1,405

		16,283

Total Financials		1,549,257

Health Care – 10.8%
Biotechnology – 1.4%
Alexion Pharmaceuticals, Inc.(b)	64	6,315
Amgen, Inc.(b)	689	36,827
Amylin Pharmaceuticals, Inc.(b)	103	1,171
Biogen Idec, Inc.(b)	174	12,770
BioMarin Pharmaceutical, Inc.(b)	73	1,834
Celgene Corp.(b)	333	19,157
Cephalon, Inc.(b)	54	4,092
Dendreon Corp.(b)	104	3,893
Genzyme Corp.(b)	192	14,621
Gilead Sciences, Inc.(b)	572	24,276
Human Genome Sciences, Inc.(b)	135	3,706
Myriad Genetics, Inc.(b)	66	1,330
Regeneron Pharmaceuticals, Inc.(b)	50	2,247
Talecris Biotherapeutics Holdings Corp.(b)	37	992
United Therapeutics Corp.(b)	36	2,413
Vertex Pharmaceuticals, Inc.(b)	145	6,950

		142,594

Health Care Equipment & Supplies – 2.1%
Alcon, Inc.	50	8,276
Alere, Inc.(b)	60	2,348
Baxter International, Inc.	429	23,067
Beckman Coulter, Inc.	50	4,154
Becton Dickinson & Co.	159	12,660
Boston Scientific Corp.(b)	1,091	7,844
C.R. Bard, Inc.	62	6,157
CareFusion Corp.(b)	130	3,666
The Cooper Cos., Inc.	33	2,292
Covidien PLC	361	18,750

10

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

DENTSPLY International, Inc.	105	3,884
Edwards Lifesciences Corp.(b)	82	7,134
Gen-Probe, Inc.(b)	36	2,389
Hill-Rom Holdings, Inc.	45	1,709
Hologic, Inc.(b)	186	4,129
Hospira, Inc.(b)	119	6,569
IDEXX Laboratories, Inc.(b)	41	3,166
Intuitive Surgical, Inc.(b)	28	9,337
Kinetic Concepts, Inc.(b)	45	2,449
Medtronic, Inc.	792	31,165
ResMed, Inc.(b)	109	3,270
St. Jude Medical, Inc.	238	12,200
Stryker Corp.	227	13,802
Teleflex, Inc.	29	1,681
Thoratec Corp.(b)	41	1,063
Varian Medical Systems, Inc.(b)	89	6,020
Zimmer Holdings, Inc.(b)	138	8,353

		207,534

Health Care Providers & Services – 2.1%
Aetna, Inc.	288	10,780
AmerisourceBergen Corp.	203	8,031
Brookdale Senior Living, Inc.(b)	62	1,736
CIGNA Corp.	199	8,812
Cardinal Health, Inc.	260	10,694
Community Health Systems, Inc.(b)	68	2,719
Coventry Health Care, Inc.(b)	106	3,380
DaVita, Inc.(b)	70	5,986
Emergency Medical Services Corp.(b)	21	1,335
Express Scripts, Inc.(b)	394	21,910
Health Management Associates, Inc.(b)	180	1,962
Health Net, Inc.(b)	67	2,191
Henry Schein, Inc.(b)	66	4,631
Humana, Inc.(b)	122	8,533
Laboratory Corp. of America Holdings(b)	75	6,910
LifePoint Hospitals, Inc.(b)	37	1,487
Lincare Holdings, Inc.	71	2,106
McKesson Corp.	182	14,387
Medco Health Solutions, Inc.(b)	291	16,342
Mednax, Inc.(b)	34	2,265
Omnicare, Inc.	86	2,579
Patterson Cos., Inc.	73	2,350
Quest Diagnostics, Inc.	93	5,368
UnitedHealth Group, Inc.	818	36,973
Universal Health Services, Inc.	65	3,212
VCA Antech, Inc.(b)	62	1,561
WellPoint, Inc.	270	18,843

		207,083

Health Care Technology – 0.1%
Allscripts Healthcare Solutions, Inc.(b)	84	1,763
Cerner Corp.(b)	49	5,449
Emdeon Inc., Class A(b)	20	322
SXC Health Solutions Corp.(b)	44	2,411

		9,945

Life Sciences Tools & Services – 0.5%
Bio-Rad Laboratories, Inc., Class A(b)	14	1,682
Charles River Laboratories International, Inc.(b)	42	1,612
Covance, Inc.(b)	43	2,353
Illumina, Inc.(b)	92	6,447

11

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Life Technologies Corp.(b)	131	6,867
Mettler-Toledo International, Inc.(b)	24	4,128
PerkinElmer, Inc.	85	2,233
Pharmaceutical Product Development, Inc.	76	2,106
Techne Corp.	27	1,933
Thermo Fisher Scientific, Inc.(b)	295	16,387
Waters Corp.(b)	67	5,822

		51,570

Pharmaceuticals – 4.6%
Abbott Laboratories	1,110	54,446
Allergan, Inc.	219	15,553
Bristol-Myers Squibb Co.	1,237	32,694
Eli Lilly & Co.	732	25,744
Endo Pharmaceuticals Holdings, Inc.(b)	84	3,205
Forest Laboratories, Inc.(b)	205	6,622
Johnson & Johnson	1,984	117,552
Merck & Co., Inc.	2,243	74,041
Mylan, Inc.(b)	313	7,096
Perrigo Co.	58	4,612
Pfizer, Inc.	5,802	117,839
Warner Chilcott PLC, Class A	65	1,513
Watson Pharmaceuticals, Inc.(b)	76	4,257

		465,174

Total Health Care		1,083,900

Industrials – 11.4%
Aerospace & Defense – 2.5%
Alliant Techsystems, Inc.	24	1,696
BE Aerospace, Inc.(b)	69	2,452
The Boeing Co.	546	40,366
General Dynamics Corp.	249	19,064
Goodrich Corp.	90	7,698
Honeywell International, Inc.	551	32,900
Huntington Ingalls Industries, Inc.(b)	36	1,494
ITT Corp.	132	7,927
L-3 Communications Holdings, Inc.	78	6,108
Lockheed Martin Corp.	208	16,723
Northrop Grumman Corp.	217	13,608
Precision Castparts Corp.	102	15,012
Raytheon Co.	259	13,175
Rockwell Collins, Inc.	113	7,326
Spirit Aerosystems Holdings, Inc., Class A(b)	76	1,951
TransDigm Group, Inc.(b)	35	2,934
United Technologies Corp.	671	56,800

		247,234

Air Freight & Logistics – 0.8%
C.H. Robinson Worldwide, Inc.	119	8,821
Expeditors International of Washington, Inc.	153	7,671
FedEx Corp.	225	21,049
UTi Worldwide, Inc.	73	1,478
United Parcel Service, Inc., Class B	514	38,201

		77,220

Airlines – 0.2%
AMR Corp.(b)	239	1,544
Copa Holdings SA	22	1,161
Delta Air Lines, Inc.(b)	601	5,890

12

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Southwest Airlines Co.	536	6,770
United Continental Holdings, Inc.(b)	227	5,219

		20,584

Building Products – 0.1%
Armstrong World Industries, Inc.	14	648
Lennox International, Inc.	34	1,788
Masco Corp.	258	3,591
Owens Corning(b)	82	2,951
USG Corp.(b)	49	816

		9,794

Commercial Services & Supplies – 0.5%
Avery Dennison Corp.	79	3,315
Cintas Corp.	96	2,906
Copart, Inc.(b)	43	1,863
Corrections Corp. of America(b)	82	2,001
Covanta Holding Corp.	93	1,589
Iron Mountain, Inc.	131	4,091
KAR Auction Services, Inc.(b)	20	307
Pitney Bowes, Inc.	149	3,828
R.R. Donnelley & Sons Co.	148	2,800
Republic Services, Inc.	234	7,029
Stericycle, Inc.(b)	61	5,409
Waste Connections, Inc.	84	2,418
Waste Management, Inc.	347	12,957

		50,513

Construction & Engineering – 0.3%
Aecom Technology Corp.(b)	73	2,024
Chicago Bridge & Iron Co. N.V.	73	2,968
Fluor Corp.	129	9,502
Jacobs Engineering Group, Inc.(b)	90	4,629
KBR, Inc.	109	4,117
Quanta Services, Inc.(b)	151	3,387
The Shaw Group, Inc.(b)	61	2,160
URS Corp.(b)	60	2,763

		31,550

Electrical Equipment – 0.8%
AMETEK, Inc.	115	5,045
The Babcock & Wilcox Co.(b)	83	2,771
Cooper Industries Plc, Class A	121	7,853
Emerson Electric Co.	542	31,669
First Solar, Inc.(b)	40	6,434
General Cable Corp.(b)	37	1,602
Hubbell, Inc. Class B	43	3,054
Regal-Beloit Corp.	28	2,067
Rockwell Automation, Inc.	103	9,749
Roper Industries, Inc.	68	5,879
Thomas & Betts Corp.(b)	38	2,260

		78,383

Industrial Conglomerates – 2.2%
3M Co.	513	47,965
Carlisle Cos., Inc.	44	1,960
General Electric Co.	7,680	153,984
Textron, Inc.	197	5,396

13

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Tyco International Ltd.	344	15,401

		224,706

Machinery – 2.7%
AGCO Corp.(b)	67	3,683
Bucyrus International, Inc.	54	4,938
CNH Global N.V.(b)	18	874
Caterpillar, Inc.	452	50,330
Crane Co.	35	1,695
Cummins, Inc.	144	15,785
Danaher Corp.	383	19,878
Deere & Co.	306	29,648
Donaldson Co., Inc.	55	3,371
Dover Corp.	134	8,809
Eaton Corp.	241	13,361
Flowserve Corp.	40	5,152
Gardner Denver, Inc.	38	2,965
Graco, Inc.	44	2,002
Harsco Corp.	58	2,047
IDEX Corp.	58	2,532
Illinois Tool Works, Inc.	317	17,029
Ingersoll-Rand Plc	232	11,208
Joy Global, Inc.	74	7,312
Kennametal, Inc.	59	2,301
Lincoln Electric Holdings, Inc.	31	2,353
Navistar International Corp.(b)	51	3,536
Oshkosh Corp.(b)	65	2,300
PACCAR, Inc.	262	13,716
Pall Corp.	84	4,839
Parker Hannifin Corp.	116	10,983
Pentair, Inc.	71	2,683
SPX Corp.	36	2,858
Snap-on, Inc.	42	2,522
Terex Corp.(b)	78	2,889
The Manitowoc Co., Inc.	94	2,057
Timken Co.	62	3,243
Toro Co.	23	1,523
Trinity Industries, Inc.	57	2,090
Valmont Industries, Inc.	16	1,670
Wabtec Corp.	35	2,374

		266,556

Marine – 0.0%
Alexander & Baldwin, Inc.	30	1,370
Kirby Corp.(b)	39	2,234

		3,604

Professional Services – 0.2%
Dun & Bradstreet Corp.	36	2,889
Equifax, Inc.	91	3,536
FTI Consulting, Inc.(b)	34	1,303
IHS Inc, Class A(b)	35	3,106
Manpower, Inc.	59	3,710
Monster Worldwide, Inc.(b)	91	1,447
Nielsen Holdings N.V.(b)	59	1,611
Robert Half International, Inc.	108	3,305
Towers Watson & Co., Class A	31	1,719

14

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Verisk Analytics Inc, Class A(b)	70	2,293

		24,919

Road & Rail – 0.9%
CSX Corp.	265	20,829
Con-way, Inc.	39	1,532
Hertz Global Holdings, Inc.(b)	139	2,173
JB Hunt Transport Services, Inc.	66	2,998
Kansas City Southern(b)	74	4,029
Landstar System, Inc.	36	1,644
Norfolk Southern Corp.	266	18,426
Ryder System, Inc.	38	1,923
Union Pacific Corp.	364	35,792

		89,346

Trading Companies & Distributors – 0.2%
Fastenal Co.	95	6,159
GATX Corp.	33	1,276
MSC Industrial Direct Co.	31	2,123
W.W. Grainger, Inc.	42	5,782
WESCO International, Inc.(b)	31	1,937

		17,277

Total Industrials		1,141,686

Information Technology – 17.7%
Communications Equipment – 1.9%
Brocade Communications Systems, Inc.(b)	336	2,066
Ciena Corp.(b)	67	1,739
Cisco Systems, Inc.	4,108	70,452
EchoStar Corp.(b)	27	1,022
F5 Networks, Inc.(b)	58	5,949
Harris Corp.	93	4,613
JDS Uniphase Corp.(b)	155	3,230
Juniper Networks, Inc.(b)	378	15,906
Motorola Mobility Holdings, Inc.(b)	209	5,100
Motorola Solutions, Inc.(b)	239	10,681
Polycom, Inc.(b)	61	3,163
QUALCOMM, Inc.	1,180	64,699
Tellabs, Inc.	261	1,368

		189,988

Computers & Peripherals – 5.5%
Apple, Inc.(b)	655	228,235
Dell, Inc.(b)	1,224	17,760
Diebold, Inc.	47	1,667
EMC Corp.(b)	1,479	39,267
Hewlett-Packard Co.	1,576	64,569
International Business Machines Corp.	922	150,350
Lexmark International, Inc., Class A(b)	56	2,074
NCR Corp.(b)	115	2,167
NetApp, Inc.(b)	265	12,768
QLogic Corp.(b)	76	1,410
SanDisk Corp.(b)	165	7,605
Seagate Technology Plc(b)	326	4,694
Teradata Corp.(b)	120	6,084

15

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Western Digital Corp.(b)	165	6,153

		544,803

Electronic Equipment, Instruments & Components – 0.7%
AVX Corp.	35	522
Agilent Technologies, Inc.(b)	250	11,195
Amphenol Corp., Class A	125	6,799
Arrow Electronics, Inc.(b)	83	3,476
Avnet, Inc.(b)	109	3,716
Corning, Inc.	1,123	23,167
Dolby Laboratories, Inc., Class A(b)	39	1,919
FLIR Systems, Inc.	110	3,807
Ingram Micro, Inc., Class A(b)	113	2,376
Itron, Inc.(b)	29	1,637
Jabil Circuit, Inc.	130	2,656
Molex, Inc.	96	2,412
National Instruments Corp.	62	2,032
Tech Data Corp.(b)	34	1,729
Trimble Navigation Ltd.(b)	87	4,397
Vishay Intertechnology, Inc.(b)	110	1,951
Vishay Precision Group, Inc.(b)	9	141

		73,932

Internet Software & Services – 1.6%
AOL, Inc.(b)	77	1,504
Akamai Technologies, Inc.(b)	131	4,978
eBay, Inc.(b)	827	25,670
Equinix, Inc.(b)	33	3,006
Google, Inc., Class A(b)	175	102,587
IAC/InterActiveCorp(b)	52	1,606
VeriSign, Inc.	124	4,490
VistaPrint N.V.(b)	31	1,609
WebMD Health Corp.(b)	43	2,297
Yahoo!, Inc.(b)	938	15,618

		163,365

IT Services – 1.7%
Accenture Plc, Class A	440	24,187
Alliance Data Systems Corp.(b)	38	3,264
Amdocs Ltd.(b)	139	4,010
Automatic Data Processing, Inc.	362	18,574
Booz Allen Hamilton Holding Corp.(b)	10	180
Broadridge Financial Solutions, Inc.	91	2,065
Cognizant Technology Solutions Corp., Class A(b)	215	17,501
Computer Sciences Corp.	111	5,409
Convergys Corp.(b)	72	1,034
CoreLogic, Inc.(b)	84	1,554
DST Systems, Inc.	26	1,373
Fidelity National Information Services, Inc.	190	6,211
Fiserv, Inc.(b)	110	6,899
FleetCor Technologies, Inc.(b)	10	327
Gartner, Inc.(b)	53	2,209
Genpact Ltd.(b)	47	681
Global Payments, Inc.	59	2,886
Lender Processing Services, Inc.	64	2,060
MasterCard, Inc., Class A	70	17,620
Paychex, Inc.	232	7,276
SAIC, Inc.(b)	206	3,486
Total System Services, Inc.	118	2,126
Visa, Inc., Class A	336	24,736

16

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

The Western Union Co.	483	10,032

		165,700

Office Electronics – 0.1%
Xerox Corp.	992	10,565
Zebra Technologies Corp., Class A(b)	42	1,648

		12,213

Semiconductors & Semiconductor Equipment – 2.6%
Advanced Micro Devices, Inc.(b)	432	3,715
Altera Corp.	230	10,125
Analog Devices, Inc.	214	8,427
Applied Materials, Inc.	966	15,089
Atheros Communications, Inc.(b)	50	2,233
Atmel Corp.(b)	331	4,512
Avago Technologies Ltd.	76	2,364
Broadcom Corp., Class A	388	15,279
Cree, Inc.(b)	77	3,554
Cypress Semiconductor Corp.(b)	125	2,423
Fairchild Semiconductor International, Inc.(b)	90	1,638
Intel Corp.	4,002	80,720
International Rectifier Corp.(b)	51	1,686
Intersil Corp. Class A	89	1,108
KLA-Tencor Corp.	122	5,779
LSI Corp.(b)	443	3,012
Lam Research Corp.(b)	91	5,156
Linear Technology Corp.	161	5,414
MEMC Electronic Materials, Inc.(b)	164	2,125
Marvell Technology Group Ltd.(b)	389	6,049
Maxim Integrated Products, Inc.	217	5,555
Microchip Technology, Inc.	133	5,055
Micron Technology, Inc.(b)	615	7,048
NVIDIA Corp.(b)	412	7,606
National Semiconductor Corp.	171	2,452
Novellus Systems, Inc.(b)	65	2,414
ON Semiconductor Corp.(b)	309	3,050
PMC - Sierra, Inc.(b)	165	1,238
Rambus, Inc.(b)	71	1,406
Silicon Laboratories, Inc.(b)	33	1,426
Skyworks Solutions, Inc.(b)	127	4,117
SunPower Corp., Class A(b)	70	1,200
Teradyne, Inc.(b)	130	2,315
Texas Instruments, Inc.	879	30,378
Varian Semiconductor Equipment Associates, Inc.(b)	54	2,628
Xilinx, Inc.	186	6,101

		264,397

Software – 3.6%
ANSYS, Inc.(b)	65	3,522
Activision Blizzard, Inc.	373	4,092
Adobe Systems, Inc.(b)	379	12,568
Autodesk, Inc.(b)	165	7,278
BMC Software, Inc.(b)	131	6,516
CA, Inc.	280	6,770
Cadence Design Systems, Inc.(b)	194	1,891
Citrix Systems, Inc.(b)	134	9,844
Compuware Corp.(b)	162	1,871
Electronic Arts, Inc.(b)	237	4,629
Factset Research Systems, Inc.	34	3,561
Informatica Corp.(b)	66	3,447
Intuit, Inc.(b)	202	10,726

17

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

MICROS Systems, Inc.(b)	58	2,867
Microsoft Corp.	5,510	139,734
Novell, Inc.(b)	251	1,488
Nuance Communications, Inc.(b)	164	3,208
Oracle Corp.	2,740	91,434
Red Hat, Inc.(b)	136	6,173
Rovi Corp.(b)	77	4,131
Salesforce.com, Inc.(b)	82	10,954
Solera Holdings, Inc.	50	2,555
Symantec Corp.(b)	575	10,660
Synopsys, Inc.(b)	108	2,986
VMware, Inc., Class A(b)	53	4,322

		357,227

Total Information Technology		1,771,625

Materials – 4.1%
Chemicals – 2.2%
Air Products & Chemicals, Inc.	153	13,798
Airgas, Inc.	60	3,985
Albemarle Corp.	66	3,945
Ashland, Inc.	56	3,235
CF Industries Holdings, Inc.	51	6,976
Cabot Corp.	47	2,176
Celanese Corp.	113	5,014
Cytec Industries, Inc.	35	1,903
The Dow Chemical Co.	831	31,370
E.I. du Pont de Nemours & Co.	652	35,840
Eastman Chemical Co.	52	5,165
Ecolab, Inc.	168	8,571
FMC Corp.	52	4,416
Huntsman Corp.	136	2,364
International Flavors & Fragrances, Inc.	57	3,551
Intrepid Potash, Inc.(b)	32	1,114
Lubrizol Corp.	46	6,162
Monsanto Co.	392	28,326
The Mosaic Co.	114	8,977
Nalco Holding Co.	93	2,540
PPG Industries, Inc.	120	11,425
Praxair, Inc.	220	22,352
RPM International, Inc.	93	2,207
Sigma-Aldrich Corp.	87	5,537
The Scotts Miracle-Gro Co., Class A	33	1,909
Valspar Corp.	71	2,776

		225,634

Construction Materials – 0.1%
Eagle Materials, Inc.	32	969
Martin Marietta Materials, Inc.	33	2,959
Vulcan Materials Co.	92	4,195

		8,123

Containers & Packaging – 0.3%
Aptargroup, Inc.	49	2,456
Ball Corp.	122	4,374
Bemis Co., Inc.	78	2,559
Crown Holdings, Inc.(b)	117	4,514
Greif Inc, Class A	25	1,635
Owens-Illinois, Inc.(b)	119	3,593
Packaging Corp. of America	74	2,138
Sealed Air Corp.	115	3,066

18

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Sonoco Products Co.	72	2,608
Temple-Inland, Inc.	77	1,802

		28,745

Metals & Mining – 1.3%
AK Steel Holding Corp.	79	1,247
Alcoa, Inc.	734	12,955
Allegheny Technologies, Inc.	71	4,808
Carpenter Technology Corp.	32	1,367
Cliffs Natural Resources, Inc.	97	9,533
Commercial Metals Co.	82	1,416
Compass Minerals International, Inc.	24	2,245
Freeport-McMoRan Copper & Gold, Inc.	676	37,552
Newmont Mining Corp.	342	18,666
Nucor Corp.	227	10,447
Reliance Steel & Aluminum Co.	53	3,062
Royal Gold, Inc.	39	2,044
Schnitzer Steel Industries, Inc.	16	1,040
Southern Copper Corp.	122	4,913
Steel Dynamics, Inc.	156	2,928
Titanium Metals Corp.(b)	61	1,133
United States Steel Corp.	103	5,556
Walter Energy, Inc.	45	6,094

		127,006

Paper & Forest Products – 0.2%
Domtar Corp.	30	2,753
International Paper Co.	314	9,476
MeadWestvaco Corp.	123	3,731
Weyerhaeuser Co.	385	9,471

		25,431

Total Materials		414,939

Telecommunication Services – 2.9%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	4,251	130,081
CenturyLink, Inc.	424	17,617
Frontier Communications Corp.	709	5,828
Level 3 Communications, Inc.(b)	1,192	1,752
tw telecom, Inc.(b)	109	2,093
Verizon Communications, Inc.	2,033	78,352
Windstream Corp.	367	4,723

		240,446

Wireless Telecommunication Services – 0.5%
American Tower Corp., Class A(b)	290	15,028
Clearwire Corp, Class A(b)	108	604
Crown Castle International Corp.(b)	209	8,893
Leap Wireless International, Inc.(b)	44	682
MetroPCS Communications, Inc.(b)	181	2,939
NII Holdings, Inc.(b)	120	5,000
SBA Communications Corp, Class A(b)	84	3,333
Sprint Nextel Corp.(b)	2,119	9,832
Telephone & Data Systems, Inc.	61	2,056
United States Cellular Corp.(b)	11	566

		48,933

Total Telecommunication Services		289,379

19

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Utilities – 3.4%
Electric Utilities – 1.6%
American Electric Power Co., Inc.	344	12,088
DPL, Inc.	86	2,357
Duke Energy Corp.	945	17,152
Edison International	234	8,562
Entergy Corp.	129	8,670
Exelon Corp.	475	19,589
FirstEnergy Corp.	301	11,164
Great Plains Energy, Inc.	97	1,942
Hawaiian Electric Industries, Inc.	67	1,662
ITC Holdings Corp.	36	2,516
N.V. Energy, Inc.	169	2,517
NextEra Energy, Inc.	298	16,426
Northeast Utilities	127	4,394
PPL Corp.	347	8,779
Pepco Holdings, Inc.	161	3,003
Pinnacle West Capital Corp.	78	3,338
Progress Energy, Inc.	207	9,551
Southern Co.	593	22,599
Westar Energy, Inc.	86	2,272

		158,581

Gas Utilities – 0.3%
AGL Resources, Inc.	56	2,231
Atmos Energy Corp.	67	2,285
EQT Corp.	107	5,339
Energen Corp.	52	3,282
National Fuel Gas Co.	53	3,922
Oneok, Inc.	76	5,083
Questar Corp.	126	2,199
UGI Corp.	79	2,599

		26,940

Independent Power Producers & Energy Traders – 0.2%
The AES Corp.(b)	482	6,266
Calpine Corp.(b)	251	3,984
Constellation Energy Group, Inc.	133	4,140
GenOn Energy, Inc.(b)	551	2,099
NRG Energy, Inc.(b)	184	3,963
Ormat Technologies, Inc.	14	355

		20,807

Multi-Utilities – 1.2%
Alliant Energy Corp.	80	3,114
Ameren Corp.	171	4,800
CMS Energy Corp.	176	3,457
Centerpoint Energy, Inc.	303	5,321
Consolidated Edison, Inc.	203	10,296
DTE Energy Co.	121	5,924
Dominion Resources, Inc.	429	19,176
Integrys Energy Group, Inc.	55	2,778
MDU Resources Group, Inc.	135	3,101
NSTAR	77	3,563
NiSource, Inc.	199	3,817
OGE Energy Corp.	70	3,539
PG&E Corp.	282	12,459
Public Service Enterprise Group, Inc.	364	11,470
SCANA Corp.	81	3,189
Sempra Energy	178	9,523

20

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

TECO Energy, Inc.	154	2,889
Vectren Corp.	58	1,577
Wisconsin Energy Corp.	168	5,124
Xcel Energy, Inc.	347	8,290

		123,407

Water Utilities – 0.1%
American Water Works Co., Inc.	126	3,534
Aqua America, Inc.	99	2,266

		5,800

Total Utilities		335,535

Total Common Stocks (Cost – $ 9,886,702) – 98.8%		9,886,036

Total Investments (Cost – $ 9,986,430*) – 99.8%		9,985,761
Other Assets in Excess of Liabilities – 0.2%		23,569

Net Assets – 100.0%		$10,009,330

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,986,430

Gross unrealized appreciation	–
Gross unrealized depreciation	$(669)

Net unrealized depreciation	$(669)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain (Loss)	Income
iShares Russell 1000 Index Fund	–	1,350	–	1,350	$99,725	–	–
BlackRock, Inc.	–	67	–	67	13,468	–	–

(b)	Non-income producing security.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

21

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent prospectus.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Exchange-Traded Funds	$99,725	–	–	$99,725
Long-Term Investments[1]:
Common Stocks	9,886,036	–	–	9,886,036

Total	$9,985,761	–	–	$9,985,761

[1]	See above Schedule of Investments for values in each sector and industry.

22

Schedule of Investments March 31, 2011 (Unaudited)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
ACE Securities Corp., Series 2005-AG1, Class A2D,
0.61%, 8/25/35(a)	$4,601	$4,432,559
AH Mortgage Advance Trust, Series 2010-ADV2, Class A1,
4.21%, 5/10/41(b)	7,700	7,719,250
Access Group, Inc.,
1.76%, 9/01/37	8,000	7,039,920
Accredited Mortgage Loan Trust, Series 2005-3, Class A2D,
0.62%, 9/25/36(a)	3,300	3,014,223
American General Mortgage Loan Trust, Series 2010-1A, Class A1,
5.15%, 3/25/58(a)(b)	6,791	7,016,189
AmeriCredit Automobile Receivables Trust:
Series 2006-BG, Class A4, 5.21%, 9/06/13	2,852	2,873,154
Series 2006-RM, Class A3, 5.53%, 1/06/14	5,257	5,296,992
Series 2007-CM, Class A4A, 5.55%, 4/07/14	5,277	5,442,479
Series 2011-1, Class D, 4.26%, 2/08/17	700	704,872
Ameriquest Mortgage Securities, Inc.:
Series 2005-R6, Class A2, 0.46%, 8/25/35(a)	937	903,751
Series 2005-R9, Class AF6, 5.33%, 11/25/35	5,508	5,693,006
Series 2006-R1, Class A2C, 0.44%, 3/25/36(a)	2,492	2,459,509
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1, 0.74%, 6/25/35(a)	564	555,358
Series 2005-OPT1, Class A1SS, 0.51%, 7/25/35(a)	1,100	1,055,304
Series 2006-HE1, Class A2A, 0.31%, 1/25/37(a)	632	628,720
Series 2006-OPT2, Class A3B, 0.36%, 10/25/36(a)	492	490,264
Bank of America Credit Card Trust, Series 2007-C1, Class C1,
0.55%, 6/16/14(a)	2,300	2,287,596
BNC Mortgage Loan Trust, Series 2007-4, Class A3A,
0.50%, 11/25/37(a)	2,695	2,639,381
Bear Stearns Asset Backed Securities Trust:
Series 2005-HE12, Class 1A3, 0.64%, 12/25/35(a)	2,898	2,518,663
Series 2005-HE9, Class M1, 0.77%, 10/25/35(a)	572	529,209
Series 2007-HE3, Class 1A1, 0.38%, 4/25/37(a)	4,415	4,259,264
Capital One Auto Finance Trust:
Series 2006-C, Class A4, 0.29%, 5/15/13(a)	579	577,022
Series 2007-A, Class A4, 0.28%, 11/15/13(a)	951	946,698
Series 2007-B, Class A4, 0.29%, 4/15/14(a)	3,424	3,413,535
Capital One Multi-Asset Execution Trust:
Series 2006-C1, Class C, 0.55%, 3/17/14(a)	5,900	5,894,684
Series 2006-C2, Class C, 0.56%, 6/16/14(a)	6,365	6,348,131
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1,
0.37%, 2/25/37(a)	1,585	1,499,226
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4,
4.40%, 2/25/30	606	602,818
Citibank Credit Card Issuance Trust:
Series 2002-C2, Class C2, 6.95%, 2/18/14	2,000	2,094,569
Series 2004-C1, Class C1, 0.91%, 7/15/13(a)	3,700	3,695,674
Series 2006-C2, Class C2, 5.70%, 5/15/13	8,237	8,289,401
Citigroup Mortgage Loan Trust, Inc.:
Series 2005-SHL1, Class A, 0.66%, 7/25/44(a)(b)	2,121	1,954,923
Series 2007-WFH4, Class A2A, 1.15%, 7/25/37(a)	389	381,827
Countrywide Asset-Backed Certificates:
Series 2004-AB2, Class A3, 0.66%, 5/25/36(a)	1,963	1,890,721
Series 2005-3, Class MV2, 0.71%, 8/25/35(a)	3,000	2,771,511
Series 2005-4, Class MV1, 0.72%, 10/25/35(a)	5,932	5,760,622
Series 2005-AB1, Class A3, 0.55%, 8/25/35(a)	2,500	2,239,445
Series 2006-15, Class A2, 5.68%, 10/25/46(a)	3,741	3,673,805
Series 2006-20, Class 2A2, 0.38%, 9/25/59(a)	3,935	3,737,569
Series 2006-22, Class 2A1, 0.31%, 5/25/47(a)	18	18,289
Series 2006-22, Class 2A2, 0.36%, 5/25/47(a)	2,000	1,930,014
Series 2006-25, Class 2A1, 0.33%, 6/25/47(a)	640	632,638
Series 2006-25, Class 2A2, 0.37%, 6/25/37(a)	5,500	5,092,714
Series 2007-10, Class 2A1, 0.30%, 6/25/47(a)	1,728	1,663,033
Series 2007-4, Class A1B, 5.81%, 9/25/37	933	920,412
Series 2007-5, Class 2A1, 0.35%, 9/25/47(a)	1,784	1,752,082

1

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Series 2007-6, Class 2A1, 0.35%, 9/25/37(a)	2,350	2,308,429
Series 2007-7, Class 2A1, 0.33%, 10/25/47(a)	218	215,129
Series 2007-8, Class 2A1, 0.31%, 11/25/37(a)	2,835	2,737,256
Credit-Based Asset Servicing & Securitization LLC, Series 2007-SP2, Class A1,
0.41%, 3/25/46(a)(b)	897	891,895
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2004-FF10, Class A3, 0.79%, 9/25/34(a)	309	293,203
Series 2005-FF10, Class A4, 0.58%, 11/25/35(a)	2,281	1,954,644
Series 2005-FF4, Class M1, 0.69%, 5/25/35(a)	2,258	1,990,333
First National Master Note Trust, Series 2009-1, Class A,
1.61%, 5/15/14(a)	5,800	5,803,730
GMAC Mortgage Corp. Loan Trust, Series 2006-HLTV, Class A3,
5.59%, 10/25/29	714	698,740
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A,
3.72%, 2/15/23(b)	3,600	3,618,828
GSAA Home Equity Trust, Series 2005-12, Class AF3W,
5.00%, 9/25/35(a)	5,783	5,496,530
GSAMP Trust, Series 2007-HE2, Class A2A,
0.38%, 3/25/47(a)	1,232	1,171,200
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3,
0.44%, 12/25/35(a)	4,668	3,991,432
Home Equity Asset Trust:
Series 2005-2, Class M2, 0.73%, 7/25/35(a)	4,200	3,931,679
Series 2006-1, Class 2A4, 0.58%, 4/25/36(a)	4,200	3,473,963
IndyMac Residential Asset Backed Trust, Series 2007-A, Class 2A1,
0.38%, 4/25/47(a)	1,966	1,938,534
JPMorgan Mortgage Acquisition Corp., Series 2006-CH1, Class A3,
0.35%, 7/25/36(a)	6,046	5,894,603
Lehman XS Trust:
Series 2005-5N, Class 3A3B, 0.65%, 11/25/35(a)	998	957,003
Series 2006-GP4, Class 3A1A, 0.32%, 8/25/46(a)	–	28
MBNA Master Credit Card Trust:
Series 2001-C, Class C, 7.10%, 9/15/13(b)	4,525	4,535,111
Series 2006-C3, Class C3, 0.55%, 10/15/13(a)	800	799,585
MASTR Asset Backed Securities Trust:
Series 2006-AB1, Class A2, 0.48%, 2/25/36(a)	3,983	3,548,547
Series 2006-AM1, Class A2, 0.38%, 1/25/36(a)	210	209,004
Series 2007-HE1, Class A1, 0.33%, 5/25/37(a)	1,722	1,646,192
Morgan Stanley Capital, Inc., Series 2006, Class A3,
0.44%, 12/25/35(a)	1,773	1,743,389
Morgan Stanley Home Equity Loan Trust:
Series 2005-1, Class M2, 0.72%, 12/25/34(a)	4,711	4,386,794
Series 2006-1, Class A2B, 0.45%, 12/25/35(a)	830	811,902
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV2,
0.39%, 9/25/36(a)	4,157	4,004,231
New Century Home Equity Loan Trust:
Series 2005-3, Class A2D, 0.63%, 7/25/35(a)	7,531	7,375,423
Series 2005-3, Class M1, 0.73%, 7/25/35(a)	9,200	7,924,770
Series 2005-3, Class M2, 0.74%, 7/25/35(a)	1,500	1,194,424
Park Place Securities, Inc.:
Series 2004-MHQ1, Class M1, 0.95%, 12/25/34(a)	2,720	2,630,724
Series 2005-WCW3, Class A2C, 0.63%, 8/25/35(a)	8,100	7,477,628
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC3, Class M1, 0.70%, 8/25/35(a)	4,859	4,747,738
Series 2005-RS8, Class A2, 0.54%, 10/25/33(a)	2,957	2,861,704
Series 2007-RZ1, Class A1, 0.32%, 2/25/37(a)	8	7,920
Residential Asset Securities Corp.:
Series 2005-AHL1, Class A2, 0.52%, 7/25/35(a)	779	768,698
Series 2005-AHL2, Class A2, 0.51%, 10/25/35(a)	733	705,057
Series 2005-EMX3, Class M1, 0.68%, 9/25/35(a)	1,000	930,908
Series 2006-KS1, Class A3, 0.47%, 2/25/36(a)	1,302	1,210,282
Series 2006-KS7, Class A2, 0.35%, 9/25/36(a)	278	275,798
Series 2007-KS3, Class AI1, 0.36%, 4/25/37(a)	1,785	1,754,118
Series 2007-KS4, Class A1, 0.35%, 5/25/37(a)	516	506,664
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3A,
0.30%, 10/25/36(a)	854	838,663
SLC Student Loan Trust:
Series 2006-A, Class A4, 1.00%, 1/15/19(a)	8,588	8,381,286

2

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets

Series 2010-B, Class A2, 3.76%, 7/15/42(a)(b)	4,211	4,362,234
SLM Student Loan Trust:
Series 2009-C, Class A, 4.50%, 11/16/43(a)(b)	6,140	5,962,216
Series 2009-D, Class A, 3.50%, 8/17/43(a)(b)	2,832	2,818,498
Series 2010-A, Class 2A, 3.51%, 5/16/44(a)(b)	4,825	5,054,063
Santander Drive Auto Receivables Trust:
Series 2010-2, Class A2, 0.95%, 8/15/13	1,241	1,241,752
Series 2010-B, Class C, 3.02%, 10/17/16(b)	2,500	2,498,887
Saxon Asset Securities Trust, Series 2005-4, Class A1A,
0.48%, 11/25/37(a)	2,652	2,428,038
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR5, Class A1A, 0.54%, 8/25/35(a)	985	975,645
Series 2006-OP1, Class A2C, 0.55%, 10/25/35(a)	3,837	3,384,101
Soundview Home Equity Loan Trust:
Series 2005-OPT4, Class 2A3, 0.51%, 12/25/35(a)	7,558	6,730,387
Series 2006-EQ1, Class A2, 0.36%, 10/25/36(a)	4,469	4,370,839
Series 2007-1, Class 2A1, 0.35%, 3/25/37(a)	2,639	2,569,527
Series 2007-OPT5, Class 2A1, 1.05%, 10/25/37(a)	93	92,790
Specialty Underwriting & Residential Finance, Series 2005-BC3, Class M2,
0.75%, 6/25/36(a)	2,600	1,915,836
Structured Asset Investment Loan Trust:
Series 2005-1, Class A5, 0.60%, 2/25/35(a)(b)	1,748	1,725,425
Series 2005-11, Class A6, 0.47%, 1/25/36(a)	4,849	4,547,828
Series 2005-2, Class M1, 0.92%, 3/25/35(a)	4,500	3,990,055
Series 2005-6, Class M1, 0.73%, 7/25/35(a)	3,900	3,133,365
Structured Asset Securities Corp.:
Series 2006-BC5, Class A2, 0.31%, 12/25/36(a)	2,399	2,328,586
Series 2006-OPT1, Class A4, 0.41%, 4/25/36(a)	3,396	3,176,046
Terwin Mortgage Trust:
Series 2005-12AL, Class AF2, 1.00%, 7/25/36	1,128	1,132,601
Series 2005-14HE, Class AF2, 4.85%, 8/25/36	4,296	4,243,540
Wachovia Auto Loan Owner Trust, Series 2007-1, Class D,
5.65%, 2/20/13	2,600	2,611,719
Wheels SPV LLC, Series 2009-1, Class A,
1.81%, 3/15/18(a)(b)	4,939	4,970,685

Total Asset-Backed Securities – 14.8%		330,249,408

Corporate Bonds
Aerospace & Defense – 0.3%
BE Aerospace, Inc.,
6.88%, 10/01/20	1,900	1,966,500
L-3 Communications Corp.,
Series B, 6.38%, 10/15/15	4,843	4,988,290

		6,954,790

Air Freight & Logistics – 0.1%
FedEx Corp.,
8.00%, 1/15/19(c)	600	743,986
United Parcel Service, Inc.,
4.88%, 11/15/40	400	376,422

		1,120,408

Auto Components – 0.0%
Cooper US, Inc.:
2.38%, 1/15/16	350	343,531
3.88%, 12/15/20	300	291,121

		634,652

Automobiles – 0.1%
DaimlerChrysler North America Holding Corp.,
8.50%, 1/18/31	1,000	1,344,087

Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc.,
6.38%, 1/15/40(c)	1,400	1,569,260
Bottling Group LLC,
5.13%, 1/15/19(c)	1,100	1,204,951
Diageo Finance BV,
3.25%, 1/15/15	2,000	2,052,546
Dr Pepper Snapple Group, Inc.:
2.35%, 12/21/12	1,000	1,019,532

3

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

2.90%, 1/15/16	1,250	1,239,488
PepsiCo, Inc.:
5.50%, 1/15/40	2,000	2,061,548
4.88%, 11/01/40	1,000	936,006

		10,083,331

Biotechnology – 0.4%
Amgen, Inc.,
6.40%, 2/01/39	900	998,095
Biogen Idec, Inc.,
6.88%, 3/01/18	3,500	3,964,919
Celgene Corp.,
3.95%, 10/15/20	4,000	3,774,600
Genentech, Inc.,
4.75%, 7/15/15	625	679,839

		9,417,453

Building Products – 0.0%
CRH America, Inc.,
6.00%, 9/30/16	800	862,341

Capital Markets – 1.2%
The Bear Stearns Cos., Inc.,
6.40%, 10/02/17	2,500	2,808,455
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	3,600	3,956,882
Credit Suisse First Boston USA, Inc.:
5.13%, 1/15/14	1,400	1,517,242
4.88%, 1/15/15	900	966,916
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	1,500	1,610,705
6.15%, 4/01/18	1,500	1,626,266
7.50%, 2/15/19	1,200	1,393,901
6.75%, 10/01/37	1,650	1,664,238
6.25%, 2/01/41	950	946,065
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	2,350	2,610,126
Morgan Stanley:
6.00%, 4/28/15	1,400	1,524,748
6.25%, 8/28/17	1,500	1,630,327
5.63%, 9/23/19	2,000	2,042,670
5.75%, 1/25/21	1,500	1,513,944
Series F, 5.95%, 12/28/17	850	913,017

		26,725,502

Chemicals – 0.5%
Eastman Chemical Co.,
3.00%, 12/15/15	2,300	2,280,024
Nalco Co.,
6.63%, 1/15/19(b)(c)	3,500	3,600,625
PPG Industries, Inc.:
6.65%, 3/15/18	2,200	2,560,897
3.60%, 11/15/20	2,000	1,883,124

		10,324,670

Commercial Banks – 2.2%
Abbey National Treasury Services Plc,
3.88%, 11/10/14(b)	2,500	2,496,933
American Express Bank FSB,
5.55%, 10/17/12	1,800	1,907,519
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13(b)	2,800	2,838,640
BNP Paribas/BNP Paribas LLC,
2.13%, 12/21/12	4,000	4,053,132
Credit Suisse New York,
5.30%, 8/13/19	2,400	2,522,813
Deutsche Bank AG/London,
2.38%, 1/11/13	3,500	3,556,707
HSBC Bank USA NA:
4.88%, 8/24/20	1,400	1,370,524
5.88%, 11/01/34	1,700	1,663,657
HSBC Holdings Plc:
5.25%, 12/12/12	3,000	3,173,505
6.50%, 9/15/37	1,400	1,427,644
JPMorgan Chase Bank NA, Series BKNT,
6.00%, 10/01/17	800	875,014
Lloyds TSB Bank Plc,
4.38%, 1/12/15(b)(c)	2,500	2,546,308
The Royal Bank of Scotland Plc,
6.13%, 1/11/21(c)	1,250	1,285,089

4

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Wachovia Bank NA,
6.00%, 11/15/17	5,400	5,995,626
Wells Fargo & Co.:
5.25%, 10/23/12	7,700	8,162,177
3.68%, 6/15/16	2,500	2,514,775
4.60%, 4/01/21	3,300	3,263,387

		49,653,450

Commercial Services & Supplies – 0.0%
Iron Mountain, Inc.,
8.38%, 8/15/21	580	627,850

Communications Equipment – 0.4%
Juniper Networks, Inc.,
5.95%, 3/15/41	200	197,502
Motorola, Inc.,
8.00%, 11/01/11	4,600	4,779,000
Omnicom Group, Inc.,
4.45%, 8/15/20	3,800	3,742,651

		8,719,153

Consumer Finance – 0.6%
American Express Co.,
8.13%, 5/20/19	4,800	5,988,830
American Express Credit Co.,
2.75%, 9/15/15	2,600	2,553,023
Capital One Financial Corp.,
7.38%, 5/23/14	1,600	1,836,469
Caterpillar Financial Services Corp.,
7.05%, 10/01/18(c)	3,000	3,622,377

		14,000,699

Containers & Packaging – 0.5%
Ball Corp.,
5.75%, 5/15/21	2,900	2,842,000
Crown Americas LLC and Crown Americas Capital Corp. II,
7.63%, 5/15/17	3,900	4,260,750
Sealed Air Corp.:
7.88%, 6/15/17	840	939,323
6.88%, 7/15/33(b)	2,000	1,989,562

		10,031,635

Diversified Financial Services – 1.6%
Associates Corp. of North America,
6.95%, 11/01/18	1,500	1,676,370
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,465,159
3.70%, 9/01/15	1,000	1,001,603
5.65%, 5/01/18	1,500	1,567,623
5.49%, 3/15/19	1,500	1,509,466
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,530,697
6.38%, 8/12/14	1,400	1,547,613
6.13%, 11/21/17	1,000	1,089,656
8.50%, 5/22/19(c)	1,600	1,974,202
8.13%, 7/15/39	600	752,108
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	1,921,334
4.38%, 9/16/20	4,000	3,887,200
4.63%, 1/07/21	1,600	1,575,715
5.30%, 2/11/21(c)	550	558,618
6.75%, 3/15/32	500	549,421
6.88%, 1/10/39	1,000	1,115,993
Genworth Global Funding Trusts,
5.75%, 5/15/13	1,000	1,058,149
JPMorgan Chase & Co.:
4.75%, 5/01/13	3,100	3,293,142
3.45%, 3/01/16	3,300	3,288,216
SLM Corp.:
6.25%, 1/25/16	300	312,750

5

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

8.00%, 3/25/20	950	1,035,500

		35,710,535

Diversified Telecommunication Services – 1.8%
AT&T, Inc.:
4.95%, 1/15/13	1,500	1,597,660
6.55%, 2/15/39	2,000	2,084,476
5.35%, 9/01/40(b)	1,231	1,102,662
BellSouth Corp.,
6.55%, 6/15/34	2,400	2,512,030
British Telecommunications Plc,
9.88%, 12/15/30	400	553,290
CenturyLink, Inc.,
6.15%, 9/15/19	100	105,001
Frontier Communications Corp.:
7.88%, 4/15/15	900	969,750
8.25%, 4/15/17	5,050	5,454,000
Qwest Corp.,
8.38%, 5/01/16	3,300	3,927,000
Telecom Italia Capital SA,
7.00%, 6/04/18	1,600	1,739,878
Telefonica Emisiones SAU,
5.86%, 2/04/13	3,600	3,837,704
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,558,892
6.90%, 4/15/38(c)	900	998,850
8.95%, 3/01/39	500	681,533
7.35%, 4/01/39	1,700	1,981,488
Virgin Media Secured Finance Plc:
6.50%, 1/15/18(c)	2,600	2,840,500
5.25%, 1/15/21(b)(c)	600	602,044
Windstream Corp.,
7.88%, 11/01/17	5,650	6,059,625

		39,606,383

Electric Utilities – 1.4%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,072,637
5.88%, 2/01/33	3,500	3,545,822
Duke Energy Corp.,
5.05%, 9/15/19(c)	2,000	2,083,080
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	1,200	1,243,446
MidAmerican Energy Holdings Co.,
5.75%, 4/01/18	6,550	7,304,514
Northern States Power Co,
5.25%, 7/15/35	2,500	2,486,883
Oncor Electric Delivery Co. LLC,
5.95%, 9/01/13	2,750	3,000,085
Pacific Gas & Electric Co.,
5.63%, 11/30/17	1,500	1,665,932
PacifiCorp,
5.50%, 1/15/19	1,300	1,442,542
Progress Energy, Inc.:
4.88%, 12/01/19(c)	3,100	3,217,533
4.40%, 1/15/21(c)	3,700	3,672,502
Southern Co.,
4.15%, 5/15/14	900	952,171

		31,687,147

Electronic Equipment, Instruments & Components – 0.2%
Corning, Inc.,
4.25%, 8/15/20	600	594,489
Tyco Electronics Group SA,
6.55%, 10/01/17	2,900	3,318,777

		3,913,266

Food & Staples Retailing – 0.1%
Wal-Mart Stores, Inc.,
4.88%, 7/08/40	1,700	1,550,767

Food Products – 0.6%
General Mills, Inc.,
5.65%, 2/15/19	1,400	1,551,819
HJ Heinz Finance Co.,
7.13%, 8/01/39(b)	1,400	1,662,961
Hershey Co. (The),
4.13%, 12/01/20	1,550	1,553,008
Kellogg Co.:
5.13%, 12/03/12	2,300	2,453,656
4.45%, 5/30/16	100	107,144
Series B, 7.45%, 4/01/31	100	124,593

6

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Kraft Foods, Inc.,
5.38%, 2/10/20	3,600	3,800,685
Mead Johnson Nutrition Co.,
4.90%, 11/01/19	2,400	2,484,847

		13,738,713

Health Care Equipment & Supplies – 0.1%
Covidien International Finance SA,
6.55%, 10/15/37	1,600	1,821,264
Zimmer Holdings, Inc.,
4.63%, 11/30/19	1,450	1,501,704

		3,322,968

Health Care Providers & Services – 1.2%
AmerisourceBergen Corp.,
4.88%, 11/15/19	900	933,594
CIGNA Corp.,
4.38%, 12/15/20	1,900	1,856,600
Cardinal Health, Inc.,
4.63%, 12/15/20	4,300	4,276,827
DaVita, Inc.:
6.38%, 11/01/18	6,250	6,312,500
6.63%, 11/01/20	2,200	2,227,500
Express Scripts, Inc.,
6.25%, 6/15/14	2,200	2,444,092
Humana, Inc.,
6.45%, 6/01/16	2,400	2,656,375
Laboratory Corp. of America Holdings,
3.13%, 5/15/16	1,600	1,592,943
UnitedHealth Group, Inc.:
4.70%, 2/15/21	3,100	3,134,010
6.88%, 2/15/38	1,700	1,906,928
5.70%, 10/15/40	250	243,725

		27,585,094

Hotels, Restaurants & Leisure – 0.7%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,149,398
5.70%, 2/01/39	1,100	1,166,881
4.88%, 7/15/40	1,600	1,510,654
Wyndham Worldwide Corp.,
6.00%, 12/01/16	3,850	4,079,614
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,103,268
6.25%, 3/15/18	2,500	2,806,262
3.88%, 11/01/20(c)	1,500	1,416,485
6.88%, 11/15/37	2,100	2,339,543

		16,572,105

Household Durables – 0.0%
Stanley Black & Decker, Inc.,
5.20%, 9/01/40	600	570,527

Independent Power Producers & Energy Traders – 0.2%
Constellation Energy Group, Inc.,
5.15%, 12/01/20	3,200	3,174,819
Exelon Generation Co. LLC,
5.75%, 10/01/41	500	458,648

		3,633,467

Industrial Conglomerates – 0.2%
Tyco International Finance SA,
8.50%, 1/15/19	3,900	5,031,339

Insurance – 0.9%
Allstate Life Global Funding Trusts,
5.38%, 4/30/13	5,250	5,664,057
American International Group:
6.40%, 12/15/20	1,200	1,280,753
6.25%, 3/15/37	500	457,500
8.18%, 5/15/68(a)	500	538,125
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	434,508
9.25%, 4/15/19	2,300	2,931,039
Metropolitan Life Global Funding I,
2.50%, 1/11/13(b)	2,500	2,542,965
Northwestern Mutual Life Insurance,
6.06%, 3/30/40(b)	2,700	2,850,897

7

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Prudential Financial, Inc.:
5.15%, 1/15/13	1,750	1,849,993
7.38%, 6/15/19	1,000	1,174,116
Willis Group Holdings Plc,
5.75%, 3/15/21	1,300	1,289,863

		21,013,816

Internet Software & Services – 0.1%
Digital Realty Trust LP,
5.88%, 2/01/20	2,800	2,922,450

IT Services – 0.6%
International Business Machines Corp.:
2.00%, 1/05/16(c)	8,600	8,366,845
7.63%, 10/15/18	2,050	2,565,606
5.60%, 11/30/39	1,600	1,672,634

		12,605,085

Life Sciences Tools & Services – 0.5%
Bio-Rad Laboratories, Inc.,
4.88%, 12/15/20	4,100	4,033,375
Life Technologies Corp.,
3.50%, 1/15/16	4,400	4,386,281
Thermo Fisher Scientific, Inc.:
3.25%, 11/20/14	1,600	1,663,251
4.50%, 3/01/21	1,900	1,935,853

		12,018,760

Machinery – 0.3%
Case New Holland, Inc.,
7.75%, 9/01/13	3,191	3,474,201
Caterpillar, Inc.,
6.05%, 8/15/36	600	674,095
Dover Corp.,
4.30%, 3/01/21	2,400	2,423,040

		6,571,336

Media – 2.1%
CSC Holdings, Inc.,
7.63%, 7/15/18	7,750	8,486,250
Comcast Corp.,
5.70%, 5/15/18	7,050	7,674,066
DirecTV Holdings LLC,
5.20%, 3/15/20	2,500	2,574,887
DISH DBS Corp.:
6.38%, 10/01/11	500	510,000
7.88%, 9/01/19	2,700	2,922,750
DirecTV Holdings LLC / DirecTV Financing Co., Inc.:
7.63%, 5/15/16	4,800	5,292,000
5.88%, 10/01/19	1,500	1,621,761
5.00%, 3/01/21	2,300	2,308,096
NBC Universal, Inc.,
6.40%, 4/30/40(b)	500	513,366
News America, Inc.:
5.65%, 8/15/20	1,400	1,523,599
4.50%, 2/15/21(b)	3,500	3,429,058
6.15%, 2/15/41(b)	1,900	1,884,124
TCM Mobile LLC,
3.55%, 1/15/15(b)	1,600	1,619,666
Time Warner, Inc.:
7.70%, 5/01/32	500	583,079
6.20%, 3/15/40	600	594,553
Viacom, Inc.:
4.38%, 9/15/14	1,300	1,386,999
6.88%, 4/30/36	2,700	2,956,484

		45,880,738

Metals & Mining – 0.7%
Alcoa, Inc.,
5.55%, 2/01/17(c)	1,400	1,480,440
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/01/17	2,200	2,425,500
Rio Tinto Finance USA Ltd.,
9.00%, 5/01/19	5,300	6,964,836
Vale Overseas Ltd.:

8

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

6.88%, 11/21/36	1,000	1,064,861
6.88%, 11/10/39	2,100	2,244,679
Xstrata Canada Corp.,
6.20%, 6/15/35	1,000	1,026,802

		15,207,118

Multi-Utilities – 0.4%
Dominion Resources, Inc.:
6.40%, 6/15/18	4,050	4,623,918
4.45%, 3/15/21	2,100	2,082,637
PSEG Power LLC,
6.95%, 6/01/12	2,300	2,451,956

		9,158,511

Oil, Gas & Consumable Fuels – 2.3%
Anadarko Petroleum Corp.,
6.20%, 3/15/40	1,300	1,255,922
Apache Corp.,
5.10%, 9/01/40	700	650,731
BP Capital Markets Plc:
3.13%, 10/01/15	700	703,914
3.20%, 3/11/16	1,500	1,493,379
Buckeye Partners LP,
4.88%, 2/01/21	550	546,341
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	500	564,703
EnCana Corp.,
6.50%, 5/15/19(c)	400	467,037
Energy Transfer Partners LP:
9.70%, 3/15/19	1,900	2,479,958
9.00%, 4/15/19	800	1,010,659
Enterprise Products Operating LLC:
5.20%, 9/01/20	2,100	2,166,093
5.75%, 3/01/35	1,500	1,437,934
5.95%, 2/01/41	900	875,394
Linn Energy LLC/Linn Energy Finance Corp.:
8.63%, 4/15/20(b)	3,200	3,552,000
7.75%, 2/01/21(b)	250	266,875
Marathon Oil Corp.,
6.60%, 10/01/37	900	987,741
Marathon Petroleum Corp.:
5.13%, 3/01/21(b)	500	503,992
6.50%, 3/01/41(b)	1,000	1,010,363
Newfield Exploration Co.,
7.13%, 5/15/18	2,082	2,238,150
Petrobras International Finance Co.:
5.75%, 1/20/20	2,000	2,063,268
6.88%, 1/20/40	1,270	1,329,948
Petronas Capital Ltd.,
5.25%, 8/12/19	2,200	2,338,299
Pioneer Natural Resources Co.,
6.88%, 5/01/18(c)	1,333	1,446,917
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19(c)	600	750,630
5.75%, 1/15/20	3,000	3,210,825
6.70%, 5/15/36	1,000	1,081,939
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	6,250	7,283,356
3.80%, 10/01/20	4,200	4,042,844
7.63%, 1/15/39	600	743,536
Valero Energy Corp.,
6.13%, 2/01/20	3,900	4,218,123
Williams Partners LP,
3.80%, 2/15/15	800	828,144

		51,549,015

Paper & Forest Products – 0.2%
Domtar Corp.,
10.75%, 6/01/17(c)	1,500	1,875,000
International Paper Co.,
9.38%, 5/15/19	1,600	2,059,450

		3,934,450

Pharmaceuticals – 0.7%
Abbott Laboratories,
5.30%, 5/27/40	1,400	1,375,424

9

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

AstraZeneca Plc,
6.45%, 9/15/37	1,500	1,697,777
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	500	563,534
Johnson & Johnson,
4.50%, 9/01/40	1,800	1,649,113
Pfizer, Inc.,
6.20%, 3/15/19	1,500	1,728,529
Sanofi-Aventis SA,
2.63%, 3/29/16	2,400	2,379,370
Valeant Pharmaceuticals International,
6.50%, 7/15/16(b)	5,600	5,530,000

		14,923,747

Professional Services – 0.0%
Dun & Bradstreet Corp.,
2.88%, 11/15/15	600	588,157

Real Estate Investment Trusts (REITs) – 0.6%
Host Hotels & Resorts, Inc.,
6.00%, 11/01/20	5,200	5,109,000
Plum Creek Timberlands LP,
4.70%, 3/15/21	600	577,819
Simon Property Group LP,
5.65%, 2/01/20	2,800	3,015,236
TransDigm, Inc.,
7.75%, 12/15/18(b)(c)	4,200	4,509,750

		13,211,805

Road & Rail – 0.3%
CSX Corp.:
5.75%, 3/15/13	2,600	2,801,726
5.50%, 4/15/41	800	771,542
Norfolk Southern Corp.,
5.75%, 1/15/16	1,100	1,232,314
Union Pacific Corp.,
6.13%, 2/15/20(c)	1,300	1,492,102

		6,297,684

Semiconductors & Semiconductor Equipment – 0.0%
Broadcom Corp.,
2.38%, 11/01/15(b)	300	289,795

Software – 0.1%
Oracle Corp.:
5.25%, 1/15/16	1,500	1,667,469
5.75%, 4/15/18	550	615,881

		2,283,350

Specialty Retail – 0.7%
AutoZone, Inc.,
4.00%, 11/15/20	3,600	3,348,616
Limited Brands, Inc.:
6.90%, 7/15/17	3,800	4,075,500
8.50%, 6/15/19	4,000	4,590,000
The Sherwin-Williams Co.,
3.13%, 12/15/14	3,300	3,441,824

		15,455,940

Tobacco – 0.8%
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,616,572
9.25%, 8/06/19	1,100	1,435,579
9.95%, 11/10/38(c)	1,200	1,673,755
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,359,093
5.65%, 5/16/18	1,300	1,447,161
6.38%, 5/16/38	1,500	1,686,009
Reynolds American, Inc.,
1.01%, 6/15/11(a)	5,060	5,063,740

		17,281,909

Wireless Telecommunication Services – 0.5%
America Movil SAB de CV,
5.00%, 3/30/20	2,800	2,887,066
American Tower Corp.:
4.50%, 1/15/18	2,100	2,062,379

10

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

5.05%, 9/01/20	2,300	2,234,521
Vodafone Group Plc:
2.88%, 3/16/16	1,800	1,783,087
5.63%, 2/27/17	950	1,049,669

		10,016,722

Total Corporate Bonds – 26.7%		594,632,720

Foreign Agency Obligations
Brazilian Government International Bond:
5.88%, 1/15/19	7,600	8,417,000
5.63%, 1/07/41	1,500	1,473,750
Indonesia Government International Bond,
5.88%, 3/13/20(b)	1,800	1,919,250
Mexico Government International Bond,
5.13%, 1/15/20	3,050	3,190,300
Panama Government International Bond,
6.70%, 1/26/36	800	898,000
Peruvian Government International Bond:
7.13%, 3/30/19(c)	1,900	2,242,000
6.55%, 3/14/37	300	324,750
South Africa Government International Bond,
5.50%, 3/09/20	2,000	2,117,500

Total Foreign Agency Obligations – 0.9%		20,582,550

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 3.1%
Arran Residential Mortgages Funding Plc, Series 2010-1A, Class A1C,
1.51%, 5/16/47(a)(b)	3,794	3,796,535
Banc of America Funding Corp., Series 2006-G, Class 2A2,
0.33%, 7/20/36(a)	35	34,842
Citicorp Mortgage Securities, Inc., Series 2006-1, Class 2A1,
5.00%, 2/25/21	1,235	1,241,558
Countrywide Alternative Loan Trust:
Series 2006-HY12, Class A1, 5.81%, 8/25/36(a)	1,072	1,077,627
Series 2006-OA2, Class A2A, 0.40%, 5/20/46(a)	179	170,777
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-13, Class 1A1,
5.50%, 8/25/34	592	591,622
First Horizon Asset Securities, Inc., Series 2006-2, Class 1A6,
6.00%, 8/25/36	690	690,332
Fosse Master Issuer Plc, Series 2006-1A, Class A2,
0.36%, 10/18/54(a)(b)	410	409,648
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 4A3,
1.00%, 6/19/35	5,400	5,349,002
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A2,
2.78%, 1/25/36(a)	3,887	3,732,858
Greenpoint Mortgage Funding Trust:
Series 2006-AR4, Class A1A, 0.36%, 9/25/46(a)	169	163,976
Series 2006-AR5, Class A1A, 0.34%, 10/25/46(a)	5,852	5,278,144
HSI Asset Securitization Corp. Trust, Series 2005, Class 2A4,
0.64%, 8/25/35(a)	1,536	1,432,747
Holmes Master Issuer Plc:
Series 2007-2A, Class 3A1, 0.38%, 7/15/21(a)	4,802	4,787,877
Series 2011-1A, Class A2, 1.64%, 10/15/54(a)(b)	7,700	7,708,509
JPMorgan Alternative Loan Trust, Series 2006-A7, Class 1A2,
0.31%, 12/25/36(a)	5,594	5,481,174
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B,
0.52%, 7/25/35(a)	1,272	1,205,878
Residential Accredit Loans, Inc., Series 2004-QS9, Class A1,
5.00%, 6/25/19	780	776,473
Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A1,
0.45%, 9/25/47(a)	4,429	4,292,609
Thornburg Mortgage Securities Trust:
Series 2006-5, Class A1, 0.38%, 10/25/46(a)	3,504	3,471,057
Series 2007-1, Class A2B, 0.36%, 3/25/37(a)	4,133	4,006,525
Series 2007-2, Class A1, 0.40%, 6/25/37(a)	663	645,567
Series 2007-2, Class A3A, 0.39%, 6/25/37(a)	9,152	9,040,073
WaMu Mortgage Pass Through Certificates:
Series 2005-AR15, Class A1B1, 0.50%, 11/25/45(a)	344	337,839
Series 2005-AR15, Class A1C2, 0.64%, 11/25/45(a)	285	279,730
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-7, Class A3, 5.25%, 9/25/35	1,180	1,199,084
Series 2005-AR14, Class A2, 5.36%, 8/25/35(a)	1,499	1,500,173

11

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Series 2006-AR11, Class A3, 5.25%, 8/25/36(a)	286	286,185

		68,988,421

Commercial Mortgage-Backed Securities – 6.3%
Banc of America Commercial Mortgage, Inc.:
Series 2006-2, Class A4, 5.74%, 5/10/45(a)	3,245	3,524,353
Series 2006-2, Class AM, 5.78%, 5/10/45(a)	5,600	5,802,633
Bear Stearns Commercial Mortgage Securities:
Series 2001-TOP2, Class A2, 6.48%, 2/15/35	1,731	1,729,780
Series 2007-PW17, Class A4, 5.69%, 6/11/50(a)	2,355	2,518,224
CW Capital Cobalt Ltd.:
Series 2006-C1, Class A4, 5.22%, 8/15/48	3,000	3,111,918
Series 2007-C2, Class A3, 5.48%, 4/15/47(a)	3,700	3,815,968
Citigroup Commercial Mortgage Trust:
Series 2008-C7, Class A4, 6.10%, 12/10/49(a)	2,500	2,743,156
Series 2008-C7, Class AM, 5.82%, 12/10/49(a)	2,800	2,884,647
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK3, Class A4, 6.53%, 6/15/34	375	374,756
Series 2002-CKN2, Class A3, 6.13%, 4/15/37	2,249	2,319,321
Series 2005-C5, Class AM, 5.10%, 8/15/38(a)	1,500	1,568,022
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3,
5.31%, 12/15/39	3,900	4,094,949
GE Capital Commercial Mortgage Corp.:
Series 2002-1A, Class A3, 6.27%, 12/10/35	4,999	5,156,819
Series 2007-C1, Class A2, 5.42%, 12/10/49	1,945	1,975,365
Greenwich Capital Commercial Funding Corp.:
Series 2005-GG5, Class A5, 5.22%, 4/10/37(a)	1,000	1,064,781
Series 2006-GG7, Class AM, 5.89%, 7/10/38(a)	4,200	4,359,086
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A3, 6.47%, 11/15/35	4,479	4,537,801
Series 2002-CIB4, Class A3, 6.16%, 5/12/34	7,345	7,563,563
Series 2004-CBX, Class A3, 4.18%, 1/12/37	1,493	1,492,502
Series 2005-CB12, Class A3A1, 4.82%, 9/12/37	6,500	6,551,061
Series 2006-LDP6, Class AM, 5.53%, 4/15/43(a)	4,600	4,704,240
Series 2007-CB19, Class A3, 5.74%, 2/12/49(a)	4,300	4,455,438
Series 2007-LDPX, Class A1S, 4.93%, 1/15/49	9,551	9,652,091
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%, 11/15/38	6,600	6,693,039
Series 2006-C7, Class A3, 5.35%, 11/15/38	2,000	2,115,839
Series 2007-C6, Class A4, 5.86%, 7/15/40(a)	5,700	6,066,810
Merrill Lynch Countrywide Commercial Mortgage Trust:
Series 2006-1, Class A2, 5.44%, 2/12/39(a)	709	708,863
Series 2006-3, Class AM, 5.46%, 7/12/46(a)	3,300	3,338,391
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3,
4.89%, 2/12/42	598	612,632
Morgan Stanley Capital I, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	7,100	7,672,241
Morgan Stanley Reremic Trust:
Series 2009-GG10, Class A4A, 5.81%, 8/12/45(a)(b)	3,000	3,240,972
Series 2010-GG10, Class A4A, 5.81%, 8/15/45(a)(b)	3,800	4,105,231
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A5, 5.42%, 1/15/45(a)	5,700	6,012,343
Series 2006-C26, Class AM, 5.96%, 6/15/45(a)	2,700	2,821,676
Series 2006-C28, Class A4, 5.57%, 10/15/48	5,100	5,394,583
Series 2007-C34, Class A3, 5.68%, 5/15/46	6,000	6,363,537

		141,146,631

Total Non-Agency Mortgage-Backed Securities – 9.4%		210,135,052

Preferred Securities
Capital Trusts
Insurance – 0.3%
AON Corp.,
8.21%, 1/01/27	1,700	1,888,234

12

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Chubb Corp.:
6.00%, 5/11/37	800	837,928
6.38%, 3/29/67(a)	2,550	2,683,875
The Travelers Cos., Inc.,
6.25%, 6/15/37	1,000	1,074,250

		6,484,287

Total Capital Trusts – 0.3%		6,484,287

	Shares	Value
Trust Preferred – 0.2%
Diversified Financial Services – 0.2%
JPMorgan Chase Capital XXVII,
7.00%, 11/01/39	3,500	3,606,316

Total Preferred Securities – 0.5%		10,090,603

	Par (000)
Taxable Municipal Bonds
Chicago, Illinois Waterworks Revenue,
6.74%, 11/01/40	$150	152,397
Massachusetts State Transportation Fund Revenue,
5.73%, 6/01/40	150	154,320
New Jersey State Turnpike Authority Revenue,
7.10%, 1/01/41	700	752,773
New York City Transitional Finance Authority Revenue,
5.57%, 11/01/38	450	436,059
Orange County Local Transportation Authority Sales Tax Revenue,
6.91%, 2/15/41	450	493,065
Port Authority of New York & New Jersey Revenue,
5.65%, 11/01/40	800	765,592
San Diego County Regional Transportation Commission Revenue,
5.91%, 4/01/39	600	587,502
San Francisco City & County Public Utilities Commission Revenue,
6.95%, 11/01/31	900	956,871
State of California:
7.55%, 4/01/39	400	434,796
7.63%, 3/01/40	1,150	1,258,042
7.60%, 11/01/40	250	273,368
State of Illinois,
2.77%, 1/01/12	5,200	5,228,236
State of Mississippi,
5.25%, 11/01/34	600	568,608
University of Missouri System Facilities Revenue,
5.79%, 11/01/39	300	311,067

Total Taxable Municipal Bonds – 0.6%		12,372,696

U.S. Government Sponsored Agency Securities
Agency Obligations – 3.1%
Fannie Mae,
7.25%, 5/15/30	14,600	19,720,001
Freddie Mac,
1.75%, 9/10/15	50,000	49,076,200

		68,796,201

Collateralized Mortgage Obligations – 0.3%
Freddie Mac Mortgage Backed Securities, Series 3807, Class FN,
0.76%, 2/15/41(a)	5,429	5,437,658

Interest Only Collateralized Mortgage Obligations – 0.0%
Freddie Mac Mortgage Backed Securities:
Series 2989, Class WI, 5.50%, 5/15/29	435	5,856
Series 3003, Class BI, 5.00%, 12/15/34	381	5,041
Series 3016, Class PI, 5.50%, 5/15/29	122	970

		11,867

Mortgage-Backed Securities – 60.7%
Fannie Mae Mortgage Backed Securities:
1.00%, 5/01/40(a)	4,995	5,181,887

13

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

2.35%, 1/01/36(a)	2,188	2,297,842
2.56%, 1/01/35(a)	1,798	1,886,023
2.59%, 5/01/33(a)	4,176	4,346,045
2.59%, 8/01/33	3,102	3,253,616
3.00%, 2/01/26 – 4/01/41(d)	1,995	1,945,618
3.35%, 4/01/40(a)	732	755,600
3.50%, 2/01/26 – 4/01/41(d)	82,977	78,883,682
4.00%, 8/01/25 – 4/01/41(d)	272,402	268,822,652
4.50%, 10/01/24 – 4/01/41(d)	208,421	212,824,775
5.00%, 1/01/18 – 4/01/41(d)	117,495	123,534,109
5.50%, 9/01/19 – 4/01/41(d)	136,368	146,404,706
6.00%, 11/01/22 – 4/01/41(d)	31,578	34,569,866
6.50%, 7/01/32 – 10/01/36	20,829	23,528,149
Freddie Mac Mortgage Backed Securities:
2.35%, 10/01/33(a)	1,723	1,791,511
3.36%, 2/01/40(a)	4,675	4,813,942
3.50%, 12/01/25 – 4/01/41(d)	5,978	5,997,650
4.00%, 3/01/26 – 4/01/41(d)	56,096	56,183,809
4.50%, 8/01/20 – 4/01/41(d)	54,876	56,088,588
4.56%, 4/01/38(a)	6,691	7,047,815
5.00%, 10/01/20 – 4/01/41(d)	49,399	51,776,266
5.50%, 12/01/27 – 4/01/41(d)	32,826	35,098,069
6.00%, 12/01/28 – 4/01/41(d)	21,105	23,035,372
6.22%, 11/01/36(a)	2,728	2,862,937
6.50%, 5/01/21 – 1/01/36	4,399	4,949,858
Ginnie Mae Mortgage Backed Securities:
3.50%, 12/15/40 – 4/01/41(d)	13,995	13,332,409
4.00%, 9/15/40 – 4/01/41(d)	20,018	20,064,860
4.50%, 3/15/39 – 4/01/41(d)	82,439	85,069,803
5.00%, 9/15/39 – 7/20/40	35,561	37,961,786
5.50%, 6/15/34 – 11/20/39	19,408	21,042,045
6.00%, 4/01/41(d)	16,000	17,600,000

		1,352,951,290

Total U.S. Government Sponsored Agency Securities – 64.1%		1,427,197,016

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.13%, 8/15/29(e)	700	868,875
6.25%, 5/15/30	22,400	28,230,989
5.00%, 5/15/37	29,000	31,510,298
4.38%, 5/15/40(c)	23,100	22,583,946
3.88%, 8/15/40(c)	9,800	8,769,471
4.25%, 11/15/40(c)	4,640	4,437,724
U.S. Treasury Inflation Indexed Notes,	27,987	28,448,151
1.13%, 1/15/21
U.S. Treasury Notes:
2.75%, 12/31/17	26,500	26,377,862
3.50%, 5/15/20(c)(e)	32,099	32,532,978

Total U.S. Treasury Obligations – 8.2%		183,760,294

Total Long-Term Investments (Cost – $2,740,976,883) – 125.2%		2,789,020,339

	Shares	Value
Short-Term Securities
Money Market Funds – 14.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.23%(f)(g)(h)	311,939,265	311,939,265

14

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

BlackRock Cash Funds: Prime, SL Agency Shares,
0.22%(f)(g)(h)	11,961,194	11,961,194

		323,900,459

Total Short-Term Securities (Cost – $323,900,459) – 14.5%		323,900,459

Total Investments Before TBA Sale Commitments (Cost – $3,064,877,342*) – 139.7%		3,112,920,798
	Par (000)
TBA Sale Commitments(d)
Fannie Mae Mortgage Backed Securities:
3.00%, 2/01/26 – 4/01/41	$1,000	(974,219)
3.50%, 2/01/26 – 4/01/41	44,000	(41,428,750)
4.00%, 8/01/25 – 4/01/41	163,000	(160,300,313)
4.50%, 10/01/24 – 4/01/41	131,000	(133,312,969)
5.00%, 1/01/18 – 4/01/41	12,000	(12,618,125)
5.50%, 9/01/19 – 4/01/41	10,000	(10,693,750)
6.00%, 11/01/22 – 8/01/38	2,000	(2,175,000)
Freddie Mac Mortgage Backed Securities:
4.00%, 3/01/26 – 4/01/41	19,000	(19,067,656)
5.00%, 10/01/20 – 4/01/41	1,000	(1,061,250)
Ginnie Mae Mortgage Backed Securities:
4.00%, 9/15/40 – 4/01/41	3,000	(3,000,000)

Total TBA Sale Commitments (Proceeds – $384,243,105) – (17.3)%		(384,632,032)

Total Investments Net of TBA Sale Commitments – 122.4%		2,728,288,766
Liabilities in Excess of Other Assets – (22.4)%		(500,150,204)

Net Assets – 100.0%		$2,228,138,562

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,064,948,667

Gross unrealized appreciation	$64,002,137
Gross unrealized depreciation	(16,030,006)

Net unrealized appreciation	$47,972,131

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

15

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

(d)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Securities	$9,566,719	$29,014
Barclays Capital Inc.	$142,188	$(34,023)
BNP Paribas	$(39,726,250)	$(114,714)
Citigroup Global	$7,760,000	$(126,069)
Credit Suisse Securities LLC	$48,873,438	$192,659
Deutsche Bank Securities, Inc.	$63,633,438	$554,685
Goldman Sachs & Co.	$55,087,344	$169,675
JPMorgan Securities, Ltd.	$(23,986,719)	$(493,244)
Morgan Stanley Capital Services, Inc.	$16,463,125	$24,326
Nomura Securities	$5,088,281	$29,297
RBS Securities LLC	$(4,412,500)	$(9,990)
UBS Securities LLC	$5,273,906	$(16,307)
Wells Fargo Securities	$1,944,375	$23,442

(e)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(f)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at March 31, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	519,520,789	(207,581,524)	311,939,265	$5,747
BlackRock Cash Funds: Prime, SL Agency Shares	12,803,177	(841,983)	11,961,194	$220,784

(g)	Represents the current yield as of report date.

(h)	All or a portion of this security was purchased with the cash collateral from securities loaned.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
513	2-Year U.S. Treasury Notes	Chicago Board of Trade	June 2011	$111,898,125	$(115,983)
2,206	5-Year U.S. Treasury Notes	Chicago Board of Trade	June 2011	$257,636,673	144,962

16

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

210	10-Year U.S. Treasury Notes	Chicago Board of Trade	June 2011	$24,996,563	(27,969)
240	30-Year U.S. Treasury Bonds	Chicago Board of Trade	June 2011	$28,845,000	53,082

Total					$54,092

•	Financial futures contracts sold as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation
61	Ultra Long U.S. Treasury Bonds	Chicago Board of Trade	June 2011	$(7,537,313)	$(188,848)

•	Credit default swaps on single-name issues – buy protection outstanding as of March 31, 2011 were as follows:

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation
General Electric Capital Corp.	3.25%	Deutsche Bank AG	December 2013	$4,000	$	272,056

•	Credit default swaps on traded indexes – sold protection outstanding as of March 31, 2011 were as follows:

Issuer	Received Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation
Dow Jones CDX North America Investment Grade	1.00%	UBS AG	December 2015	$	63,500	$	(11,061)
Dow Jones CDX North America Investment Grade	1.00%	BNP Paribas	December 2015		23,600		(23,911)
Dow Jones CDX North America High Yield	5.00%	BNP Paribas	December 2015		16,100		(52,000)

Total						$	(86,972)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

17

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	–	$330,249,408	–	$330,249,408
Corporate Bonds	–	594,632,720	–	594,632,720
Foreign Agency Obligations	–	20,582,550	–	20,582,550
Non-Agency Mortgage- Backed Securities	–	210,135,052	–	210,135,052
Preferred Securities	–	10,090,603	–	10,090,603
Taxable Municipal Bonds	–	12,372,696	–	12,372,696
U.S. Government Sponsored Agency Securities	–	1,427,197,016	–	1,427,197,016
U.S. Treasury Obligations	–	183,760,294	–	183,760,294
Short-Term Securities:
Money Market Funds	$323,900,459	–	–	323,900,459
Liabilities:
Investments in Securities:
TBA Sale Commitments		(384,632,032)	–	(384,632,032)

Total	$323,900,459	$2,404,388,307	–	$2,728,288,766

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$272,056	–	$272,056
Interest rate contracts	$54,092	–	–	54,092
Liabilities:
Credit contracts	–	(86,972)	–	(86,972)
Interest rate contracts	(188,848)	–	–	(188,848)

Total	$(134,756)	$185,084	–	$50,328

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

18

Schedule of Investments March 31, 2011 (Unaudited)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Citibank Credit Card Issuance Trust:
Series 2006-A3, Class A3, 5.30%, 3/15/18	$100	$111,065
Series 2008-A1, Class A1, 5.35%, 2/07/20	170	188,206

Total Asset-Backed Securities – 0.3%		299,271

Corporate Bonds
Aerospace & Defense – 0.2%
The Boeing Co.,
6.13%, 2/15/33	100	113,121
Honeywell International, Inc.,
5.30%, 3/01/18	100	110,719

		223,840

Air Freight & Logistics – 0.1%
United Parcel Service, Inc.,
5.13%, 4/01/19	50	55,620

Auto Components – 0.0%
Johnson Controls, Inc.,
1.75%, 3/01/14	50	49,789

Beverages – 0.6%
Anheuser-Busch Cos., Inc.,
6.45%, 9/01/37	100	112,841
Bottling Group, LLC,
4.63%, 11/15/12(a)	100	105,928
The Coca-Cola Co.,
0.75%, 11/15/13	100	98,556
Diageo Capital Plc,
5.20%, 1/30/13	150	160,780
PepsiCo, Inc.,
4.88%, 11/01/40	100	93,601

		571,706

Biotechnology – 0.1%
Amgen, Inc.,
3.45%, 10/01/20	100	94,105

Capital Markets – 1.6%
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	200	219,827
Deutsche Bank AG,
5.38%, 10/12/12	100	106,103
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16	50	49,527
5.95%, 1/18/18	300	322,141
6.13%, 2/15/33	100	101,870
International Bank for Reconstruction & Development,
2.00%, 4/02/12	250	253,991
Jefferies Group, Inc.,
8.50%, 7/15/19(a)	50	58,985
Morgan Stanley:
5.30%, 3/01/13	150	159,430
5.75%, 10/18/16	225	240,902
Nomura Holdings, Inc.,
5.00%, 3/04/15	50	51,773
State Street Corp.,
2.88%, 3/07/16(a)	100	99,340

		1,663,889

Chemicals – 0.3%
E.I. du Pont de Nemours & Co.,
6.00%, 7/15/18	125	142,554
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/01/17	50	48,881
Praxair, Inc.,
4.63%, 3/30/15	100	108,223

		299,658

Commercial Banks – 2.4%
American Express Bank FSB,
5.50%, 4/16/13	250	268,135
BB&T Corp.,
5.25%, 11/01/19	100	102,302
Bank of Nova Scotia,
2.90%, 3/29/16(a)	100	99,489
Barclays Bank Plc,
5.00%, 9/22/16	175	185,532
Credit Suisse/New York NY,
2.20%, 1/14/14	100	100,382
European Investment Bank:

1

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

4.88%, 2/16/16	250	277,377
5.13%, 9/13/16	225	252,412
Fifth Third Bancorp,
3.63%, 1/25/16	50	49,956
HSBC Holdings Plc,
6.80%, 6/01/38	100	104,711
Korea Development Bank,
3.25%, 3/09/16(a)	100	98,072
Lloyds TSB Bank Plc,
6.38%, 1/21/21	50	52,105
PNC Funding Corp.,
5.63%, 2/01/17(b)	150	162,705
Royal Bank of Scotland Group Plc,
5.00%, 10/01/14	75	75,211
Swiss Bank Corp.,
7.00%, 10/15/15	150	167,051
Wachovia Bank NA/Wells Fargo & Co.,
6.60%, 1/15/38	50	56,167
Wells Fargo & Co.,
5.63%, 12/11/17	300	327,665
Westpac Banking Corp.,
4.88%, 11/19/19	50	51,527

		2,430,799

Commercial Services & Supplies – 0.2%
Republic Services, Inc.,
5.25%, 11/15/21	50	52,343
Vanderbilt University,
5.25%, 4/01/19	100	109,838

		162,181

Communications Equipment – 0.2%
Cisco Systems, Inc.:
1.63%, 3/14/14	100	99,835
4.95%, 2/15/19	100	107,353

		207,188

Computers & Peripherals – 0.3%
ACE INA Holdings, Inc.,
2.60%, 11/23/15	50	48,593
Dell, Inc.,
5.65%, 4/15/18	75	82,553
Hewlett-Packard Co.,
4.75%, 6/02/14	150	163,104

		294,250

Consumer Finance – 0.2%
Capital One Financial Corp.,
6.75%, 9/15/17	100	115,023
HSBC Finance Corp.,
6.68%, 1/15/21(c)	111	115,216

		230,239

Diversified Financial Services – 2.2%
Bank of America Corp.,
7.75%, 8/15/15	250	284,612
Citigroup, Inc.:
5.30%, 10/17/12	100	105,523
6.50%, 8/19/13	150	164,003
6.63%, 6/15/32	100	103,304
6.88%, 3/05/38	100	109,894
General Electric Capital Corp.:
2.25%, 11/09/15	100	96,067
5.63%, 5/01/18	300	324,336
4.38%, 9/16/20	50	48,590
Series G, 6.00%, 8/07/19	100	109,177
JPMorgan Chase & Co.:
1.65%, 9/30/13(a)	150	149,740
5.50%, 10/15/40	125	122,144
Merrill Lynch & Co., Inc.:
6.05%, 8/15/12	200	212,543
6.11%, 1/29/37	100	94,842
National Rural Utilities Cooperative Finance Corp.,
3.05%, 3/01/16	50	50,292
SLM Corp.,
8.45%, 6/15/18	100	112,000

2

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

US Bancorp,
1.38%, 9/13/13	100	99,815

		2,186,882

Diversified Telecommunication Services – 1.2%
AT&T Corp.,
8.00%, 11/15/31	4	5,012
AT&T, Inc.:
5.10%, 9/15/14	300	328,066
5.35%, 9/01/40(c)	113	101,219
Deutsche Telekom International Finance BV,
8.75%, 6/15/30	100	131,110
Embarq Corp.,
7.08%, 6/01/16	100	113,719
Telecom Italia Capital SA,
5.25%, 11/15/13	150	158,391
Telefonica Emisiones SAU,
5.46%, 2/16/21	50	50,636
Telefonica Europe BV,
8.25%, 9/15/30	50	60,406
Verizon Communications, Inc.,
6.00%, 4/01/41	100	99,613
Verizon Global Funding Corp.,
7.75%, 12/01/30	100	120,448

		1,168,620

Electric Utilities – 1.3%
Alabama Power Co.,
5.50%, 10/15/17	100	111,698
Commonwealth Edison Co.,
5.90%, 3/15/36	50	50,932
Consolidated Edison Co. of New York, Inc.,
6.65%, 4/01/19	100	117,938
Duke Energy Carolinas LLC,
6.05%, 4/15/38	100	108,912
Entergy Corp.,
3.63%, 9/15/15	50	49,481
Florida Power & Light Co./Progress Energy,
5.95%, 2/01/38	100	107,618
Indiana Michigan Power Co.,
6.05%, 3/15/37	100	103,767
Northern States Power Co,
8.00%, 8/28/12	100	109,458
Progress Energy, Inc.,
4.40%, 1/15/21(a)	100	99,257
Public Service Electric & Gas Co.,
3.50%, 8/15/20	50	47,483
Southern California Edison Co.:
5.00%, 1/15/16	100	109,391
5.50%, 3/15/40(a)	50	50,594
The Toledo Edison Co.,
6.15%, 5/15/37	100	102,653
Virginia Electric & Power Co.,
4.75%, 3/01/13	100	106,462

		1,275,644

Electrical Equipment – 0.1%
Emerson Electric Co.,
5.00%, 4/15/19	100	107,447

Electronic Equipment, Instruments & Components – 0.1%
Tyco Electronics Group SA,
6.55%, 10/01/17	50	57,220

Energy Equipment & Services – 0.3%
Ensco Plc,
3.25%, 3/15/16	100	99,632
Halliburton Co.,
6.15%, 9/15/19(a)	100	114,890
Transocean, Inc.,
5.25%, 3/15/13	100	106,157

		320,679

Food & Staples Retailing – 0.5%
CVS Caremark Corp.,
6.60%, 3/15/19	100	114,708
The Kroger Co.,
6.15%, 1/15/20	100	112,776
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	100	95,670
3.63%, 7/08/20	150	145,122

		468,276

Food Products – 0.2%
Corn Products International, Inc.,
3.20%, 11/01/15(a)	50	49,914

3

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Kraft Foods, Inc.,
6.13%, 8/23/18	150	167,749

		217,663

Health Care Equipment & Supplies – 0.3%
Covidien International Finance SA,
6.55%, 10/15/37	25	28,457
Hospira, Inc.,
6.05%, 3/30/17	125	138,525
Medtronic, Inc.,
4.13%, 3/15/21	100	98,833

		265,815

Health Care Providers & Services – 0.5%
Aetna, Inc.,
6.75%, 12/15/37	50	56,320
LG&E & KU Energy LLC,
3.75%, 11/15/20(c)	50	46,161
Medco Health Solutions, Inc.,
2.75%, 9/15/15	50	49,483
Quest Diagnostics, Inc. /DE,
3.20%, 4/01/16	50	49,699
UnitedHealth Group, Inc.,
5.95%, 2/15/41	100	100,690
WellPoint, Inc.,
5.25%, 1/15/16	150	164,842

		467,195

Hotels, Restaurants & Leisure – 0.2%
McDonald’s Corp.,
3.50%, 7/15/20(a)	100	97,668
Yum! Brands, Inc.,
5.30%, 9/15/19	100	106,071

		203,739

Household Durables – 0.1%
Whirlpool Corp.,
8.60%, 5/01/14	100	116,024

Household Products – 0.1%
Kimberly-Clark Corp.,
3.63%, 8/01/20	50	49,085
The Procter & Gamble Co.,
1.80%, 11/15/15	100	97,667

		146,752

Industrial Conglomerates – 0.3%
General Electric Co.,
5.00%, 2/01/13	100	106,541
Tyco International Finance SA,
4.13%, 10/15/14	50	53,090
Waste Management, Inc.,
4.60%, 3/01/21	100	99,916

		259,547

Insurance – 0.6%
American International Group, Inc.,
8.25%, 8/15/18	100	116,954
Berkshire Hathaway Finance Corp.,
5.10%, 7/15/14(a)	100	109,939
Genworth Financial, Inc.,
7.70%, 6/15/20	50	51,237
Hartford Financial Services Group, Inc.,
6.10%, 10/01/41	100	94,847
MetLife, Inc.,
5.00%, 6/15/15(a)	100	107,677
Travelers Property Casualty Corp.,
6.38%, 3/15/33	100	107,999

		588,653

Internet Software & Services – 0.0%
eBay, Inc.,
3.25%, 10/15/20	50	45,741

IT Services – 0.2%
Fiserv, Inc.,
6.80%, 11/20/17	50	55,716
International Business Machines Corp.,
2.00%, 1/05/16	150	145,933

		201,649

Life Sciences Tools & Services – 0.0%
Thermo Fisher Scientific, Inc.,
2.05%, 2/21/14	25	25,272

4

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Machinery – 0.2%
Caterpillar, Inc.,
5.70%, 8/15/16	100	113,875
Ingersoll-Rand Global Holding Co. Ltd.,
6.88%, 8/15/18	50	58,050

		171,925

Media – 0.8%
CBS Corp.,
5.63%, 8/15/12	10	10,551
COX Communications, Inc.,
5.50%, 10/01/15	100	109,677
Comcast Corp.,
6.45%, 3/15/37	100	102,443
DIRECTV Holdings LLC / DIRECTV Financing Co.:	100	100,217
3.13%, 2/15/16	100	98,550
3.50%, 3/01/16
NBC Universal, Inc.,
4.38%, 4/01/21(c)	100	95,739
News America, Inc.,
6.20%, 12/15/34	100	100,572
TCI Communications, Inc.,
8.75%, 8/01/15	50	60,679
Time Warner Cable, Inc.,
7.50%, 4/01/14	50	57,311
Time Warner, Inc.,
7.70%, 5/01/32	100	116,616

		852,355

Metals & Mining – 0.7%
Alcoa, Inc.,
5.90%, 2/01/27	150	147,580
ArcelorMittal,
3.75%, 3/01/16	150	149,723
BHP Billiton Finance USA Ltd.,
4.80%, 4/15/13	100	107,132
Rio Tinto Alcan, Inc.,
4.88%, 9/15/12	150	157,843
Vale Overseas Ltd.,
6.88%, 11/21/36	100	106,486

		668,764

Multi-Utilities – 0.1%
Pacific Gas & Electric Co.,
6.05%, 3/01/34	100	104,204

Office Electronics – 0.1%
Xerox Corp.,
5.63%, 12/15/19(a)	100	107,463

Oil, Gas & Consumable Fuels – 2.3%
Alberta Energy Co. Ltd.,
7.38%, 11/01/31	100	116,537
Anadarko Petroleum Corp.,
6.45%, 9/15/36	100	99,871
Apache Corp.,
6.00%, 1/15/37	100	105,695
BP Capital Markets Plc:
3.63%, 5/08/14	100	103,861
3.20%, 3/11/16	100	99,559
ConocoPhillips,
4.60%, 1/15/15	200	217,967
EOG Resources, Inc.,
2.50%, 2/01/16	50	48,816
Energy Transfer Partners LP,
9.70%, 3/15/19	150	195,786
Enterprise Products Operating LLC,
5.60%, 10/15/14	200	220,953
Kinder Morgan Energy Partners LP,
6.50%, 2/01/37	100	102,266
Marathon Petroleum Corp.,
3.50%, 3/01/16(c)	100	100,262
MidAmerican Energy Holdings Co.,
6.13%, 4/01/36	100	106,067
Nabors Industries, Inc.,
5.00%, 9/15/20	50	49,664
Petrobras International Finance Co.,
5.75%, 1/20/20	150	154,745
Sempra Energy,
2.00%, 3/15/14	100	99,316
Shell International Finance BV,
4.38%, 3/25/20	100	103,229
Statoil ASA,
5.10%, 8/17/40	100	95,912
Tennessee Gas Pipeline Co.,
7.50%, 4/01/17	100	118,880
TransCanada PipeLines Ltd.,
6.20%, 10/15/37	50	53,127
Valero Energy Corp.,
6.13%, 2/01/20	75	81,118
The Williams Cos., Inc.,
7.88%, 9/01/21	50	62,223

		2,335,854

Paper & Forest Products – 0.1%
International Paper Co.,
7.95%, 6/15/18	75	90,231

5

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Pharmaceuticals – 0.7%
Abbott Laboratories,
5.60%, 11/30/17	50	56,548
AstraZeneca Plc,
5.90%, 9/15/17	100	114,164
Eli Lilly & Co.,
5.50%, 3/15/27	50	53,226
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	50	56,353
Johnson & Johnson,
5.15%, 8/15/12	125	132,678
Merck & Co., Inc.,
5.95%, 12/01/28	100	112,176
Pharmacia Corp.,
6.50%, 12/01/18	150	173,804

		698,949

Real Estate Investment Trusts (REITs) – 0.3%
ERP Operating LP,
4.75%, 7/15/20	100	101,250
HCP, Inc.,
6.00%, 1/30/17	100	107,969
Health Care REIT, Inc.,
5.25%, 1/15/22	50	48,783

		258,002

Road & Rail – 0.3%
CSX Corp.,
3.70%, 10/30/20(a)	100	94,279
Norfolk Southern Corp.,
7.70%, 5/15/17	150	183,944

		278,223

Software – 0.2%
Microsoft Corp.,
3.00%, 10/01/20	50	46,422
Oracle Corp.,
5.75%, 4/15/18	150	167,967

		214,389

Specialty Retail – 0.1%
Lowe’s Cos., Inc.,
4.63%, 4/15/20	100	104,307

Tobacco – 0.1%
Altria Group, Inc.,
9.25%, 8/06/19	100	130,507

Wireless Telecommunication Services – 0.2%
America Movil SAB de CV,
5.00%, 3/30/20	100	103,110
American Tower Corp.,
5.05%, 9/01/20	25	24,288
Vodafone Group Plc,
7.88%, 2/15/30	100	126,716

		254,114

Total Corporate Bonds – 20.6%		20,675,369

Foreign Agency Obligations
Asian Development Bank,
2.75%, 5/21/14	200	207,292
Brazilian Government International Bond:
8.00%, 1/15/18	194	228,472
5.63%, 1/07/41	100	98,250
Inter-American Development Bank,
3.00%, 4/22/14	250	261,134
Israel Government International Bond,
4.63%, 6/15/13	100	105,927
Italian Republic,
6.88%, 9/27/23	100	112,158
KFW:
1.88%, 1/14/13	150	152,715
3.25%, 3/15/13	250	261,125
Mexico Government International Bond:
8.13%, 12/30/19(a)	100	134,200
6.75%, 9/27/34	100	112,800
Ontario Electricity Financial Corp.,
7.45%, 3/31/13	150	167,856
Panama Government International Bond,
5.20%, 1/30/20	100	106,000
Peruvian Government International Bond,
8.75%, 11/21/33	91	122,168
Poland Government International Bond,
6.38%, 7/15/19	100	111,274

6

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Province of Quebec Canada,
5.00%, 3/01/16	100	111,125

Total Foreign Agency Obligations – 2.3%		2,292,496

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities – 2.4%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4,
5.32%, 12/11/49	600	630,648
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class A2,
5.42%, 5/15/36(d)	500	536,566
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4,
5.44%, 3/10/39	200	211,693
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class A2,
5.02%, 8/12/37	5	4,950
LB-UBS Commercial Mortgage Trust:
Series 2004-C2, Class A4, 4.37%, 3/15/36	500	521,553
Series 2006-C4, Class AM, 5.90%, 6/15/38(d)	475	504,863

		2,410,273

Total Non-Agency Mortgage-Backed Securities – 2.4%		2,410,273

	Shares	Value
Preferred Securities
Trust Preferred – 0.1%
Diversified Financial Services – 0.1%
JPMorgan Chase Capital XVIII,
6.95%, 8/17/36	75	76,360

Total Preferred Securities – 0.1%		76,360

	Par (000)
Taxable Municipal Bonds
Los Angeles Community College District, GO, Unlimited, Build America Bonds,
6.75%, 8/01/49	50	52,606
Massachusetts School Building Authority,
5.72%, 8/15/39	100	101,285
Metropolitan Transportation Authority, RB, Build America Bonds,
6.69%, 11/15/40	50	51,104
New Jersey State Turnpike Authority, RB,
4.25%, 1/01/16	190	195,736
Ohio State Water Development Authority, Water Pollution Control, RB, Build America Bonds,
4.88%, 12/01/34	100	94,767
State of California,
7.55%, 4/01/39	50	54,349
State of California, GO, Unlimited,
5.45%, 4/01/15	100	105,297
State of Illinois, GO, Unlimited,
5.10%, 6/01/33	100	81,087
State of Texas, GO, Build America Bonds,
5.52%, 4/01/39	100	100,969

Total Taxable Municipal Bonds – 0.8%		837,200

U.S. Government Sponsored Agency Securities
Agency Obligations – 6.4%
Fannie Mae:
0.63%, 9/24/12	400	400,249
1.45%, 1/24/14	600	600,275
1.63%, 10/26/15	350	340,565
2.38%, 7/28/15(a)	600	606,205
2.75%, 2/05/14	300	311,699
3.00%, 9/01/16	200	201,103
4.38%, 3/15/13(a)	850	907,961
4.63%, 10/15/13(a)	900	977,219
7.13%, 1/15/30	100	132,009

7

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Financing Corp.,
8.60%, 9/26/19	200	275,021
Freddie Mac:
4.63%, 10/25/12	990	1,051,556
6.25%, 7/15/32	95	115,644
Tennessee Valley Authority,
6.25%, 12/15/17	400	474,534

		6,394,040

Federal Deposit Insurance Corporation Guaranteed – 0.8%
Citigroup Funding, Inc.,
2.25%, 12/10/12	250	256,306
General Electric Capital Corp.,
2.20%, 6/08/12	500	510,305

		766,611

Mortgage-Backed Securities – 33.5%
Fannie Mae Mortgage Backed Securities:
3.24%, 11/01/40(d)	180	181,811
3.50%, 2/01/26	497	499,260
4.00%, 10/01/25 – 4/01/41(e)	3,780	3,780,060
4.50%, 5/01/24 – 9/01/40	3,140	3,213,961
5.00%, 1/01/19 – 11/01/33	2,597	2,745,250
5.30%, 7/01/39(d)	206	218,955
5.50%, 6/01/25 – 5/01/39	3,619	3,900,972
6.00%, 3/01/34	859	945,500
6.00%, 4/01/41(e)	1,000	1,087,500
6.50%, 7/01/32	703	794,700
7.00%, 2/01/32	114	131,796
Freddie Mac Mortgage Backed Securities:
3.67%, 9/01/40(d)	263	274,132
4.00%, 5/01/19 – 1/01/41	1,332	1,330,970
4.50%, 4/01/18 – 10/01/39	2,843	2,928,000
5.00%, 10/01/18 – 8/01/35	2,448	2,583,746
5.06%, 7/01/38(d)	419	444,064
5.50%, 4/01/33 – 1/01/39	1,337	1,434,715
6.50%, 6/01/31	156	176,035
8.00%, 12/01/24	436	511,284
Ginnie Mae Mortgage Backed Securities:
4.00%, 3/15/41	1,000	1,002,708
4.50%, 7/15/39 – 8/20/40	1,872	1,934,380
5.00%, 8/15/38 – 11/15/39	1,532	1,629,732
5.50%, 12/15/32	363	396,131
6.00%, 3/15/35 – 10/15/37	303	333,839
6.50%, 9/15/36	519	594,524
7.50%, 12/15/23	526	610,404

		33,684,429

Total U.S. Government Sponsored Agency Securities – 40.7%		40,845,080

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.75%, 5/15/17(a)	500	675,508
8.75%, 5/15/20(a)	500	717,812
8.75%, 8/15/20(a)	400	576,281
6.25%, 8/15/23(a)	525	651,984
7.63%, 2/15/25(a)	195	272,299
6.13%, 11/15/27(a)	480	592,950
6.25%, 5/15/30	100	126,031
3.50%, 2/15/39	100	83,844
4.25%, 5/15/39	175	167,863
4.50%, 8/15/39(a)	200	199,938
4.38%, 11/15/39	300	293,484
4.63%, 2/15/40	730	744,372
4.38%, 5/15/40	250	244,415

8

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

3.88%, 8/15/40	360	322,144
4.25%, 11/15/40	710	679,048
4.75%, 2/15/41(a)	270	280,631
U.S. Treasury Notes:
4.88%, 6/30/12	150	158,297
1.75%, 8/15/12	400	406,938
4.38%, 8/15/12(a)	500	526,679
0.38%, 8/31/12	750	748,740
1.38%, 9/15/12	1,000	1,012,227
0.38%, 10/31/12	2,300	2,292,364
1.38%, 11/15/12(a)	500	506,133
1.13%, 12/15/12	500	503,946
1.38%, 1/15/13	1,500	1,517,754
1.75%, 4/15/13(a)	400	407,564
1.38%, 5/15/13	1,250	1,263,675
3.38%, 6/30/13	1,070	1,129,100
3.13%, 8/31/13	400	420,625
4.75%, 5/15/14(a)	175	193,635
2.63%, 7/31/14	450	467,438
2.38%, 8/31/14	1,250	1,286,719
4.25%, 11/15/14	900	985,852
2.50%, 4/30/15	790	811,540
1.88%, 6/30/15	1,500	1,499,179
1.75%, 7/31/15	250	248,125
1.25%, 9/30/15(a)	900	870,398
2.00%, 1/31/16(a)	400	397,094
4.50%, 2/15/16	500	554,844
2.13%, 2/29/16(a)	600	598,125
5.13%, 5/15/16(a)	250	284,824
4.63%, 11/15/16	250	278,692
2.75%, 11/30/16	850	862,020
4.63%, 2/15/17	150	167,191
2.50%, 6/30/17	790	781,606
4.75%, 8/15/17	375	420,352
1.88%, 8/31/17	370	350,835
4.25%, 11/15/17(a)	275	299,793
2.75%, 2/28/18	1,050	1,042,043
4.00%, 8/15/18(a)	500	534,922
3.38%, 11/15/19	500	505,469
3.63%, 2/15/20(a)	500	513,594
2.63%, 8/15/20(a)	750	703,594
2.63%, 11/15/20(a)	500	466,563

Total U.S. Treasury Obligations – 32.5%		32,647,093

Total Long-Term Investments (Cost – $96,982,738) – 99.7%		100,083,142

	Shares	Value
Short-Term Securities
Money Market Funds – 12.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.23%(b)(f)(g)	11,179,285	11,179,285
BlackRock Cash Funds: Prime, SL Agency Shares,
0.22%(b)(f)(g)	1,593,943	1,593,943

		12,773,228

Total Short-Term Securities (Cost – $12,773,228) – 12.7%		12,773,228

9

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Total Investments Before TBA Sale Commitments (Cost – $109,755,966*) – 112.4%		112,856,370

	Par (000)
TBA Sale Commitments(e)
Fannie Mae Mortgage Backed Securities:
4.00%, 10/01/25 – 4/01/41	1,000	(1,000,000)

Total TBA Sale Commitments (Proceeds – $1,004,924) – (1.0)%		(1,000,000)

Total Investments Net of TBA Sale Commitments – 111.4%		111,856,370
Liabilities in Excess of Other Assets – (11.4)%		(11,426,838)

Net Assets – 100.0%		$100,429,532

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$108,876,858

Gross unrealized appreciation	$3,524,748
Gross unrealized depreciation	(545,236)

Net unrealized appreciation	$2,979,512

(a)	Security, or a portion of security, is on loan.

(b)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchase	Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	14,588,515	–	(3,409,230)[1]	11,179,285	$11,179,285	–	$5,924
BlackRock Cash Funds: Prime, SL Agency Shares	1,952,973	–	(359,030)[1]	1,593,943	$1,593,943	–	$786
PNC Funding Corp., 5.63%, 2/1/17	150	–	–	150	$162,705	–	$2,109

[1]	Represents net activity.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Citigroup Global	$1,087,500	$(2,188)
Credit Suisse Securities LLC	$1,000,000	$(312)
Goldman Sachs & Co.	$(1,000,000)	$312

10

Schedule of Investments (continued)	Bond Index Master Portfolio

(f)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(g)	Represents the current yield as of report date.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

GO	General Obligations
RB	Revenue Bond

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial statements purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair value of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	–	$299,271	–	$299,271
Corporate Bonds	–	20,675,369	–	20,675,369
Foreign Agency Obligations	–	2,292,496		2,292,496
Non-Agency Mortgage-Backed Securities	–	2,410,273	–	2,410,273
Preferred Securities	–	76,360	–	76,360
Taxable Municipal Bonds	–	837,200	–	837,200
U.S. Government Sponsored Agency Securities	–	40,845,080	–	40,845,080
U.S. Treasury Obligations	–	32,647,093	–	32,647,093
Short-Term Securities:
Money Market Funds	$12,773,228	–	–	12,773,228
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(1,000,000)	–	(1,000,000)

Total	$12,773,228	$99,083,142	–	$111,856,370

11

Schedule of Investments March 31, 2011 (Unaudited)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Consumer Discretionary – 11.2%
Auto Components – 0.3%
The Goodyear Tire & Rubber Co.(a)	46,147	$691,282
Johnson Controls, Inc.	128,656	5,348,230

		6,039,512

Automobiles – 0.5%
Ford Motor Co.(a)	718,497	10,712,790
Harley-Davidson, Inc.	44,735	1,900,790

		12,613,580

Distributors – 0.1%
Genuine Parts Co.(b)	29,945	1,606,250

Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A(a)	23,361	974,387
DeVry, Inc.	11,735	646,247
H&R Block, Inc.(b)	58,143	973,314

		2,593,948

Hotels, Restaurants & Leisure – 1.6%
Carnival Corp.	81,972	3,144,446
Darden Restaurants, Inc.	26,229	1,288,631
International Game Technology(b)	56,751	921,069
Marriott International, Inc., Class A(b)	55,210	1,964,372
McDonald’s Corp.	198,168	15,078,603
Starbucks Corp.(b)	141,696	5,235,667
Starwood Hotels & Resorts Worldwide, Inc.	36,500	2,121,380
Wyndham Worldwide Corp.(b)	32,968	1,048,712
Wynn Resorts Ltd.	14,439	1,837,363
Yum! Brands, Inc.	88,788	4,561,927

		37,202,170

Household Durables – 0.4%
D.R. Horton, Inc.	53,370	621,761
Fortune Brands, Inc.	29,141	1,803,536
Harman International Industries, Inc.	13,232	619,522
Leggett & Platt, Inc.(b)	27,949	684,751
Lennar Corp., Class A	30,519	553,004
Newell Rubbermaid, Inc.	55,194	1,055,861
Pulte Homes, Inc.(a)	64,217	475,206
Stanley Black & Decker, Inc.	31,759	2,432,739
Whirlpool Corp.	14,444	1,232,940

		9,479,320

Internet & Catalog Retail – 0.8%
Amazon.com, Inc.(a)	67,676	12,190,478
Expedia, Inc.(b)	38,190	865,385
NetFlix, Inc.(a)	8,339	1,979,095
priceline.com, Inc.(a)(b)	9,336	4,728,124

		19,763,082

Leisure Equipment & Products – 0.1%
Hasbro, Inc.(b)	26,029	1,219,198

1

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Mattel, Inc.(b)	66,230	1,651,114

		2,870,312

Media – 3.3%
CBS Corp., Class B	127,715	3,197,984
Cablevision Systems Corp.	44,175	1,528,897
Comcast Corp., Class A(b)	527,376	13,036,735
DIRECTV, Class A(a)	150,724	7,053,883
Discovery Communications, Inc.(a)(b)	53,480	2,133,852
Gannett Co., Inc.	45,522	693,300
Interpublic Group of Cos., Inc.	92,914	1,167,929
The McGraw-Hill Cos., Inc.	58,250	2,295,050
News Corp., Class A	433,776	7,617,107
Omnicom Group, Inc.(b)	53,951	2,646,836
Scripps Networks Interactive, Inc., Class A(b)	17,206	861,848
Time Warner Cable, Inc.	65,224	4,653,080
Time Warner, Inc.	207,575	7,410,427
Viacom, Inc., Class B	113,389	5,274,856
The Walt Disney Co.(b)	360,715	15,543,209
The Washington Post Co., Class B(b)	1,001	437,998

		75,552,991

Multiline Retail – 1.6%
Big Lots, Inc.(a)	14,333	622,482
Family Dollar Stores, Inc.	24,005	1,231,937
J.C. Penney Co., Inc.(b)	44,958	1,614,442
Kohl’s Corp.	55,537	2,945,682
Macy’s, Inc.(b)	80,400	1,950,504
Nordstrom, Inc.	31,883	1,430,909
Sears Holdings Corp.(a)(b)	8,255	682,276
Target Corp.	134,495	6,726,095
Wal-Mart Stores, Inc.(b)	372,117	19,368,690

		36,573,017

Specialty Retail – 1.9%
Abercrombie & Fitch Co., Class A	16,643	976,944
AutoNation, Inc.(a)(b)	12,174	430,594
AutoZone, Inc.(a)(b)	5,078	1,389,138
Bed Bath & Beyond, Inc.(a)	48,330	2,332,889
Best Buy Co., Inc.	62,144	1,784,776
CarMax, Inc.(a)	42,841	1,375,196
GameStop Corp., Class A(a)(b)	28,753	647,518
The Gap, Inc.(b)	82,849	1,877,358
The Home Depot, Inc.	311,282	11,536,111
Limited Brands, Inc.	50,237	1,651,792
Lowe’s Cos., Inc.	262,120	6,927,832
O’Reilly Automotive, Inc.(a)(b)	26,806	1,540,273
RadioShack Corp.	20,092	301,581
Ross Stores, Inc.	22,624	1,609,019
The Sherwin-Williams Co.(b)	16,907	1,420,019
Staples, Inc.	136,654	2,653,821
The TJX Cos., Inc.(b)	75,179	3,738,652
Tiffany & Co.	24,008	1,475,051
Urban Outfitters, Inc.(a)	24,439	729,015

		44,397,579

Textiles, Apparel & Luxury Goods – 0.5%
Coach, Inc.	56,179	2,923,555
NIKE, Inc., Class B	72,709	5,504,071

2

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Polo Ralph Lauren Corp.	12,424	1,536,228
VF Corp.(b)	16,442	1,620,030

		11,583,884

Total Consumer Discretionary		260,275,645

Consumer Staples – 9.3%
Beverages – 2.4%
Brown-Forman Corp., Class B(b)	19,579	1,337,246
The Coca-Cola Co.	435,790	28,914,666
Coca-Cola Enterprises, Inc.	62,714	1,712,092
Constellation Brands, Inc.(a)	33,487	679,116
Dr Pepper Snapple Group, Inc.(b)	42,626	1,583,982
Molson Coors Brewing Co., Class B	30,166	1,414,484
PepsiCo, Inc.(b)	301,346	19,409,696

		55,051,282

Food & Staples Retailing – 1.4%
CVS Caremark Corp.	259,874	8,918,876
Costco Wholesale Corp.(b)	82,915	6,079,328
The Kroger Co.(b)	120,792	2,895,384
SUPERVALU, Inc.(b)	40,825	364,567
Safeway, Inc.	69,987	1,647,494
Sysco Corp.(b)	110,680	3,065,836
Walgreen Co.	175,206	7,032,769
Whole Foods Market, Inc.(b)	28,022	1,846,650

		31,850,904

Food Products – 1.6%
Archer Daniels Midland Co.	121,050	4,359,010
Campbell Soup Co.(b)	34,671	1,147,957
ConAgra Foods, Inc.(b)	82,758	1,965,503
Dean Foods Co.(a)	35,265	352,650
General Mills, Inc.	120,767	4,414,034
H.J. Heinz Co.	61,127	2,984,220
The Hershey Co.	29,358	1,595,607
Hormel Foods Corp.(b)	26,295	732,053
The J.M. Smucker Co.	22,613	1,614,342
Kellogg Co.	47,849	2,582,889
Kraft Foods, Inc., Class A	332,196	10,417,667
McCormick & Co., Inc.(b)	25,255	1,207,947
Sara Lee Corp.	118,229	2,089,106
Tyson Foods, Inc., Class A(b)	56,642	1,086,960

		36,549,945

Household Products – 2.0%
Colgate-Palmolive Co.	93,807	7,575,853
The Clorox Co.(b)	26,209	1,836,465
Kimberly-Clark Corp.	76,808	5,013,258
The Procter & Gamble Co.	531,991	32,770,646

		47,196,222

Personal Products – 0.3%
Avon Products, Inc.(b)	81,630	2,207,275
The Estee Lauder Cos., Inc., Class A(b)	21,750	2,095,830

3

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Mead Johnson Nutrition Co.	38,859	2,251,102

		6,554,207

Tobacco – 1.6%
Altria Group, Inc.	397,357	10,343,203
Lorillard, Inc.	27,647	2,626,742
Philip Morris International, Inc.(b)	341,353	22,402,997
Reynolds American, Inc.	64,231	2,282,127

		37,655,069

Total Consumer Staples		214,857,629

Energy – 13.1%
Energy Equipment & Services – 2.5%
Baker Hughes, Inc.	82,484	6,056,800
Cameron International Corp.(a)(b)	46,490	2,654,579
Diamond Offshore Drilling, Inc.(b)	13,203	1,025,873
FMC Technologies, Inc.(a)(b)	22,820	2,156,034
Halliburton Co.	173,485	8,646,492
Helmerich & Payne, Inc.(b)	20,197	1,387,332
Nabors Industries Ltd.(a)	54,349	1,651,123
National Oilwell Varco, Inc.	79,979	6,339,935
Noble Corp.	47,923	2,186,247
Rowan Cos., Inc.(a)(b)	23,994	1,060,055
Schlumberger Ltd.	258,512	24,108,829

		57,273,299

Oil, Gas & Consumable Fuels – 10.6%
Anadarko Petroleum Corp.	94,261	7,721,861
Apache Corp.	72,701	9,518,015
Cabot Oil & Gas Corp.(b)	19,806	1,049,124
Chesapeake Energy Corp.	124,912	4,187,050
Chevron Corp.(b)	381,302	40,963,274
ConocoPhillips	271,553	21,686,223
CONSOL Energy, Inc.(b)	42,971	2,304,535
Denbury Resources, Inc.(a)(b)	76,168	1,858,499
Devon Energy Corp.(b)	81,106	7,443,098
EOG Resources, Inc.(b)	50,894	6,031,448
El Paso Corp.	133,859	2,409,462
Exxon Mobil Corp.(b)	941,854	79,238,177
Hess Corp.	57,085	4,864,213
Marathon Oil Corp.	134,912	7,192,159
Massey Energy Co.	19,650	1,343,274
Murphy Oil Corp.	36,631	2,689,448
Newfield Exploration Co.(a)	25,516	1,939,471
Noble Energy, Inc.	33,382	3,226,370
Occidental Petroleum Corp.	154,395	16,132,734
Peabody Energy Corp.(b)	51,391	3,698,096
Pioneer Natural Resources Co.(b)	22,119	2,254,369
QEP Resources, Inc.	33,487	1,357,563
Range Resources Corp.(b)	30,483	1,782,036
Southwestern Energy Co.(a)(b)	66,052	2,838,254
Spectra Energy Corp.(b)	123,198	3,348,522
Sunoco, Inc.	22,910	1,044,467
Tesoro Corp.(a)(b)	27,192	729,561
Valero Energy Corp.(b)	108,070	3,222,647
The Williams Cos., Inc.	111,345	3,471,737

		245,545,687

Total Energy		302,818,986

4

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Financials – 15.5%
Capital Markets – 2.4%
Ameriprise Financial, Inc.	46,822	2,859,888
The Bank of New York Mellon Corp.	235,876	7,045,616
The Charles Schwab Corp.(b)	189,702	3,420,327
E*Trade Financial Corp.(a)	42,020	656,773
Federated Investors, Inc., Class B(b)	17,586	470,425
Franklin Resources, Inc.	27,540	3,444,703
The Goldman Sachs Group, Inc.	98,867	15,667,453
Invesco Ltd.	87,444	2,235,069
Janus Capital Group, Inc.	35,433	441,850
Legg Mason, Inc.	28,915	1,043,542
Morgan Stanley	293,580	8,020,606
Northern Trust Corp.	45,984	2,333,688
State Street Corp.	95,387	4,286,692
T Rowe Price Group, Inc.	49,194	3,267,465

		55,194,097

Commercial Banks – 2.8%
BB&T Corp.	131,933	3,621,561
Comerica, Inc.(b)	33,574	1,232,837
Fifth Third Bancorp	174,317	2,419,520
First Horizon National Corp.	50,018	560,702
Huntington Bancshares, Inc.	163,975	1,088,794
KeyCorp	167,231	1,485,011
M&T Bank Corp.	22,837	2,020,389
Marshall & Ilsley Corp.	100,683	804,457
PNC Financial Services Group, Inc.(c)	99,816	6,287,410
Regions Financial Corp.	238,892	1,734,356
SunTrust Banks, Inc.	95,063	2,741,617
U.S. Bancorp	365,059	9,648,509
Wells Fargo & Co.	1,000,637	31,720,193
Zions BanCorp.	34,760	801,566

		66,166,922

Consumer Finance – 0.8%
American Express Co.	198,698	8,981,150
Capital One Financial Corp.	86,869	4,513,713
Discover Financial Services	103,563	2,497,940
SLM Corp.(a)	100,078	1,531,193

		17,523,996

Diversified Financial Services – 4.1%
Bank of America Corp.(b)	1,922,445	25,626,192
CME Group, Inc.	12,729	3,838,430
Citigroup, Inc.(a)	5,518,993	24,393,949
IntercontinentalExchange, Inc.(a)	13,939	1,722,024
JPMorgan Chase & Co.(b)	756,642	34,881,196
Leucadia National Corp.(b)	37,590	1,411,129
Moody’s Corp.	37,997	1,288,478
The NASDAQ OMX Group, Inc.(a)	28,443	734,967
NYSE Euronext	49,612	1,744,854

		95,641,219

Insurance – 3.8%
ACE Ltd.	63,733	4,123,525
Aon Corp.	63,267	3,350,620
Aflac, Inc.	89,312	4,713,887
The Allstate Corp.(b)	100,626	3,197,894

5

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

American International Group, Inc.(a)(b)	27,282	958,690
Assurant, Inc.	18,982	730,997
Berkshire Hathaway, Inc., Class B(a)	328,781	27,495,955
Chubb Corp.	56,075	3,437,958
Cincinnati Financial Corp.(b)	30,959	1,015,455
Genworth Financial, Inc., Class A(a)	93,045	1,252,386
Hartford Financial Services Group, Inc.	84,472	2,274,831
Lincoln National Corp.	59,982	1,801,859
Loews Corp.	59,720	2,573,335
Marsh & McLennan Cos., Inc.(b)	103,344	3,080,685
MetLife, Inc.(b)	200,419	8,964,742
Principal Financial Group, Inc.(b)	60,935	1,956,623
The Progressive Corp.	125,366	2,648,984
Prudential Financial, Inc.	92,312	5,684,573
Torchmark Corp.	14,732	979,383
The Travelers Cos., Inc.	81,875	4,869,925
Unum Group	58,760	1,542,450
XL Group Plc	59,074	1,453,220

		88,107,977

Real Estate Investment Trusts (REITs) – 1.4%
Apartment Investment & Management Co.	22,435	571,419
AvalonBay Communities, Inc.	16,351	1,963,428
Boston Properties, Inc.	27,090	2,569,487
Equity Residential(b)	55,839	3,149,878
HCP, Inc.	76,178	2,890,193
Health Care REIT, Inc.	33,454	1,754,328
Host Hotels & Resorts, Inc.(b)	129,239	2,275,899
Kimco Realty Corp.	77,194	1,415,738
Plum Creek Timber Co., Inc.(b)	30,740	1,340,571
ProLogis	108,346	1,731,369
Public Storage	26,546	2,944,217
Simon Property Group, Inc.	56,407	6,044,574
Ventas, Inc.(b)	30,945	1,680,314
Vornado Realty Trust	31,048	2,716,700

		33,048,115

Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc., Class A(a)	55,313	1,476,857

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.(b)	100,039	968,378
People’s United Financial, Inc.	68,692	864,145

		1,832,523

Total Financials		358,991,706

Health Care – 10.8%
Biotechnology – 1.3%
Amgen, Inc.(a)	177,113	9,466,690
Biogen Idec, Inc.(a)(b)	45,759	3,358,253
Celgene Corp.(a)(b)	88,304	5,080,129
Cephalon, Inc.(a)(b)	14,384	1,090,019
Genzyme Corp.(a)	49,611	3,777,878
Gilead Sciences, Inc.(a)(b)	151,056	6,410,817

		29,183,786

Health Care Equipment & Supplies – 1.9%
Baxter International, Inc.	110,057	5,917,765
Becton Dickinson & Co.	41,999	3,343,960

6

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Boston Scientific Corp.(a)	289,344	2,080,383
C.R. Bard, Inc.(b)	16,153	1,604,155
CareFusion Corp.(a)	42,370	1,194,834
Covidien PLC	93,802	4,872,076
DENTSPLY International, Inc.(b)	26,998	998,656
Edwards Lifesciences Corp.(a)	21,794	1,896,078
Hospira, Inc.(a)(b)	31,652	1,747,191
Intuitive Surgical, Inc.(a)	7,383	2,461,935
Medtronic, Inc.	203,120	7,992,772
St. Jude Medical, Inc.(b)	61,831	3,169,457
Stryker Corp.	63,910	3,885,728
Varian Medical Systems, Inc.(a)(b)	22,802	1,542,327
Zimmer Holdings, Inc.(a)(b)	36,493	2,208,921

		44,916,238

Health Care Providers & Services – 2.0%
Aetna, Inc.	73,033	2,733,625
AmerisourceBergen Corp.(b)	52,061	2,059,533
CIGNA Corp.	51,518	2,281,217
Cardinal Health, Inc.(b)	66,431	2,732,307
Coventry Health Care, Inc.(a)	28,447	907,175
DaVita, Inc.(a)(b)	18,255	1,560,985
Express Scripts, Inc.(a)	100,343	5,580,074
Humana, Inc.(a)(b)	32,013	2,238,989
Laboratory Corp. of America Holdings(a)(b)	18,969	1,747,614
McKesson Corp.	48,295	3,817,720
Medco Health Solutions, Inc.(a)	76,824	4,314,436
Patterson Cos., Inc.	18,026	580,257
Quest Diagnostics, Inc.	29,590	1,707,935
Tenet Healthcare Corp.(a)	90,436	673,748
UnitedHealth Group, Inc.	207,739	9,389,803
WellPoint, Inc.	71,326	4,977,842

		47,303,260

Health Care Technology – 0.1%
Cerner Corp.(a)(b)	13,620	1,514,544

Life Sciences Tools & Services – 0.3%
Life Technologies Corp.(a)	34,190	1,792,240
PerkinElmer, Inc.	21,536	565,751
Thermo Fisher Scientific, Inc.(a)(b)	74,137	4,118,310
Waters Corp.(a)(b)	17,346	1,507,367

		7,983,668

Pharmaceuticals – 5.2%
Abbott Laboratories	293,952	14,418,345
Allergan, Inc.(b)	58,061	4,123,492
Bristol-Myers Squibb Co.	323,362	8,546,458
Eli Lilly & Co.	193,503	6,805,500
Forest Laboratories, Inc.(a)	54,339	1,755,150
Johnson & Johnson(b)	519,536	30,782,508
Merck & Co., Inc.	585,610	19,330,986
Mylan, Inc.(a)	83,013	1,881,905
Pfizer, Inc.	1,518,638	30,843,538
Watson Pharmaceuticals, Inc.(a)(b)	23,899	1,338,583

		119,826,465

Total Health Care		250,727,961

7

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Industrials – 11.2%
Aerospace & Defense – 2.7%
The Boeing Co.	139,854	10,339,406
General Dynamics Corp.(b)	70,792	5,419,835
Goodrich Corp.(b)	23,858	2,040,575
Honeywell International, Inc.	148,938	8,893,088
Huntington Ingalls Industries, Inc.(a)	1	41
ITT Corp.(b)	34,892	2,095,265
L-3 Communications Holdings, Inc.	21,499	1,683,587
Lockheed Martin Corp.(b)	54,491	4,381,076
Northrop Grumman Corp.	55,332	3,469,870
Precision Castparts Corp.(b)	27,248	4,010,361
Raytheon Co.(b)	68,321	3,475,489
Rockwell Collins, Inc.	29,466	1,910,281
United Technologies Corp.(b)	174,834	14,799,698

		62,518,572

Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc.(b)	31,541	2,338,134
Expeditors International of Washington, Inc.	40,305	2,020,893
FedEx Corp.	59,836	5,597,658
United Parcel Service, Inc., Class B	187,496	13,934,703

		23,891,388

Airlines – 0.1%
Southwest Airlines Co.(b)	141,989	1,793,321

Building Products – 0.0%
Masco Corp.(b)	68,016	946,783

Commercial Services & Supplies – 0.5%
Avery Dennison Corp.	20,387	855,439
Cintas Corp.	24,008	726,722
Iron Mountain, Inc.	38,024	1,187,490
Pitney Bowes, Inc.(b)	38,705	994,331
R.R. Donnelley & Sons Co.(b)	39,225	742,137
Republic Services, Inc.(b)	58,358	1,753,074
Stericycle, Inc.(a)(b)	16,220	1,438,227
Waste Management, Inc.	90,314	3,372,325

		11,069,745

Construction & Engineering – 0.2%
Fluor Corp.(b)	33,534	2,470,114
Jacobs Engineering Group, Inc.(a)(b)	24,005	1,234,577
Quanta Services, Inc.(a)	40,932	918,105

		4,622,796

Electrical Equipment – 0.6%
Emerson Electric Co.	143,238	8,369,396
First Solar, Inc.(a)(b)	10,279	1,653,274
Rockwell Automation, Inc.(b)	27,037	2,559,052
Roper Industries, Inc.(b)	18,108	1,565,618

		14,147,340

Industrial Conglomerates – 2.5%
3M Co.(b)	135,203	12,641,480
General Electric Co.	2,016,912	40,439,086
Textron, Inc.(b)	52,427	1,435,976

8

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Tyco International Ltd.	89,986	4,028,673

		58,545,215

Machinery – 2.4%
Caterpillar, Inc.	121,340	13,511,209
Cummins, Inc.	37,580	4,119,520
Danaher Corp.	102,669	5,328,521
Deere & Co.(b)	79,974	7,748,681
Dover Corp.	35,432	2,329,300
Eaton Corp.(b)	64,656	3,584,529
Flowserve Corp.(b)	10,585	1,363,348
Illinois Tool Works, Inc.	94,671	5,085,726
Ingersoll-Rand Plc	62,600	3,024,206
Joy Global, Inc.(b)	19,903	1,966,615
PACCAR, Inc.	69,391	3,632,619
Pall Corp.	21,932	1,263,502
Parker Hannifin Corp.	30,748	2,911,221
Snap-on, Inc.(b)	11,070	664,864

		56,533,861

Professional Services – 0.1%
Dun & Bradstreet Corp.(b)	9,465	759,472
Equifax, Inc.(b)	23,312	905,671
Monster Worldwide, Inc.(a)(b)	24,861	395,290
Robert Half International, Inc.(b)	27,844	852,026

		2,912,459

Road & Rail – 0.9%
CSX Corp.(b)	70,350	5,529,510
Norfolk Southern Corp.(b)	67,624	4,684,315
Ryder System, Inc.(b)	9,748	493,249
Union Pacific Corp.(b)	93,262	9,170,452

		19,877,526

Trading Companies & Distributors – 0.2%
Fastenal Co.(b)	28,003	1,815,435
W.W. Grainger, Inc.(b)	11,080	1,525,494

		3,340,929

Total Industrials		260,199,935

Information Technology – 17.9%
Communications Equipment – 2.0%
Cisco Systems, Inc.	1,050,004	18,007,569
F5 Networks, Inc.(a)	15,337	1,573,116
Harris Corp.	24,299	1,205,230
JDS Uniphase Corp.(a)	42,587	887,513
Juniper Networks, Inc.(a)(b)	101,604	4,275,496
Motorola Mobility Holdings, Inc.(a)(b)	55,889	1,363,692
Motorola Solutions, Inc.(a)(b)	63,955	2,858,149
QUALCOMM, Inc.	312,218	17,118,913
Tellabs, Inc.	68,814	360,585

		47,650,263

Computers & Peripherals – 6.0%
Apple, Inc.(a)	174,991	60,975,614
Dell, Inc.(a)(b)	318,977	4,628,356
EMC Corp.(a)(b)	392,914	10,431,867

9

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Hewlett-Packard Co.	413,041	16,922,290
International Business Machines Corp.(b)	231,643	37,774,024
Lexmark International, Inc., Class A(a)(b)	14,930	553,007
NetApp, Inc.(a)	69,874	3,366,529
SanDisk Corp.(a)	44,958	2,072,114
Teradata Corp.(a)	31,948	1,619,764
Western Digital Corp.(a)	44,002	1,640,835

		139,984,400

Electronic Equipment, Instruments & Components – 0.6%
Agilent Technologies, Inc.(a)	65,553	2,935,463
Amphenol Corp., Class A	33,417	1,817,551
Corning, Inc.	297,393	6,135,218
FLIR Systems, Inc.	30,296	1,048,544
Jabil Circuit, Inc.(b)	37,239	760,793
Molex, Inc.(b)	26,235	659,023

		13,356,592

Internet Software & Services – 1.8%
Akamai Technologies, Inc.(a)	35,546	1,350,748
eBay, Inc.(a)	217,021	6,736,332
Google, Inc., Class A(a)	47,636	27,924,700
VeriSign, Inc.	32,944	1,192,902
Yahoo!, Inc.(a)	248,710	4,141,021

		41,345,703

IT Services – 1.4%
Automatic Data Processing, Inc.(b)	94,290	4,838,020
Cognizant Technology Solutions Corp., Class A(a)(b)	57,783	4,703,536
Computer Sciences Corp.	29,457	1,435,440
Fidelity National Information Services, Inc.	50,569	1,653,100
Fiserv, Inc.(a)	27,722	1,738,724
MasterCard, Inc., Class A	18,357	4,620,824
Paychex, Inc.(b)	61,141	1,917,382
SAIC, Inc.(a)(b)	55,789	943,950
Total System Services, Inc.(b)	30,855	556,007
Visa, Inc., Class A	92,051	6,776,795
The Western Union Co.(b)	122,609	2,546,589

		31,730,367

Office Electronics – 0.1%
Xerox Corp.(b)	265,808	2,830,855

Semiconductors & Semiconductor Equipment – 2.4%
Advanced Micro Devices, Inc.(a)	109,321	940,161
Altera Corp.(b)	60,773	2,675,228
Analog Devices, Inc.(b)	56,908	2,241,037
Applied Materials, Inc.(b)	250,608	3,914,497
Broadcom Corp., Class A	90,330	3,557,195
Intel Corp.(b)	1,042,408	21,025,369
KLA-Tencor Corp.(b)	31,761	1,504,519
LSI Corp.(a)(b)	117,000	795,600
Linear Technology Corp.	43,089	1,449,083
MEMC Electronic Materials, Inc.(a)	43,740	566,870
Microchip Technology, Inc.(b)	35,788	1,360,302
Micron Technology, Inc.(a)	162,902	1,866,857
NVIDIA Corp.(a)(b)	110,353	2,037,116
National Semiconductor Corp.	45,798	656,743
Novellus Systems, Inc.(a)(b)	17,128	635,963
Teradyne, Inc.(a)(b)	35,201	626,930
Texas Instruments, Inc.(b)	222,622	7,693,816

10

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Xilinx, Inc.(b)	49,585	1,626,388

		55,173,674

Software – 3.6%
Adobe Systems, Inc.(a)(b)	96,131	3,187,704
Autodesk, Inc.(a)(b)	43,477	1,917,770
BMC Software, Inc.(a)	33,927	1,687,529
CA, Inc.(b)	72,658	1,756,870
Citrix Systems, Inc.(a)(b)	35,636	2,617,821
Compuware Corp.(a)	41,170	475,514
Electronic Arts, Inc.(a)(b)	63,497	1,240,096
Intuit, Inc.(a)	51,726	2,746,651
Microsoft Corp.(b)	1,404,268	35,612,236
Novell, Inc.(a)	67,203	398,514
Oracle Corp.	738,948	24,658,695
Red Hat, Inc.(a)	36,650	1,663,543
Salesforce.com, Inc.(a)	22,463	3,000,608
Symantec Corp.(a)	144,786	2,684,332

		83,647,883

Total Information Technology		415,719,737

Materials – 3.7%
Chemicals – 2.1%
Air Products & Chemicals, Inc.	40,822	3,681,328
Airgas, Inc.	14,233	945,356
CF Industries Holdings, Inc.	13,543	1,852,547
The Dow Chemical Co.(b)	221,838	8,374,384
E.I. du Pont de Nemours & Co.	175,058	9,622,938
Eastman Chemical Co.	13,466	1,337,443
Ecolab, Inc.(b)	44,192	2,254,676
FMC Corp.(b)	13,643	1,158,700
International Flavors & Fragrances, Inc.(b)	15,243	949,639
Monsanto Co.	101,942	7,366,329
PPG Industries, Inc.	30,522	2,906,000
Praxair, Inc.(b)	57,611	5,853,278
Sigma-Aldrich Corp.	23,160	1,473,902

		47,776,520

Construction Materials – 0.0%
Vulcan Materials Co.(b)	24,512	1,117,747

Containers & Packaging – 0.1%
Ball Corp.	32,138	1,152,148
Bemis Co., Inc.	20,352	667,749
Owens-Illinois, Inc.(a)	31,095	938,758
Sealed Air Corp.(b)	30,256	806,625

		3,565,280

Metals & Mining – 1.2%
AK Steel Holding Corp.(b)	20,937	330,386
Alcoa, Inc.(b)	201,847	3,562,599
Allegheny Technologies, Inc.(b)	18,748	1,269,615
Cliffs Natural Resources, Inc.(b)	25,730	2,528,744
Freeport-McMoRan Copper & Gold, Inc.	179,780	9,986,779
Newmont Mining Corp.	93,692	5,113,709
Nucor Corp.	60,002	2,761,292
Titanium Metals Corp.(a)	17,365	322,642

11

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

United States Steel Corp.(b)	27,305	1,472,832

		27,348,598

Paper & Forest Products – 0.3%
International Paper Co.	83,523	2,520,724
MeadWestvaco Corp.	31,978	969,893
Weyerhaeuser Co.	102,032	2,509,987

		6,000,604

Total Materials		85,808,749

Telecommunication Services – 3.0%
Diversified Telecommunication Services – 2.7%
AT&T, Inc.(b)	1,122,838	34,358,843
CenturyLink, Inc.	58,047	2,411,853
Frontier Communications Corp.(b)	188,753	1,551,550
Qwest Communications International, Inc.	331,007	2,260,778
Verizon Communications, Inc.(b)	537,173	20,702,647
Windstream Corp.(b)	95,783	1,232,727

		62,518,398

Wireless Telecommunication Services – 0.3%
American Tower Corp., Class A(a)	75,523	3,913,602
MetroPCS Communications, Inc.(a)(b)	50,122	813,981
Sprint Nextel Corp.(a)	567,978	2,635,418

		7,363,001

Total Telecommunication Services		69,881,399

Utilities – 3.2%
Electric Utilities – 1.7%
American Electric Power Co., Inc.	91,325	3,209,160
Duke Energy Corp.	252,458	4,582,113
Edison International	61,884	2,264,336
Entergy Corp.	34,007	2,285,610
Exelon Corp.(b)	125,715	5,184,487
FirstEnergy Corp.	79,434	2,946,207
NextEra Energy, Inc.	79,956	4,407,175
Northeast Utilities(b)	33,524	1,159,930
PPL Corp.(b)	92,004	2,327,701
Pepco Holdings, Inc.(b)	42,749	797,269
Pinnacle West Capital Corp.	20,661	884,084
Progress Energy, Inc.	55,755	2,572,536
Southern Co.(b)	160,618	6,121,152

		38,741,760

Gas Utilities – 0.1%
EQT Corp.(b)	28,333	1,413,816
Nicor, Inc.	8,697	467,029
Oneok, Inc.(b)	20,327	1,359,470

		3,240,315

Independent Power Producers & Energy Traders – 0.2%
The AES Corp.(a)(b)	125,762	1,634,906
Constellation Energy Group, Inc.	37,959	1,181,664

12

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

NRG Energy, Inc.(a)	47,015	1,012,703

		3,829,273

Multi-Utilities – 1.2%
Ameren Corp.(b)	45,687	1,282,434
CMS Energy Corp.	47,889	940,540
Centerpoint Energy, Inc.(b)	80,693	1,416,969
Consolidated Edison, Inc.	55,457	2,812,779
DTE Energy Co.(b)	32,184	1,575,729
Dominion Resources, Inc.	110,327	4,931,617
Integrys Energy Group, Inc.	14,816	748,356
NiSource, Inc.(b)	53,046	1,017,422
PG&E Corp.	75,265	3,325,208
Public Service Enterprise Group, Inc.(b)	96,117	3,028,647
SCANA Corp.(b)	21,616	851,022
Sempra Energy(b)	45,681	2,443,933
TECO Energy, Inc.	40,813	765,652
Wisconsin Energy Corp.(b)	44,398	1,354,139
Xcel Energy, Inc.(b)	91,680	2,190,235

		28,684,682

Total Utilities		74,496,030

Total Long-Term Investments (Cost – $1,853,566,030) – 98.9%		2,293,777,777

Short-Term Securities
Money Market Funds – 13.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.23%(c)(d)(e)	276,200,038	276,200,038
BlackRock Cash Funds: Prime, SL Agency Shares,
0.22%(c)(d)(e)	42,612,901	42,612,901

		318,812,939

	Par (000)	Value
U.S. Treasury Obligations – 0.2%
U.S. Treasury Bill,
0.14%, 6/23/11(f)(g)	4,500	4,499,095

Total Short-Term Securities (Cost – $323,311,974) – 13.9%		323,312,034

Total Investments (Cost – $2,176,878,004*) – 112.8%		2,617,089,811
Liabilities in Excess of Other Assets – (12.8)%		(297,932,249)

Net Assets – 100.0%		$2,319,157,562

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,257,370,019

Gross unrealized appreciation	$618,829,103
Gross unrealized depreciation	(259,109,311)

Net unrealized appreciation	$359,719,792

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

13

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

Affiliate	Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	350,818,795	–	(74,618,757)[1]	276,200,038	$276,200,038	–	$203,731
BlackRock Cash Funds: Prime, SL Agency Shares	53,051,433	–	(10,438,532)[1]	42,612,901	$42,612,901	–	$30,268
PNC Financial Services Group, Inc.	98,114	1,702	–	99,816	$6,287,410	–	$9,811

[1]	Represents net activity.

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	Rate shown is the yield to maturity as of the date of purchase.

(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
381	S&P 500 Index	Chicago	June 2011	$25,165,050	$233,581

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives.)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

14

Schedule of Investments (concluded)	S&P 500 Stock Master Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]:
Common Stocks	$2,293,777,777	–	–	$2,293,777,777
Short-Term Securities:
Money Market Funds	318,812,939	–	–	318,812,939
U.S. Government Obligations	–	$4,499,095	–	4,499,095

Total	$2,612,590,716	$4,499,095	–	$2,617,089,811

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$233,581	–	–	$233,581

Total	$233,581	–	–	$233,581

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

15

Schedule of Investments March 31, 2011 (Unaudited)	LifePath Retirement Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios – 71.4%
Active Stock Master Portfolio		$263,305,240
CoreAlpha Bond Master Portfolio		721,292,781

Total Master Portfolios		984,598,021

Exchange-Traded Funds – 28.2%
iShares Barclays TIPS Bond Fund(a)(b)	1,135,598	123,961,878
iShares Cohen & Steers Realty Majors Index Fund(a)	78,585	5,513,524
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	246,756	7,738,268
iShares MSCI Canada Index Fund(a)(b)	406,213	13,665,005
iShares MSCI EAFE Index Fund(a)(b)	1,543,597	92,754,744
iShares MSCI EAFE Small Cap Index Fund(a)(b)	287,408	12,456,263
iShares MSCI Emerging Markets Index Fund(a)(b)	757,513	36,883,308
iShares S&P MidCap 400 Index Fund(a)(b)	662,387	65,404,092
iShares S&P SmallCap 600 Index Fund(a)(b)	416,841	30,666,992

Total Exchange-Traded Funds (Cost – $305,409,635*)		389,044,074

Money Market Funds – 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.23%(a)(c)(d)	139,993,863	139,993,863
BlackRock Cash Funds: Prime, SL Agency Shares,
0.22%(a)(c)(d)	22,794,503	22,794,503

Total Money Market Funds (Cost – $162,788,366*)		162,788,366

Total Affiliated Investment Companies – 111.4%		1,536,430,461
Liabilities in Excess of Other Assets – (11.4)%		(157,438,771)

Net Assets – 100.0%		$1,378,991,690

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$468,198,001

Gross unrealized appreciation	$83,634,439
Gross unrealized depreciation	–

Net unrealized appreciation	$83,634,439

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

1

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	75,437,346	64,556,517	[1]	–	139,993,863	$139,993,863	–	$99,360
BlackRock Cash Funds: Prime, SL Agency Shares	11,685,473	11,109,030	[1]	–	22,794,503	$22,794,503	–	$16,248
iShares Barclays TIPS Bond Fund	1,104,097	31,501		–	1,135,598	$123,961,878	–	$492,953
iShares Cohen & Steers Realty Majors Index Fund	71,293	7,292		–	78,585	$5,513,524	–	$34,173
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	211,940	34,816		–	246,756	$7,738,268	–	$38,565
iShares MSCI Canada Index Fund	402,132	9,072		(4,991)	406,213	$13,665,005	$(7,114)	–
iShares MSCI EAFE Index Fund	1,493,685	62,018		(12,106)	1,543,597	$92,754,744	$35,628	–
iShares MSCI EAFE Small Cap Index Fund	273,404	14,004		–	287,408	$12,456,263	–	–
iShares MSCI Emerging Markets Index Fund	740,724	16,789		–	757,513	$36,883,308	–	–
iShares S&P MidCap 400 Index Fund	761,894	–		(99,507)	662,387	$65,404,092	$2,967,151	$169,976
iShares S&P SmallCap 600 Index Fund	415,539	12,376		(11,074)	416,841	$30,666,992	$233,566	$55,442

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

2

Schedule of Investments (concluded)	LifePath Retirement Master Portfolio

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$984,598,021	–	$984,598,021
Exchange-Traded Funds	$389,044,074	–	–	389,044,074
Money Market Funds	162,788,366	–	–	162,788,366

Total	$551,832,440	$984,598,021	–	$1,536,430,461

3

Schedule of Investments March 31, 2011 (Unaudited)	LifePath 2020 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios – 65.4%
Active Stock Master Portfolio		$720,126,449
CoreAlpha Bond Master Portfolio		853,478,917

Total Master Portfolios		1,573,605,366

Exchange-Traded Funds – 34.2%
iShares Barclays TIPS Bond Fund(a)(b)	1,286,338	140,416,656
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	532,007	37,325,611
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	1,664,225	52,190,096
iShares MSCI Canada Index Fund(a)(b)	1,044,929	35,151,412
iShares MSCI EAFE Index Fund(a)	3,994,127	240,007,092
iShares MSCI EAFE Small Cap Index Fund(a)(b)	747,570	32,399,684
iShares MSCI Emerging Markets Index Fund(a)(b)	1,960,396	95,451,681
iShares S&P MidCap 400 Index Fund(a)(b)	1,338,449	132,158,454
iShares S&P SmallCap 600 Index Fund(a)(b)	789,299	58,068,727

Total Exchange-Traded Funds (Cost – $649,357,214*)		823,169,413

Money Market Funds – 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.23%(b)(c)(d)	189,087,656	189,087,656
BlackRock Cash Funds: Prime, SL Agency Shares,
0.22%(b)(c)(d)	30,612,710	30,612,710

Total Money Market Funds (Cost – $219,700,366*)		219,700,366

Total Affiliated Investment Companies – 108.7%		2,616,475,145
Liabilities in Excess of Other Assets – (8.7)%		(209,286,861)

Net Assets – 100.0%		$2,407,188,284

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$869,057,580

Gross unrealized appreciation	$173,812,199
Gross unrealized depreciation	–

Net unrealized appreciation	$173,812,199

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	181,776,362	7,311,294	[1]	–	189,087,656	$189,087,656	–	$229,777
BlackRock Cash Funds: Prime, SL Agency Shares	28,477,459	2,135,251	[1]	–	30,612,710	$30,612,710	–	$37,593
iShares Barclays TIPS Bond Fund	1,198,837	87,501		–	1,286,338	$140,416,656	–	$551,668
iShares Cohen & Steers Realty Majors Index Fund	523,257	8,750		–	532,007	$37,325,611	–	$250,811

Schedule of Investments (concluded)	LifePath 2020 Master Portfolio

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,606,198	58,027	–	1,664,225	$52,190,096	–	$292,265
iShares MSCI Canada Index Fund	978,834	66,095	–	1,044,929	$35,151,412	–	–
iShares MSCI EAFE Index Fund	3,855,084	139,043	–	3,994,127	$240,007,092	–	–
iShares MSCI EAFE Small Cap Index Fund	727,889	19,681	–	747,570	$32,399,684	–	–
iShares MSCI Emerging Markets Index Fund	1,894,873	65,523	–	1,960,396	$95,451,681	–	–
iShares S&P MidCap 400 Index Fund	1,417,544	38,093	(117,188)	1,338,449	$132,158,454	$2,679,343	$324,748
iShares S&P SmallCap 600 Index Fund	782,366	62,304	(55,371)	789,299	$58,068,727	$1,062,862	$109,437

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	–	$1,573,605,366	–	$1,573,605,366
Exchange-Traded Funds	$823,169,413	–	–	823,169,413
Money Market Funds	219,700,366	–	–	219,700,366

Total	$1,042,869,779	$1,573,605,366	–	$2,616,475,145

Schedule of Investments March 31, 2011 (Unaudited)	LifePath 2025 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios – 62.6%
Active Stock Master Portfolio		$1,819,516
CoreAlpha Bond Master Portfolio		1,494,220

Total Master Portfolios		3,313,736

Exchange-Traded Funds – 37.2%
iShares Barclays TIPS Bond Fund(a)	2,282	249,103
iShares Cohen & Steers Realty Majors Index Fund(a)	1,373	96,330
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	4,934	154,730
iShares MSCI Canada Index Fund(a)	2,716	91,366
iShares MSCI EAFE Index Fund(a)	9,622	578,186
iShares MSCI EAFE Small Cap Index Fund(a)	1,970	85,380
iShares MSCI Emerging Markets Index Fund(a)	4,685	228,113
iShares S&P MidCap 400 Index Fund(a)	3,448	340,455
iShares S&P SmallCap 600 Index Fund(a)	2,016	148,317

Total Exchange-Traded Funds (Cost – $1,930,287*)		1,971,980

Money Market Funds – 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.23%(a)(b)	10,592	10,592

Total Money Market Funds (Cost – $10,592*)		10,592

Total Affiliated Investment Companies – 100.0%		5,296,308
Liabilities in Excess of Other Assets – (0.0)%		(381)

Net Assets – 100.0%		$5,295,927

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,940,880

Gross unrealized appreciation	$42,742
Gross unrealized depreciation	(1,050)

Net unrealized appreciation	$41,692

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	595	9,997	[1]	–	10,592	$10,592	$–	$137
iShares Barclays TIPS Bond Fund	54	3,047		(819)	2,282	$249,103	$(33)	$339
iShares Cohen & Steers Realty Majors Index Fund	40	2,078		(745)	1,373	$96,330	$(351)	$658

1

Schedule of Investments (concluded)	LifePath 2025 Master Portfolio

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	128	6,447	(1,641)	4,934	$154,730	$(306)	$898
iShares MSCI Canada Index Fund	68	3,561	(913)	2,716	$91,366	$(209)	$–
iShares MSCI EAFE Index Fund	283	13,636	(4,297)	9,622	$578,186	$(5,317)	$–
iShares MSCI EAFE Small Cap Index Fund	50	2,579	(659)	1,970	$85,380	$(284)	$–
iShares MSCI Emerging Markets Index Fund	138	6,693	(2,146)	4,685	$228,113	$(2,927)	$–
iShares S&P MidCap 400 Index Fund	93	4,623	(1,268)	3,448	$340,455	$606	$769
iShares S&P SmallCap 600 Index Fund	56	2,667	(707)	2,016	$148,317	$(241)	$261

[1]	Represents net activity.

(b)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies
Master Portfolios	–	$3,313,736	–	$3,313,736
Exchange Traded Funds	$1,971,980	–	–	1,971,980
Money Market Funds	10,592	–	–	10,592

Total	$1,982,572	$3,313,736	–	$5,296,308

2

Schedule of Investments March 31, 2011 (Unaudited)	LifePath 2030 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios – 61.0%
Active Stock Master Portfolio		$793,201,450
CoreAlpha Bond Master Portfolio		462,837,206

Total Master Portfolios		1,256,038,656

Exchange-Traded Funds – 39.3%
iShares Barclays TIPS Bond Fund(a)	635,251	69,343,999
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	730,176	51,229,148
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	2,262,287	70,945,320
iShares MSCI Canada Index Fund(a)	1,105,249	37,180,576
iShares MSCI EAFE Index Fund(a)	4,313,296	259,185,957
iShares MSCI EAFE Small Cap Index Fund(a)	797,161	34,548,958
iShares MSCI Emerging Markets Index Fund(a)	2,113,504	102,906,510
iShares S&P MidCap 400 Index Fund(a)	1,299,710	128,333,366
iShares S&P SmallCap 600 Index Fund(a)	741,520	54,553,626

Total Exchange-Traded Funds (Cost – $645,544,804*)		808,227,460

Money Market Funds – 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.22%(a)(c)(d)	145,263,917	145,263,917
BlackRock Cash Funds: Prime, SL Agency Shares,
0.23%(a)(c)(d)	23,253,397	23,253,397

Total Money Market Funds (Cost – $168,517,314*)		168,517,314

Total Affiliated Investment Companies – 108.5%		2,232,783,430
Liabilities in Excess of Other Assets – (8.5)%		(174,939,527)

Net Assets – 100.0%		$2,057,843,903

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$814,829,058

Gross unrealized appreciation	$161,915,716
Gross unrealized depreciation	–

Net unrealized appreciation	$161,915,716

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	154,257,212	–	(8,993,295)[1]	145,263,917	$145,263,917	–	$230,388
BlackRock Cash Funds: Prime, SL Agency Shares	24,170,906	–	(917,509)[1]	23,253,397	$23,253,397	–	$37, 712

1

Schedule of Investments (concluded)	LifePath 2030 Master Portfolio

iShares Barclays TIPS Bond Fund	554,791	80,460	–	635,251	$69,343,999	–	$273,221
iShares Cohen & Steers Realty Majors Index Fund	680,971	49,205	–	730,176	$51,229,148	–	$333,888
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,128,614	133,673	–	2,262,287	$70,945,320	–	$404,020
iShares MSCI Canada Index Fund	1,040,900	64,349	–	1,105,249	$37,180,576	–	–
iShares MSCI EAFE Index Fund	4,085,815	227,481	–	4,313,296	$259,185,957	–	–
iShares MSCI EAFE Small Cap Index Fund	772,751	24,410	–	797,161	$34,548,958	–	–
iShares MSCI Emerging Markets Index Fund	2,015,244	98,260	–	2,113,504	$102,906,510	–	–
iShares S&P MidCap 400 Index Fund	1,267,897	31,813	–	1,299,710	$128,333,366	–	$289,961
iShares S&P SmallCap 600 Index Fund	697,237	44,283	–	741,520	$54,553,626	–	$96,073

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	–	$1,256,038,656	–	$1,256,038,656
Exchange Traded Funds	$808,227,460	–	–	808,227,460
Money Market Funds	168,517,314	–	–	168,517,314

Total	$976,744,774	$1,256,038,656	–	$2,232,783,430

2

Schedule of Investments March 31, 2011 (Unaudited)	LifePath 2035 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios – 58.9%
Active Stock Master Portfolio		$1,608,361
CoreAlpha Bond Master Portfolio		624,141

Total Master Portfolios		2,232,502

Exchange-Traded Funds – 40.9%
iShares Barclays TIPS Bond Fund(a)	769	83,944
iShares Cohen & Steers Realty Majors Index Fund(a)	1,519	106,573
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	4,753	149,054
iShares MSCI Canada Index Fund(a)	2,228	74,950
iShares MSCI EAFE Index Fund(a)	8,530	512,568
iShares MSCI EAFE Small Cap Index Fund(a)	1,616	70,037
iShares MSCI Emerging Markets Index Fund(a)	4,199	204,449
iShares S&P MidCap 400 Index Fund(a)	2,462	243,098
iShares S&P SmallCap 600 Index Fund(a)	1,443	106,162

Total Exchange-Traded Funds (Cost – $1,510,143*)		1,550,835

Money Market Funds – 3.0%
BlackRock Cash Funds: Prime, SL Agency Shares,
0.22%(a)(c)(d)	15,342	15,342
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.23%(a)(c)(d)	99,961	99,961

Total Money Market Funds (Cost – $115,303*)		115,303

Total Affiliated Investment Companies – 102.8%		3,898,640
Liabilities in Excess of Other Assets – (2.8)%		(107,991)

Net Assets – 100.0%		$3,790,649

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,625,446

Gross unrealized appreciation	$40,849
Gross unrealized depreciation	(157)

Net unrealized appreciation	$40,692

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	1,969	97,992	[1]	–	$99,961	$99,961	$7,583	$104
BlackRock Cash Funds: Prime, SL Agency Shares	–	15,342	[1]	–	$15,342	$15,342	–	$9

1

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

iShares Barclays TIPS Bond Fund	26	913	(170)	$769	$83,944	$(24)	$125
iShares Cohen & Steers Realty Majors Index Fund	69	1,771	(321)	$1,519	$106,573	$18	$728
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	198	5,551	(996)	$4,753	$149,054	$(728)	$865
iShares MSCI Canada Index Fund	87	2,611	(470)	$2,228	$74,950	$(424)	–
iShares MSCI EAFE Index Fund	359	10,162	(1,991)	$8,530	$512,568	$(1,963)	–
iShares MSCI EAFE Small Cap Index Fund	64	1,899	(347)	$1,616	$70,037	$(375)	–
iShares MSCI Emerging Markets Index Fund	185	4,901	(887)	$4,199	$204,449	$(2,268)	–
iShares S&P MidCap 400 Index Fund	107	2,917	(562)	$2,462	$243,098	$(149)	$549
iShares S&P SmallCap 600 Index Fund	65	1,697	(319)	$1,443	$106,162	$(213)	$187

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

2

Schedule of Investments (concluded)	LifePath 2035 Master Portfolio

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$2,232,502	–	$2,232,502
Exchange Traded Funds	$1,550,835	–	–	1,550,835
Money Market Funds	115,303	–	–	115,303

Total	$1,666,138	$2,232,502	–	$3,898,640

3

Schedule of Investments March 31, 2011 (Unaudited)	LifePath 2040 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios – 57.3%
Active Stock Master Portfolio		$720,460,167
CoreAlpha Bond Master Portfolio		185,752,861

Total Master Portfolios		906,213,028

Exchange-Traded Funds – 43.5%
iShares Barclays TIPS Bond Fund(a)	172,872	18,870,708
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	738,486	51,812,178
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	2,273,471	71,296,051
iShares MSCI Canada Index Fund(a)(b)	996,413	33,519,333
iShares MSCI EAFE Index Fund(a)	3,883,680	233,370,331
iShares MSCI EAFE Small Cap Index Fund(a)	728,517	31,573,927
iShares MSCI Emerging Markets Index Fund(a)(b)	1,902,421	92,628,878
iShares S&P MidCap 400 Index Fund(a)(b)	1,096,910	108,308,893
iShares S&P SmallCap 600 Index Fund(a)(b)	633,619	46,615,350

Total Exchange-Traded Funds (Cost – $557,763,445*)		687,995,649

Money Market Funds – 10.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.23%(a)(c)(d)	140,722,597	140,722,597
BlackRock Cash Funds: Prime, SL Agency Shares,
0.22%(a)(c)(d)	22,343,888	22,343,888

Total Money Market Funds (Cost – $163,066,485*)		163,066,485

Total Affiliated Investment Companies – 111.1%		1,757,275,162
Liabilities in Excess of Other Assets – (11.1)%		(174,951,730)

Net Assets – 100.0%		$1,582,323,432

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$720,829,930

Gross unrealized appreciation	$130,232,204
Gross unrealized depreciation	–

Net unrealized appreciation	$130,232,204

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

1

Schedule of Investments (concluded)	LifePath 2040 Master Portfolio

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	139,976,764	745,833	[1]	–	140,722,597	$140,722,597	–	$200,243
BlackRock Cash Funds: Prime, SL Agency Shares	22,015,363	328,525	[1]	–	22,343,888	$22,343,888	–	$32,818
iShares Barclays TIPS Bond Fund	150,344	22,528		–	172,872	$18,870,708	–	$75,334
iShares Cohen & Steers Realty Majors Index Fund	693,309	45,177		–	738,486	$51,812,178	–	$337,509
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,156,480	116,991		–	2,273,471	$71,296,051	–	$408,402
iShares MSCI Canada Index Fund	949,552	46,861		–	996,413	$33,519,333	–	–
iShares MSCI EAFE Index Fund	3,659,166	224,514		–	3,883,680	$233,370,331	–	–
iShares MSCI EAFE Small Cap Index Fund	687,000	41,517		–	728,517	$31,573,927	–	–
iShares MSCI Emerging Markets Index Fund	1,807,304	95,117		–	1,902,421	$92,628,878	–	–
iShares S&P MidCap 400 Index Fund	1,012,776	84,134		–	1,096,910	$108,308,893	–	$233,251
iShares S&P SmallCap 600 Index Fund	549,842	83,777		–	633,619	$46,615,350	–	$78,506

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$906,213,028	–	$906,213,028
Exchange-Traded Funds	$687,995,649	–	–	687,995,649
Money Market Funds	163,066,485	–	–	163,066,485

Total	$851,062,134	$906,213,028	–	$1,757,275,162

2

Schedule of Investments March 31, 2011 (Unaudited)	LifePath 2045 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios – 55.9%
Active Stock Master Portfolio		$649,751
CoreAlpha Bond Master Portfolio		94,220

Total Master Portfolios		743,971

Exchange-Traded Funds – 43.9%
iShares Cohen & Steers Realty Majors Index Fund(a)	664	46,586
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	2,139	67,079
iShares MSCI Canada Index Fund(a)	893	30,041
iShares MSCI EAFE Index Fund(a)	3,371	202,563
iShares MSCI EAFE Small Cap Index Fund(a)	648	28,084
iShares MSCI Emerging Markets Index Fund(a)	1,683	81,945
iShares S&P MidCap 400 Index Fund(a)	897	88,570
iShares S&P SmallCap 600 Index Fund(a)(b)	526	38,698

Total Exchange-Traded Funds (Cost – $550,676*)		583,566

Money Market Funds – 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.23%(a)(c)(d)	11,880	11,880
BlackRock Cash Funds: Prime, SL Agency Shares,
0.22%(a)(c)(d)	1,531	1,531

Total Money Market Funds (Cost – $13,411*)		13,411

Total Affiliated Investment Companies – 100.8%		1,340,948
Liabilities in Excess of Other Assets – (0.8)%		(10,952)

Net Assets – 100.0%		$1,329,996

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$564,087

Gross unrealized appreciation	$32,890
Gross unrealized depreciation	–

Net unrealized appreciation	$32,890

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

1

Schedule of Investments (continued)	LifePath 2045 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	823	11,057	[1]	–	11,880	$11,880	–	$32
BlackRock Cash Funds: Prime, SL Agency Shares	–	1,531	[1]	–	1,531	$1,531	–	$3
iShares Cohen & Steers Realty Majors Index Fund	72	978		(386)	664	$46,586	$(211)	$318
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	229	3,108		(1,198)	2,139	$67,079	$(699)	$378
iShares MSCI Canada Index Fund	99	1,305		(511)	893	$30,041	$(244)	–
iShares MSCI EAFE Index Fund	408	5,137		(2,174)	3,371	$202,563	$(1,764)	–
iShares MSCI EAFE Small Cap Index Fund	73	944		(369)	648	$28,084	$(348)	–
iShares MSCI Emerging Markets Index Fund	189	2,447		(953)	1,683	$81,945	$(1,171)	–
iShares S&P MidCap 400 Index Fund	115	1,311		(529)	897	$88,570	$(344)	$200
iShares S&P SmallCap 600 Index Fund	65	762		(301)	526	$38,698	$(303)	$68

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

2

Schedule of Investments (concluded)	LifePath 2045 Master Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	–	$743,971	–	$743,971
Exchange-Traded Funds	$583,566	–	–	583,566
Money Market Funds	13,411	–	–	13,411

Total	$596,977	$743,971	–	$1,340,948

3

Schedule of Investments March 31, 2011 (Unaudited)	LifePath 2050 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios – 52.7%
Active Stock Master Portfolio		$74,556,851
CoreAlpha Bond Master Portfolio		2,537,300

Total Master Portfolios		77,094,151

Exchange-Traded Funds – 48.1%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	82,606	5,795,637
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	257,466	8,074,134
iShares MSCI Canada Index Fund(a)(b)	106,715	3,589,892
iShares MSCI EAFE Index Fund(a)	403,710	24,258,934
iShares MSCI EAFE Small Cap Index Fund(a)(b)	76,279	3,305,932
iShares MSCI Emerging Markets Index Fund(a)(b)	198,839	9,681,471
iShares S&P MidCap 400 Index Fund(a)(b)	111,224	10,982,258
iShares S&P SmallCap 600 Index Fund(a)(b)	63,442	4,667,428

Total Exchange-Traded Funds (Cost – $58,643,891*)		70,355,686

Money Market Funds – 14.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.23%(a)(c)(d)	17,696,703	17,696,703
BlackRock Cash Funds: Prime, SL Agency Shares,
0.22%(a)(c)(d)	2,817,372	2,817,372

Total Money Market Funds (Cost – $20,514,075*)		20,514,075

Total Affiliated Investment Companies – 114.8%		167,963,912
Liabilities in Excess of Other Assets – (14.8)%		(21,627,461)

Net Assets – 100.0%		$146,336,451

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$79,159,081

Gross unrealized appreciation	$11,710,680
Gross unrealized depreciation	–

Net unrealized appreciation	$11,710,680

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

1

Schedule of Investments (concluded)	LifePath 2050 Master Portfolio

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	11,027,847	6,668,856	[1]	–	17,696,703	$17,696,703	–	$17,030
BlackRock Cash Funds: Prime, SL Agency Shares	1,709,851	1,107,521	[1]	–	2,817,372	$2,817,372	–	$2,745
iShares Cohen & Steers Realty Majors Index Fund	67,805	14,801		–	82,606	$5,795,637	–	$38,284
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	211,207	46,259		–	257,466	$8,074,134	–	$45,571
iShares MSCI Canada Index Fund	85,268	21,447		–	106,715	$3,589,892	–	–
iShares MSCI EAFE Index Fund	326,243	77,467		–	403,710	$24,258,934	–	–
iShares MSCI EAFE Small Cap Index Fund	62,233	14,046		–	76,279	$3,305,932	–	–
iShares MSCI Emerging Markets Index Fund	160,758	38,081		–	198,839	$9,681,471	–	–
iShares S&P MidCap 400 Index Fund	86,290	24,934		–	111,224	$10,982,258	–	$22,613
iShares S&P SmallCap 600 Index Fund	47,346	16,096		–	63,442	$4,667,428	–	$7,654

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	–	$77,094,151	–	$77,094,151
Exchange-Traded Funds	$70,355,686	–	–	70,355,686
Money Market Funds	20,514,075	–	–	20,514,075

Total	$90,869,761	$77,094,151	–	$167,963,912

2

Schedule of Investments March 31, 2011 (Unaudited)	LifePath 2055 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios – 51.3%
Active Stock Master Portfolio		$90,338
CoreAlpha Bond Master Portfolio		1,924

Total Master Portfolios		92,262

Exchange-Traded Funds – 48.6%
iShares Cohen & Steers Realty Majors Index Fund(a)	97	6,806
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	303	9,502
iShares MSCI Canada Index Fund(a)	130	4,373
iShares MSCI EAFE Index Fund(a)	511	30,706
iShares MSCI EAFE Small Cap Index Fund(a)	94	4,074
iShares MSCI Emerging Markets Index Fund(a)	245	11,929
iShares S&P MidCap 400 Index Fund(a)	141	13,922
iShares S&P SmallCap 600 Index Fund(a)	82	6,033

Total Exchange-Traded Funds (Cost – $71,260*)		87,345

Money Market Fund – 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.23%(a)(b)	398	398

Total Money Market Fund (Cost – $398*)		398

Total Affiliated Investment Companies – 100.1%		180,005
Liabilities in Excess of Other Assets – (0.1)%		(206)

Net Assets – 100.0%		$179,799

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$71,658

Gross unrealized appreciation	$16,085
Gross unrealized depreciation	–

Net unrealized appreciation	$16,085

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

1

Schedule of Investments (concluded)	LifePath 2055 Master Portfolio

Affiliate	Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	5,486	–	(5,088)[1]	398	$398	–	$1
BlackRock Cash Funds: Prime, SL Agency Shares	744	–	(744)[1]	–	–	–	$9
iShares Cohen & Steers Realty Majors Index Fund	76	43	(22)	97	$6,806	$(3)	$47
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	243	125	(65)	303	$9,502	$(29)	$55
iShares MSCI Canada Index Fund	109	58	(37)	130	$4,373	$19	–
iShares MSCI EAFE Index Fund	450	226	(165)	511	$30,706	$325	–
iShares MSCI EAFE Small Cap Index Fund	80	40	(26)	94	$4,074	$15	–
iShares MSCI Emerging Markets Index Fund	208	99	(62)	245	$11,929	$32	–
iShares S&P MidCap 400 Index Fund	143	58	(60)	141	$13,922	$495	$31
iShares S&P SmallCap 600 Index Fund	76	33	(27)	82	$6,033	$140	$11

[1]	Represents net activity.

(b)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	–	$92,262	–	$92,262
Exchange-Traded Funds	$87,345	–	–	87,345
Money Market Fund	398	–	–	398

Total	$87,743	$92,262	–	$180,005

2

Schedule of Investments March 31, 2011 (Unaudited)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Consumer Discretionary – 11.2%
Auto Components – 0.3%
Autoliv, Inc.(a)	14	$1,039
Lear Corp.	141,634	6,921,654
WABCO Holdings, Inc.(b)	23,586	1,453,841

		8,376,534

Automobiles – 0.4%
General Motors Co.(b)	338,249	10,495,866

Diversified Consumer Services – 0.2%
Apollo Group, Inc., Class A(b)	93,058	3,881,449

Hotels, Restaurants & Leisure – 2.1%
Carnival Corp.	349,223	13,396,194
McDonald’s Corp.	544,402	41,423,548
Penn National Gaming, Inc.(b)	2,124	78,716

		54,898,458

Household Durables – 0.9%
Harman International Industries, Inc.	11	515
NVR, Inc.(b)	19,155	14,481,180
Whirlpool Corp.	115,488	9,858,056

		24,339,751

Internet & Catalog Retail – 1.3%
Amazon.com, Inc.(b)	51,998	9,366,400
priceline.com, Inc.(a)(b)	48,420	24,521,825

		33,888,225

Leisure Equipment & Products – 0.1%
Polaris Industries, Inc.	30,769	2,677,518

Media – 2.4%
CBS Corp., Class B(a)	499,326	12,503,123
Comcast Corp., Class A(a)	550,924	13,618,841
DIRECTV, Class A(b)	272,186	12,738,305
Dex One Corp.(b)	89,875	434,995
Scripps Networks Interactive, Inc., Class A	7	351
SuperMedia, Inc.(a)(b)	40,283	251,366
Time Warner, Inc.(a)	595,473	21,258,386
The Washington Post Co., Class B(a)	770	336,921

		61,142,288

Multiline Retail – 0.7%
Family Dollar Stores, Inc.(a)	45,310	2,325,309
Sears Holdings Corp.(a)(b)	146,935	12,144,178
Target Corp.	13,021	651,180
Wal-Mart Stores, Inc.(a)	48,738	2,536,813

		17,657,480

Specialty Retail – 1.4%
Aeropostale, Inc.(b)	417,046	10,142,559
AutoZone, Inc.(a)(b)	6,782	1,855,284

1

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Bed Bath & Beyond, Inc.(b)	9,221	445,098
Best Buy Co., Inc.	494,746	14,209,105
Foot Locker, Inc.	55,093	1,086,434
The Gap, Inc.(a)	225,240	5,103,938
Ross Stores, Inc.(a)	9,758	693,989
Staples, Inc.(a)	21,832	423,977
Tiffany & Co.	18,415	1,131,418

		35,091,802

Textiles, Apparel & Luxury Goods – 1.4%
Coach, Inc.	18,260	950,250
Deckers Outdoor Corp.(a)(b)	64,283	5,537,981
NIKE, Inc., Class B(a)	404,787	30,642,376

		37,130,607

Total Consumer Discretionary		289,579,978

Consumer Staples – 10.7%
Beverages – 1.5%
The Coca-Cola Co.	84,607	5,613,674
Coca-Cola Enterprises, Inc.	371,128	10,131,794
Hansen Natural Corp.(b)	235,799	14,202,174
PepsiCo, Inc.(a)	140,236	9,032,601

		38,980,243

Food & Staples Retailing – 1.1%
Costco Wholesale Corp.(a)	348,075	25,520,859
Sysco Corp.	113,746	3,150,764

		28,671,623

Food Products – 1.1%
The Hershey Co.	16,477	895,525
Pilgrim’s Pride Corp.(b)	80,465	620,385
Tyson Foods, Inc., Class A(a)	1,343,680	25,785,219

		27,301,129

Household Products – 2.2%
Colgate-Palmolive Co.	355,535	28,713,007
The Procter & Gamble Co.	464,595	28,619,052

		57,332,059

Personal Products – 2.0%
The Estee Lauder Cos., Inc., Class A(a)	132,657	12,782,829
Herbalife Ltd.	127,278	10,355,338
Mead Johnson Nutrition Co.	472,443	27,368,623

		50,506,790

Tobacco – 2.8%
Lorillard, Inc.	151,426	14,386,984
Philip Morris International, Inc.(a)	755,929	49,611,621
Reynolds American, Inc.(a)	252,202	8,960,737

		72,959,342

Total Consumer Staples		275,751,186

2

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Energy – 13.0%
Energy Equipment & Services – 2.0%
Core Laboratories N.V.(a)	38,929	3,977,376
Dresser-Rand Group, Inc.(a)(b)	230,700	12,370,134
FMC Technologies, Inc.(b)	4,456	421,003
Halliburton Co.	59,782	2,979,535
Helmerich & Payne, Inc.	3,372	231,623
McDermott International, Inc.(b)	116,223	2,950,902
National Oilwell Varco, Inc.	242,512	19,223,926
SEACOR Holdings, Inc.	90,567	8,373,825
Schlumberger Ltd.	5,536	516,287

		51,044,611

Oil, Gas & Consumable Fuels – 11.0%
Alpha Natural Resources, Inc.(a)(b)	190,972	11,338,007
Anadarko Petroleum Corp.	219,273	17,962,844
Apache Corp.	235,279	30,802,727
Chevron Corp.(a)	179,954	19,332,458
ConocoPhillips	613,705	49,010,481
Energy Partners Ltd.(b)	115,620	2,081,160
Exxon Mobil Corp.	1,324,760	111,452,059
Hess Corp.	95,013	8,096,058
Marathon Oil Corp.	148,187	7,899,849
Noble Energy, Inc.	29,180	2,820,247
Whiting Petroleum Corp.(b)	262,832	19,305,010
The Williams Cos., Inc.	119,265	3,718,683

		283,819,583

Total Energy		334,864,194

Financials – 13.5%
Capital Markets – 1.6%
Ameriprise Financial, Inc.	115,056	7,027,620
The Goldman Sachs Group, Inc.	154,013	24,406,440
Legg Mason, Inc.	90,195	3,255,138
Morgan Stanley	238,356	6,511,886

		41,201,084

Commercial Banks – 1.8%
BOK Financial Corp.	4,110	212,405
City National Corp.	54,026	3,082,183
Commerce Bancshares, Inc.	41,226	1,667,179
Cullen/Frost Bankers, Inc.(a)	18,663	1,101,490
Huntington Bancshares, Inc.	115,193	764,882
KeyCorp	152,310	1,352,513
M&T Bank Corp.	237,515	21,012,952
Marshall & Ilsley Corp.	2,585	20,654
SVB Financial Group(b)	32,048	1,824,493
SunTrust Banks, Inc.	138,251	3,987,159
Wells Fargo & Co.	312,364	9,901,939

		44,927,849

Consumer Finance – 1.0%
American Express Co.	5,331	240,961

3

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Capital One Financial Corp.	510,329	26,516,695

		26,757,656

Diversified Financial Services – 5.7%
Bank of America Corp.	1,923,929	25,645,974
CME Group, Inc.	45,119	13,605,634
Citigroup, Inc.(b)	6,579,981	29,083,516
JPMorgan Chase & Co.	1,361,827	62,780,225
The NASDAQ OMX Group, Inc.(a)(b)	608,672	15,728,084

		146,843,433

Insurance – 2.8%
ACE Ltd.	460,601	29,800,885
The Allstate Corp.	566,898	18,016,019
Aspen Insurance Holdings Ltd.	217,201	5,986,060
Axis Capital Holdings Ltd.	136,658	4,772,097
Berkshire Hathaway, Inc., Class B(b)	61,545	5,147,008
Everest Re Group Ltd.	5	441
Prudential Financial, Inc.	62,707	3,861,497
Transatlantic Holdings, Inc.	22,787	1,109,043
The Travelers Cos., Inc.	30,592	1,819,612
White Mountains Insurance Group Ltd.	1	364
XL Group Plc	68,357	1,681,582

		72,194,608

Real Estate Investment Trusts (REITs) – 0.5%
AvalonBay Communities, Inc.	12,494	1,500,279
Host Hotels & Resorts, Inc.	19,160	337,408
Public Storage	14,642	1,623,944
Rayonier, Inc.(a)	144,345	8,994,137
Senior Housing Properties Trust	11,279	259,868
Ventas, Inc.	14,609	793,269

		13,508,905

Real Estate Management & Development – 0.1%
The Howard Hughes Corp.(b)	9,185	648,829
Jones Lang LaSalle, Inc.(a)	3,584	357,468

		1,006,297

Total Financials		346,439,832

Health Care – 11.0%
Biotechnology – 1.3%
Amgen, Inc.(b)	451,288	24,121,343
Cephalon, Inc.(a)(b)	70,356	5,331,578
Genzyme Corp.(b)	53,593	4,081,107
Gilead Sciences, Inc.(b)	18,230	773,681

		34,307,709

Health Care Equipment & Supplies – 1.6%
Becton Dickinson & Co.(a)	16,914	1,346,693
CareFusion Corp.(b)	353,177	9,959,591
Gen-Probe, Inc.(b)	3,407	226,054
Intuitive Surgical, Inc.(b)	75,123	25,050,516
Thoratec Corp.(a)(b)	25,572	663,082

4

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Varian Medical Systems, Inc.(a)(b)	58,251	3,940,098

		41,186,034

Health Care Providers & Services – 2.7%
Coventry Health Care, Inc.(b)	7,361	234,742
Express Scripts, Inc.(a)(b)	331,270	18,421,925
HCA Holdings, Inc.(b)	212,669	7,203,099
Humana, Inc.(b)	16,806	1,175,412
Medco Health Solutions, Inc.(b)	503,325	28,266,732
WellPoint, Inc.(a)	182,703	12,750,842

		68,052,752

Life Sciences Tools & Services – 0.8%
Illumina, Inc.(b)	19,360	1,356,555
Mettler-Toledo International, Inc.(a)(b)	6,005	1,032,860
PerkinElmer, Inc.	8,279	217,489
Thermo Fisher Scientific, Inc.(a)(b)	338,634	18,811,119
Waters Corp.(b)	976	84,815

		21,502,838

Pharmaceuticals – 4.6%
Abbott Laboratories	122,408	6,004,112
Allergan, Inc.	109,326	7,764,333
Bristol-Myers Squibb Co.	1,206,289	31,882,218
Forest Laboratories, Inc.(b)	8,107	261,856
Johnson & Johnson	146,000	8,650,500
Medicis Pharmaceutical Corp., Class A(a)	71,791	2,300,184
Merck & Co., Inc.	1,399,813	46,207,827
Pfizer, Inc.	427,258	8,677,610
Warner Chilcott PLC, Class A	266,861	6,212,524

		117,961,164

Total Health Care		283,010,497

Industrials – 9.1%
Aerospace & Defense – 2.8%
Alliant Techsystems, Inc.	142,826	10,093,513
The Boeing Co.(a)	85,021	6,285,602
General Dynamics Corp.(a)	258,944	19,824,753
Huntington Ingalls Industries, Inc.(b)	71,608	2,971,739
ITT Corp.	43,934	2,638,237
L-3 Communications Holdings, Inc.(a)	49,507	3,876,893
Northrop Grumman Corp.	426,984	26,776,167
Raytheon Co.	1,519	77,272

		72,544,176

Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.(a)	142,483	10,562,265
Expeditors International of Washington, Inc.	8,339	418,117
FedEx Corp.	108,449	10,145,404
UTi Worldwide, Inc.	24,641	498,734

		21,624,520

Airlines – 0.2%
Copa Holdings SA	23,518	1,241,750

5

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

United Continental Holdings, Inc.(a)(b)	166,045	3,817,375

		5,059,125

Construction & Engineering – 0.3%
Fluor Corp.(a)	48,225	3,552,254
URS Corp.(b)	94,803	4,365,678

		7,917,932

Electrical Equipment – 0.0%
First Solar, Inc.(a)(b)	3	482

Industrial Conglomerates – 0.9%
General Electric Co.	1,190,041	23,860,322

Machinery – 2.7%
AGCO Corp.(a)(b)	458,171	25,185,660
Caterpillar, Inc.	7,564	842,251
Cummins, Inc.	272,845	29,909,269
Danaher Corp.	31,120	1,615,128
Donaldson Co., Inc.(a)	9,737	596,781
Dover Corp.	2,985	196,234
Flowserve Corp.(a)	15,791	2,033,881
Harsco Corp.(a)	82,112	2,897,732
Navistar International Corp.(b)	72,690	5,039,598
Parker Hannifin Corp.	4,002	378,909
SPX Corp.	11,129	883,531

		69,578,974

Professional Services – 1.0%
Manpower, Inc.	408,260	25,671,389
Verisk Analytics, Inc., Class A(b)	26,700	874,692

		26,546,081

Road & Rail – 0.0%
Union Pacific Corp.	9,247	909,257

Trading Companies & Distributors – 0.3%
W.W. Grainger, Inc.(a)	34,174	4,705,076
WESCO International, Inc.(a)(b)	38,259	2,391,188

		7,096,264

Total Industrials		235,137,133

Information Technology – 19.0%
Communications Equipment – 2.7%
ADTRAN, Inc.(a)	26,422	1,121,878
Brocade Communications Systems, Inc.(a)(b)	779,804	4,795,795
Cisco Systems, Inc.(a)	2,583,315	44,303,852
F5 Networks, Inc.(b)	84,740	8,691,782
Harris Corp.(a)	139,346	6,911,562
Motorola Solutions, Inc.(b)	6,419	286,865
QUALCOMM, Inc.	57,762	3,167,090

		69,278,824

Computers & Peripherals – 5.1%
Apple, Inc.(b)	262,328	91,408,192
International Business Machines Corp.(a)	97,417	15,885,790
NetApp, Inc.(b)	380,047	18,310,664
QLogic Corp.(a)(b)	33,483	621,110

6

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Teradata Corp.(b)	9,878	500,815
Western Digital Corp.(a)(b)	114,877	4,283,763

		131,010,334

Electronic Equipment, Instruments & Components – 0.2%
Agilent Technologies, Inc.(b)	37,590	1,683,280
Dolby Laboratories, Inc., Class A(b)	43,909	2,160,762
Flextronics International Ltd.(b)	117,604	878,502

		4,722,544

Internet Software & Services – 2.8%
AOL, Inc.(b)	115,671	2,259,055
Cornerstone OnDemand, Inc.(b)	5,335	97,257
Google, Inc., Class A(b)	94,465	55,376,328
IAC/InterActiveCorp(b)	423,107	13,069,775
Qihoo 360 Technology Co. Ltd.(b)	7,055	208,757

		71,011,172

IT Services – 1.6%
Accenture Plc, Class A	83,377	4,583,234
Broadridge Financial Solutions, Inc.	122,757	2,785,356
Cognizant Technology Solutions Corp., Class A(a)(b)	59,675	4,857,545
Computer Sciences Corp.(a)	369,203	17,991,262
MasterCard, Inc., Class A	15,692	3,949,990
ServiceSource International, Inc.(b)	35,706	434,899
Visa, Inc., Class A(a)	98,937	7,283,742

		41,886,028

Office Electronics – 0.2%
Xerox Corp.	493,516	5,255,945

Semiconductors & Semiconductor Equipment – 2.7%
Altera Corp.(a)	649,778	28,603,228
Applied Materials, Inc.(a)	100,186	1,564,905
Avago Technologies Ltd.	302,720	9,414,592
Broadcom Corp., Class A	315,741	12,433,881
Cree, Inc.(b)	80,229	3,703,371
Intel Corp.	634,308	12,793,992
Lam Research Corp.(b)	5,167	292,762
Marvell Technology Group Ltd.(b)	69,167	1,075,547

		69,882,278

Software – 3.7%
Autodesk, Inc.(a)(b)	308,322	13,600,083
CA, Inc.(a)	81,046	1,959,692
Check Point Software Technologies(a)(b)	4,217	215,278
Intuit, Inc.(b)	39,092	2,075,785
MICROS Systems, Inc.(b)	82,042	4,055,336
Microsoft Corp.	737,515	18,703,380
Oracle Corp.	1,430,477	47,735,018
VMware, Inc., Class A(b)	97,303	7,934,087

		96,278,659

Total Information Technology		489,325,784

Materials – 3.4%
Chemicals – 2.6%
Airgas, Inc.	22	1,461
Albemarle Corp.	20,234	1,209,386

7

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Ashland, Inc.	219,191	12,660,472
CF Industries Holdings, Inc.	74,827	10,235,585
LyondellBasell Industries NV, Class A(b)	445,378	17,614,700
The Mosaic Co.	316,670	24,937,763

		66,659,367

Metals & Mining – 0.8%
Alcoa, Inc.(a)	45,679	806,234
Freeport-McMoRan Copper & Gold, Inc.	148,200	8,232,510
Newmont Mining Corp.	220,017	12,008,528
Southern Copper Corp.	7,969	320,912

		21,368,184

Total Materials		88,027,551

Telecommunication Services – 2.6%
Diversified Telecommunication Services – 2.6%
AT&T, Inc.	446,979	13,677,557
Qwest Communications International, Inc.	726,055	4,958,956
Verizon Communications, Inc.(a)	1,236,685	47,661,840

		66,298,353

Total Telecommunication Services		66,298,353

Utilities – 2.2%
Electric Utilities – 0.9%
American Electric Power Co., Inc.	1	35
Entergy Corp.(a)	344,567	23,158,348

		23,158,383

Gas Utilities – 0.6%
EQT Corp.(a)	26,524	1,323,548
Oneok, Inc.(a)	212,118	14,186,452
UGI Corp.	16,488	542,455

		16,052,455

Independent Power Producers & Energy Traders – 0.3%
Constellation Energy Group, Inc.	236,635	7,366,448

Multi-Utilities – 0.4%
Ameren Corp.	39,591	1,111,319
DTE Energy Co.	55,467	2,715,664
NiSource, Inc.(a)	115,794	2,220,929
OGE Energy Corp.	4,031	203,807
SCANA Corp.(a)	4,349	171,220
Sempra Energy	56,559	3,025,907
Wisconsin Energy Corp.(a)	57,379	1,750,060

		11,198,906

Total Utilities		57,776,192

Total Long-Term Investments (Cost – $2,150,630,161) – 95.7%		2,466,210,700

Short-Term Securities
Money Market Funds – 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.23%(c)(d)(e)	243,247,298	243,247,298

8

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

BlackRock Cash Funds: Prime, SL Agency Shares,
0.22%(c)(d)(e)	32,233,474	32,233,474

		275,480,772

	Par (000)
U.S. Treasury Obligations – 0.2%
U.S. Treasury Bill,
0.14%, 6/23/11(f)(g)	$4,422	4,421,111

Total Short-Term Securities (Cost – $279,901,824) – 10.9%		279,901,883

Total Investments (Cost – $2,430,531,985*) – 106.6%		2,746,112,583
Liabilities in Excess of Other Assets – (6.6)%		(170,294,460)

Net Assets – 100.0%		$2,575,818,123

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,505,610,013

Gross unrealized appreciation	$272,860,791
Gross unrealized depreciation	(32,358,221)

Net unrealized appreciation	$240,502,570

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at March 31, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	259,245,739	(15,998,441)	243,247,298	$496,643
BlackRock Cash Funds: Prime, SL Agency Shares	34,372,877	(2,139,403)	32,233,474	$77,826

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	Rate shown is the yield to maturity as of the date of purchase.

(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
791	S&P 500 Index	Chicago Mercantile	June 2011	$52,245,550	$498,100

9

Schedule of Investments (concluded)	Active Stock Master Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]:
Common Stocks	$2,466,210,700	–	–	$2,466,210,700
Short-Term Securities:
Money Market Funds	275,480,772	–	–	275,480,772
U.S. Treasury Obligations	–	$4,421,111	–	4,421,111

Total	$2,741,691,472	$4,421,111	–	$2,746,112,583

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]:
Assets:
Equity contracts	$498,100	–	–	$498,100

[1]	See above Schedule of Investments for values in each sector and industry.

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

10

Schedule of Investments March 31, 2011 (Unaudited)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Yankee(a)
Australia & New Zealand Banking Group Ltd.,
0.30%, 7/07/11(b)	$47,000	$46,999,966
Bank of Montreal, Chicago:
0.35%, 11/22/11(b)	300,000	300,000,000
0.33%, 2/29/12(b)	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York,
0.26%, 5/10/11	276,000	276,000,000
BNP Paribas S.A., New York,
0.51%, 12/12/11(b)	200,000	200,000,000
Canadian Imperial Bank of Commerce, New York,
0.30%, 7/18/11(b)	455,000	455,000,000
Credit Agricole Corporate & Investment Bank, New York,
0.41%, 4/08/11	195,000	195,000,000
Den Danske Bank,
0.32%, 5/04/11	32,000	32,000,000
Deutsche Bank AG, New York:
0.30%, 4/06/11	225,000	225,000,000
0.32%, 5/25/11	195,000	195,000,000
Dexia Credit Local, New York:
0.29%, 4/01/11	985,000	985,000,000
0.65%, 6/29/11(b)	157,000	157,000,000
HSBC Bank,
0.55%, 2/22/12	175,000	175,015,797
Lloyds TSB Bank Plc, New York:
1.26%, 5/06/11(b)	75,000	75,000,000
0.32%, 2/14/12(b)	256,640	256,640,000
Mizuho Corporate Bank, New York:
0.30%, 4/14/11	325,000	325,000,000
0.28%, 4/26/11	130,000	130,000,000
0.25%, 5/10/11	300,000	299,996,751
Royal Bank of Canada, New York,
0.31%, 10/14/11(b)	170,000	170,000,000
Royal Bank of Scotland Plc, Connecticut:
0.49%, 4/19/11	200,000	200,000,000
0.52%, 9/19/11	460,000	460,000,000
Societe Generale, New York,
1.71%, 5/05/11(b)	110,000	110,000,000
Sumitomo Mitsui Banking Corp., New York:
0.27%, 5/09/11	500,000	499,997,362
0.38%, 6/03/11	147,000	147,002,519
Toronto Dominion Bank, New York,
0.25%, 6/08/11	25,000	25,000,000
UBS AG, Connecticut,
0.36%, 8/11/11(b)	315,000	315,000,000
Westpac Banking Corp., New York,
0.36%, 4/04/12(b)	74,000	74,000,439

Total Certificates of Deposit – 28.4%		6,429,652,834

Commercial Paper
Argento Variable Funding Co. Ltd.:
0.30%, 6/20/11(c)	100,000	99,933,333
0.46%, 9/12/11(c)	177,000	176,629,087
ASB Finance Ltd., London,
0.31%, 8/02/11(b)(c)	94,000	94,000,000
Atlantic Asset Securitization LLC,
0.27%, 6/07/11(c)	72,000	71,963,820
Atlantis One Funding,
0.25%, 6/21/11(c)	85,000	84,952,188
Bank of America Corp.,
0.24%, 5/04/11	174,500	174,461,610
Barton Capital Corp.,
0.23%, 5/19/11(c)	62,533	62,513,823
BNZ International Funding Ltd.:
0.36%, 8/02/11(c)(d)	145,000	144,821,650
0.40%, 11/10/11(b)(c)	50,000	50,003,101
0.43%, 1/06/12(b)(c)	100,000	100,007,487
0.42%, 1/13/12(b)(c)	135,000	135,010,390
0.42%, 1/20/12(b)(c)	45,500	45,503,578
0.43%, 2/02/12(b)(c)	150,000	150,012,827
0.42%, 2/14/12(b)(c)	150,000	150,013,520
BPCE S.A.:
0.40%, 6/16/11(c)	146,000	145,878,031
0.30%, 6/21/11(c)	47,000	46,968,275
0.43%, 7/05/11(c)	245,000	244,721,993

1

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Cancara Asset Securitization Ltd.,
0.25%, 4/26/11(c)	19,000	18,996,701
Citigroup Funding, Inc.,
0.20%, 4/21/11	177,000	176,980,333
Credit Agricole North America Inc.,
0.24%, 6/01/11	270,000	269,892,487
Credit Suisse, New York,
0.26%, 6/30/11(d)	175,000	174,886,250
Danske Corp.:
0.31%, 4/01/11(c)	94,200	94,200,000
0.30%, 4/04/11(c)	120,500	120,496,988
0.31%, 4/11/11(c)	310,000	309,973,306
Deutsche Bank Financial LLC,
0.27%, 6/01/11	500,000	499,771,250
Govco LLC,
0.27%, 5/31/11(c)	95,000	94,957,250
Grampian Funding LLC:
0.32%, 6/07/11(c)	180,000	179,892,800
0.46%, 9/09/11(c)	100,000	99,794,278
0.00%, 9/19/11(c)	95,000	94,796,938
ING US Funding LLC,
0.43%, 4/06/11(d)	250,000	249,985,069
Kells Funding LLC:
0.34%, 4/18/11(c)	53,575	53,566,398
0.34%, 5/20/11(c)	100,000	99,953,722
0.37%, 6/03/11(c)	250,000	249,838,125
0.30%, 6/27/11(c)	100,000	99,927,500
0.30%, 6/28/11(c)	155,000	154,886,333
0.37%, 12/12/11(b)(c)	216,000	216,001,247
0.36%, 12/21/11(b)(c)	140,000	140,000,000
Lloyds TSB Bank Plc,
0.27%, 6/17/11	29,000	28,983,253
National Bank of Canada, New York,
0.24%, 5/16/11	500,000	499,850,000
Nationwide Building Society:
0.36%, 7/21/11(c)	191,000	190,787,990
0.36%, 7/27/11(c)	80,000	79,906,400
Nordea North America Inc.,
0.22%, 4/18/11	150,000	149,984,063
Northern Pines Funding LLC,
0.31%, 6/22/11(c)	195,000	194,862,308
NRW.BANK:
0.28%, 5/02/11	15,000	14,996,383
0.30%, 5/24/11	200,000	199,911,667
Old Line Funding LLC,
0.23%, 5/23/11(c)	50,000	49,983,389
Royal Park Investment Funding Corp.,
0.52%, 4/01/11(c)	25,000	25,000,000
Scaldis Capital LLC,
0.34%, 6/21/11(c)	88,000	87,932,680
Societe Generale North America Inc.,
0.29%, 5/02/11	21,000	20,994,756
UBS Finance Delaware LLC,
0.27%, 5/24/11	32,925	32,911,912
Westpac Securities NZ Ltd.,
0.38%, 10/03/11(b)(c)	486,000	486,000,000

Total Commercial Paper – 32.8%		7,438,296,489

Time Deposits
DNB Nor Bank ASA,
0.01%, 4/01/11	584,000	584,000,000
HSBC Bank,
0.53%, 2/28/12	200,000	200,018,403
Natixis,
0.11%, 4/01/11	675,000	675,000,000

Total Time Deposits – 6.4%		1,459,018,403

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes:
0.27%, 8/23/12(b)	200,000	200,056,905
0.30%, 1/10/13(b)	250,000	249,910,325
Federal Farm Credit Bank Variable Rate Notes:
0.24%, 5/26/11(b)	62,225	62,224,047
0.23%, 4/27/12(b)	144,460	144,436,287
0.25%, 7/09/12(b)	159,000	159,000,000
0.32%, 7/13/12(b)	58,020	58,012,462
0.28%, 7/23/12(b)	44,000	44,017,464
0.28%, 10/12/12(b)	75,000	75,000,000
Federal Home Loan Bank Variable Rate Notes,
0.24%, 10/06/11(b)	187,000	186,960,854
Freddie Mac Discount Notes:
0.20%, 4/18/11(d)	233,000	232,977,995
0.20%, 4/21/11(d)	100,000	99,988,889
0.21%, 5/10/11(d)	200,000	199,954,500

2

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

0.26%, 6/21/11(d)	200,000	199,883,000
0.20%, 8/17/11(d)	300,000	299,770,000
Freddie Mac Variable Rate Notes:
0.12%, 11/09/11(b)	606,000	605,738,354
0.13%, 1/13/12(b)	302,995	302,850,504
0.21%, 2/16/12(b)	110,000	109,961,014

Total U.S. Government Sponsored Agency Obligations – 14.3%		3,230,742,600

U.S. Treasury Obligations(d)
U.S. Treasury Note:
4.88%, 4/30/11	100,000	100,376,692
0.88%, 5/31/11	175,000	175,200,835
1.00%, 10/31/11	390,000	391,715,757

Total U.S. Treasury Obligations – 3.0%		667,293,284

Repurchase Agreements
Banc of America Securities LLC, 0.22%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $500,003,056, collateralized by non-U.S. government debt securities, 0.00% to 11.25%, 5/15/11 to 12/10/49, par and fair value of $522,135,324 and $525,000,001, respectively)	500,000	500,000,000
Banc of America Securities LLC, 0.47%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $500,006,528, collateralized by non-U.S. government debt securities, 0.00% to 8.62%, 1/15/14 to 6/25/50, par and fair value of $1,408,845,159 and $535,000,000, respectively)	500,000	500,000,000
BNP Paribas Securities Corp., 0.24%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $425,002,833, collateralized by non-U.S. government debt securities, 3.75% to 11.00%, 5/20/11 to 10/14/19, par and fair value of $385,835,352 and $437,750,000, respectively)	425,000	425,000,000
Citigroup Global Markets Inc., 0.32%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $69,000,613, collateralized by non-U.S. government debt securities, 0.00%, 1/20/21, par and fair value of $79,692,570 and $75,900,001, respectively)	69,000	69,000,000
Citigroup Global Markets Inc., 0.55%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $250,003,793, collateralized by non-U.S. government debt securities and U.S. government obligations, 0.00% to 7.55%, 7/6/11 to 2/1/41, par and fair value of $402,987,338 and $278,736,821, respectively)	250,000	250,000,000
Citigroup Global Markets Inc., 0.62%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $190,003,272, collateralized by non-U.S. government debt securities, 0.00% to 8.00%, 7/1/11 to 4/1/57, par and fair value of $277,924,190 and $241,757,578, respectively)	190,000	190,000,000
Citigroup Global Markets Inc., 0.76%, 6/1/11 (Purchased on 3/31/11 to be repurchased at $80,104,711, collateralized by U.S. government obligations, 0.76% to 5.50%, 8/15/34 to 4/15/40, par and fair value of $136,267,857 and $82,400,001, respectively)	80,000	80,000,000
Deutsche Bank Securities Inc., 0.15%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $47,100,196, collateralized by U.S. government obligations, 0.63% to 1.00%, 2/28/13 to 1/20/26, par and fair value of $48,063,600 and $48,042,073, respectively)	47,100	47,100,000
Federal Reserve Bank of New York, 0.10%, 4/4/11 (Purchased on 3/31/11 to be repurchased at $10,000,111, collateralized by U.S. Treasury obligations, 1.00%, 7/31/11, par and fair value of $9,956,200 and $10,000,434, respectively)	10,000	10,000,000
Federal Reserve Bank of New York, 0.10%, 4/5/11 (Purchased on 3/31/11 to be repurchased at $10,000,139, collateralized by U.S. Treasury obligations, 4.88%, 4/30/11, par and fair value of $9,763,400 and $10,000,113, respectively)	10,000	10,000,000
Federal Reserve Bank of New York, 0.12%, 4/4/11 (Purchased on 3/31/11 to be repurchased at $10,000,133, collateralized by U.S. Treasury obligations, 4.88%, 4/30/11, par and fair value of $9,763,400 and $10,000,113, respectively)	10,000	10,000,000

3

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Federal Reserve Bank of New York, 0.13%, 4/5/11 (Purchased on 3/31/11 to be repurchased at $10,000,181, collateralized by U.S. government obligations, 2.75%, 4/11/11, par and fair value of $9,865,000 and $10,000,408, respectively)	10,000	10,000,000
Greenwich Capital Markets, 0.27%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $400,003,000, collateralized by non-U.S. government debt securities, 0.66% to 10.18%, 4/26/11 to 4/15/29, par and fair value of $416,690,000 and $440,000,337, respectively)	400,000	400,000,000
HSBC Securities (USA) Inc., 0.20%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $100,000,556, collateralized by non-U.S. government debt securities, 0.00% to 8.30%, 8/15/12 to 12/21/57, par and fair value of $101,580,000 and $103,051,395, respectively)	100,000	100,000,000
JPMorgan Securities Inc., 0.16%, 4/5/11 (Purchased on 3/31/11 to be repurchased at $10,000,222, collateralized by U.S. Treasury obligations and non-U.S. government debt securities, 3.00% to 4.25%, 4/22/14 to 2/15/21, par and fair value of $10,006,250 and $10,200,741, respectively)	10,000	10,000,000
JPMorgan Securities Inc., 0.29%, 4/7/11 (Purchased on 3/31/11 to be repurchased at $50,002,819, collateralized by non-U.S. government debt securities, 0.42% to 5.72%, 4/1/18 to 12/22/23, par and fair value of $68,062,000 and $52,502,220, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.47%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $320,004,178, collateralized by non-U.S. government debt securities, 0.00% to 9.25%, 1/15/17 to 1/15/49, par and fair value of $630,180,177 and $336,001,053, respectively)	320,000	320,000,000
Merrill Lynch & Co. Inc., 0.27%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $100,000,750, collateralized by non-U.S. government debt securities, 0.00%, 4/20/11 to 7/8/11, par and fair value of $102,051,390 and $102,000,001, respectively)	100,000	100,000,000
Morgan Stanley & Co. Inc., 0.11%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $271,165,829, collateralized by U.S. Treasury obligations, 2.25% to 7.25%, 9/30/11 to 8/15/22, par and fair value of $251,359,200 and $276,588,330, respectively)	271,165	271,165,000
RBS Securities Inc., 0.47%, 4/1/11 (Purchased on 3/31/11 to be repurchased on $75,000,979, collateralized by non-U.S. government debt securities, 0.32% to 7.20%, 2/18/14 to 2/12/51, par and fair value of $159,556,000 and $82,505,411, respectively)	75,000	75,000,000

Total Repurchase Agreements – 15.1%		3,427,265,000

Total Investments (Cost – $22,652,268,610*) – 100.0%		22,652,268,610
Other Assets in Excess of Liabilities – 0.0%		7,371,670

Net Assets – 100.0%		$22,659,640,280

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

4

Schedule of Investments (concluded)	Money Market Master Portfolio

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	–	$22,652,268,610	–	$22,652,268,610

[1]	See above Schedule of Investments for values in each security type.

5

Schedule of Investments March 31, 2011 (Unaudited)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Yankee(a)
Bank of Montreal, Chicago:
0.35%, 11/22/11(b)	$200,000	$200,000,000
0.33%, 2/29/12(b)	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York,
0.26%, 5/10/11	130,000	130,000,000
BNP Paribas S.A., New York,
0.51%, 12/12/11(b)	100,000	100,000,000
Canadian Imperial Bank of Commerce, New York,
0.30%, 7/18/11(b)	237,000	237,000,000
Credit Agricole Corporate & Investment Bank, New York,
0.41%, 4/08/11	100,000	100,000,000
Deutsche Bank AG, New York:
0.30%, 4/06/11	115,000	115,000,000
0.32%, 5/25/11	100,000	100,000,000
Dexia Credit Local, New York:
0.29%, 4/01/11	355,000	355,000,000
0.65%, 6/29/11(b)	108,000	108,000,000
HSBC Bank,
0.55%, 2/22/12	75,000	75,006,770
Lloyds TSB Bank Plc, New York:
1.26%, 5/06/11(b)	45,000	45,000,000
0.32%, 2/14/12(b)	125,000	125,000,000
Mizuho Corporate Bank, New York:
0.30%, 4/14/11	175,000	175,000,000
0.28%, 4/26/11	70,000	70,000,000
0.25%, 5/10/11	185,000	184,997,997
Rabobank Nederland N.V., New York,
0.34%, 2/27/12(b)	100,000	100,000,000
Royal Bank of Canada, New York,
0.31%, 10/14/11(b)	110,000	110,000,000
Royal Bank of Scotland Plc, Connecticut,
0.52%, 9/19/11	194,000	194,000,000
Societe Generale, New York,
1.71%, 5/05/11(b)	75,000	75,000,000
Sumitomo Mitsui Banking Corp., New York,
0.27%, 5/13/11	250,000	249,998,542
UBS AG, Connecticut,
0.36%, 8/11/11(b)	167,000	167,000,000
Westpac Banking Corp., New York,
0.36%, 4/04/12(b)	35,000	35,000,208

Total Certificates of Deposit – 30.9%		3,101,003,517

Commercial Paper(c)
Argento Variable Funding Co. Ltd.:
0.30%, 6/20/11(d)	64,000	63,957,333
0.46%, 9/12/11(d)	76,000	75,840,738
Argento Variable Funding Co., Ltd.,
0.46%, 9/07/11(d)	39,000	38,920,765
Atlantic Asset Securitization LLC,
0.25%, 4/07/11(d)	85,000	84,996,458
Atlantis One Funding:
0.23%, 6/07/11(d)	223,305	223,209,413
0.25%, 6/21/11(d)	40,000	39,977,500
Barton Capital Corp.,
0.24%, 6/03/11(d)	56,926	56,902,091
BPCE S.A.:
0.30%, 6/21/11(d)	110,000	109,925,750
0.43%, 7/05/11(d)	180,000	179,795,750
Cancara Asset Securitisation Ltd.,
0.30%, 6/13/11(d)	111,000	110,932,475
Credit Agricole North America Inc.,
0.24%, 6/01/11	300,000	299,880,542
Credit Suisse, New York,
0.26%, 6/30/11	175,000	174,886,250
Danske Corp.,
0.31%, 4/11/11(d)	150,000	149,987,083
Govco LLC:
0.26%, 5/25/11(d)	100,000	99,961,000
0.27%, 5/26/11(d)	110,000	109,954,625
0.27%, 6/10/11(d)	100,000	99,947,500
Grampian Funding LLC,
0.32%, 6/07/11(d)	100,000	99,940,445
ING US Funding LLC,
0.43%, 4/06/11	100,000	99,994,028
Kells Funding LLC:
0.34%, 4/18/11(d)	38,425	38,418,831
0.34%, 5/20/11(d)	150,000	149,930,583
0.30%, 6/27/11(d)	50,000	49,963,750

1

Schedule of Investments (continued)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

0.37%, 12/12/11(d)	75,000	75,000,433
5.31%, 12/21/11(d)	60,000	60,000,000
Northern Pines Funding LLC,
0.31%, 6/22/11(d)	80,000	79,943,511
Royal Bank of Canada,
0.25%, 4/11/11	3,800	3,799,736
Royal Park Investments:
0.52%, 4/01/11(d)	100,000	100,000,000
0.57%, 5/11/11	75,000	74,952,500
Scaldis Capital LLC,
0.34%, 6/13/11(d)	27,000	26,981,385

Total Commercial Paper – 27.7%		2,778,000,475

Time Deposits
HSBC Bank,
0.53%, 2/28/12	100,000	100,009,202
Natixis,
0.11%, 4/01/11	200,000	200,000,000

Total Time Deposits – 3.0%		300,009,202

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes:
0.24%, 7/26/12(b)	225,000	224,940,657
0.27%, 8/23/12(b)	100,000	100,028,453
0.30%, 1/10/13(b)	121,000	120,956,597
Federal Farm Credit Bank Variable Rate Notes:
0.24%, 5/26/11(b)	37,775	37,774,421
0.28%, 5/14/12(b)	101,000	101,023,365
0.25%, 7/09/12(b)	80,000	80,000,000
0.28%, 10/12/12(b)	50,000	50,000,000
Federal Home Loan Bank Variable Rate Notes:
0.25%, 7/22/11(b)	25,000	25,000,000
0.22%, 1/23/12(b)	82,000	81,983,147
Freddie Mac Discount Notes:
0.20%, 4/21/11(c)	80,000	79,991,111
0.26%, 6/21/11(c)	100,000	99,941,500
0.20%, 8/17/11(c)	250,000	249,808,333
Freddie Mac Variable Rate Notes:
0.13%, 1/13/12(b)	47,005	46,982,584
0.21%, 2/16/12(b)	100,000	99,964,558

Total U.S. Government Sponsored Agency Obligations – 13.9%		1,398,394,726

Repurchase Agreements
Banc of America Securities LLC, 0.22%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $250,001,528, collateralized by non-U.S. government debt securities, 0.00% to 7.88%, 4/1/11 to 9/10/47, par and fair value of $288,390,500 and $261,891,295, respectively)	250,000	250,000,000
Banc of America Securities LLC, 0.47%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $210,002,742, collateralized by non-U.S. government debt securities, 0.00% to 8.00%, 4/8/16 to 6/25/50, par and fair value of $796,884,071 and $224,700,001, respectively)	210,000	210,000,000
Bank of New York, 0.10%, 4/4/11 (Purchased on 3/31/11 to be repurchased at $10,000,111, collateralized by U.S. government obligations, 4.88%, 4/30/11, par and fair value of $9,763,400 and $10,000,113, respectively)	10,000	10,000,000
Bank of New York, 0.10%, 4/5/11 (Purchased on 3/31/11 to be repurchased at $10,000,139, collateralized by U.S. government obligations, 1.00%, 7/31/11, par and fair value of $9,956,200 and $10,000,434, respectively)	10,000	10,000,000
Bank of New York, 0.12%, 4/4/11 (Purchased on 3/31/11 to be repurchased at $10,000,133, collateralized by U.S. government obligations, 4.88%, 4/30/11, par and fair value of $9,763,400 and $10,000,113, respectively)	10,000	10,000,000
Bank of New York, 0.13%, 4/5/11 (Purchased on 3/31/11 to be repurchased at $10,000,181, collateralized by U.S. government obligations, 2.75%, 4/11/11, par and fair value of $9,865,000 and $10,000,408, respectively)	10,000	10,000,000
BNP Paribas Securities Corp., 0.24%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $275,001,833, collateralized by non-U.S. government debt securities, 1.04% to 10.25%, 4/25/12 to 5/15/27, par and fair value of $262,488,658 and $283,250,001, respectively)	275,000	275,000,000

2

Schedule of Investments (continued)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Citigroup Global Markets Inc., 0.32%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $20,000,178, collateralized by U.S. government obligations, 1.06%, 3/25/38, par and fair value of $71,805,409 and $20,600,000, respectively)	20,000	20,000,000
Citigroup Global Markets Inc., 0.76%, 6/1/11 (Purchased on 3/3/11 to be repurchased at $50,0950,000, collateralized by U.S. government obligations, 3.00% to 4.50%, 6/15/28 to 3/15/41, par and fair value of $53,355,719 and $51,500,001, respectively)	50,000	50,000,000
Deutsche Bank Securities Inc., 0.20%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $700,003,889 collateralized by U.S. government obligations, 5.00% to 6.00%, 1/1/38 to 8/1/40, par and fair value of $1,045,384,531 and $721,000,001, respectively)	700,000	700,000,000
Greenwich Capital Markets, 0.27%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $155,001,163, collateralized by non-U.S. government debt securities, 0.00% to 7.55%, 1/15/12 to 2/15/30, par and fair value of $167,716,000 and $170,504,694, respectively)	155,000	155,000,000
JPMorgan Securities Inc., 0.16%, 4/5/11 (Purchased on 3/31/11 to be repurchased at $10,000,222, collateralized by U.S. government obligations, 3.00% to 4.25%, 4/22/14 to 2/15/21, par and fair value of $10,006,250 and $10,200,741, respectively)	10,000	10,000,000
JPMorgan Securities Inc., 0.27%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $100,000,750, collateralized by non-U.S. government debt securities, 0.44% to 7.08%, 6/15/22 to 12/10/49, par and fair value of $162,486,275 and $105,052,849, respectively)	100,000	100,000,000
JPMorgan Securities Inc., 0.27%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $50,000,375, collateralized by non-U.S. government debt securities, 0.44% to 7.08%, 6/15/22 to 12/10/49, par and fair value of $81,121,333 and $52,447,674, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.29%, 4/7/11 (Purchased on 3/31/11 to be repurchased at $50,002,819, collateralized by non-U.S. government debt securities, 0.45% to 9.88%, 3/15/12 to 11/15/28, par and fair value of $50,189,000 and $52,502,924, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.47%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $50,000,653, collateralized by non-U.S. government debt securities, 5.95% to 7.50%, 9/15/16 to 6/15/37, par and fair value of $47,308,000 and $52,500,719, respectively)	50,000	50,000,000
Merrill Lynch & Co., Inc., 0.27%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $50,000,375, collateralized by non-U.S. government debt securities, 0.00%, 6/10/11 to 10/3/11, par and fair value of $51,011,736 and $51,000,001, respectively)	50,000	50,000,000
Morgan Stanley & Co. Inc., 0.11%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $366,501,120, collateralized by U.S. Treasury obligations, 0.00% to 6.75%, 4/21/11 to 8/15/26, par and fair value of $359,581,100 and $373,830,052, respectively)	366,500	366,500,000
Morgan Stanley & Co. Inc., 0.22%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $90,000,550, collateralized by non-U.S. government debt securities, 0.00%, 4/1/11 to 10/3/11, par and fair value of $94,935,114 and $94,500,001, respectively)	90,000	90,000,000
RBS Securities Inc., 0.47%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $50,000,653, collateralized by non-U.S. government debt securities, 3.60% to 6.90%, 1/14/13 to 7/1/19, par and fair value of $49,618,000 and $55,000,327, respectively)	50,000	50,000,000

Total Repurchase Agreements – 25.0%		2,516,500,000

Total Investments (Cost – $10,093,907,920*) – 100.5%		10,093,907,920
Liabilities in Excess of Other Assets – (0.5)%		(55,089,351)

Net Assets – 100.0%		10,038,818,569

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

3

Schedule of Investments (concluded)	Prime Money Market Master Portfolio

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	–	$10,093,907,920	–	$10,093,907,920

[1]	See above Schedule of Investments for values in each security type.

4

Schedule of Investments March 31, 2011 (Unaudited)	Government Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Banc of America Securities LLC, 0.15%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $2,000,008, collateralized by U.S. government obligations, 4.00%, 9/25/39, par and fair value of $2,002,134 and $2,060,000, respectively)	$2,000	$2,000,000
Citigroup Global Markets Inc., 0.19%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $5,000,026, collateralized by U.S. government obligations, 2.10% to 5.50%, 10/15/22 to 1/15/41, par and fair value of $7,517,418 and $5,100,000, respectively)	5,000	5,000,000
Deutsche Bank Securities Inc., 0.20%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $5,000,028, collateralized by U.S. government obligations, 4.50%, 2/1/40, par and fair value of $5,276,231 and $5,150,001, respectively)	5,000	5,000,000
Goldman Sachs & Co. Inc., 0.16%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $5,000,022, collateralized by U.S. government obligations, 4.00% to 6.00%, 6/1/18 to 5/1/38, par and fair value of $12,420,855 and $5,100,000, respectively)	5,000	5,000,000
Morgan Stanley & Co. Inc., 0.11%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $3,159,010, collateralized by U.S. government obligations, 2.13%, 12/31/15, par and fair value of $3,203,500 and $3,222,186, respectively)	3,159	3,159,000

Total Repurchase Agreements – 100.1%		20,159,000

Total Investments (Cost – $20,159,000*) – 100.1%		20,159,000
Liabilities in Excess of Other Assets – (0.1)%		(29,337)

Net Assets – 100.0%		20,129,663

*	Cost for federal income tax purposes.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

1

Schedule of Investments (concluded)	Government Money Market Master Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	–	$20,159,000	–	$20,159,000

[1]	See above Schedule of Investments for values in each security type.

2

Schedule of Investments March 31, 2011 (Unaudited)	Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bill:
0.13%, 4/15/11(a)	$50,000	$49,997,569
0.15%, 5/05/11(a)	100,000	99,985,833
0.16%, 5/12/11(a)	57,000	56,989,862
0.19%, 6/09/11(a)	45,000	44,984,044
0.19%, 6/23/11(a)	17,000	16,992,749
0.19%, 7/07/11(a)	30,000	29,984,642
0.19%, 7/14/11(a)	50,000	49,973,278
0.19%, 7/21/11(a)	25,000	24,985,740
0.19%, 7/28/11(a)	13,000	12,991,904
0.18%, 8/11/11(a)	50,000	49,967,000
0.17%, 8/18/11(a)	20,000	19,987,258
0.17%, 9/01/11(a)	25,000	24,981,937
0.27%, 9/22/11(a)	25,000	24,967,979
0.17%, 9/29/11(a)	30,000	29,974,358
0.29%, 1/12/12(a)	13,000	12,970,979
U.S. Treasury Note,
1.00%, 10/31/11	12,000	12,052,014

Total U.S. Treasury Obligations – 31.9%		561,787,146

Repurchase Agreements
BNP Paribas Securities Corp., 0.10%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $110,000,306, collateralized by U.S. Treasury obligations, 0.88% to 6.25%, 4/30/11 to 5/15/30, par and fair value of $106,288,900 and $112,200,084, respectively)	110,000	110,000,000
Citigroup Global Markets Inc., 0.13%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $70,000,253, collateralized by U.S. Treasury obligations, 1.88%, 6/15/12, par and fair value of $69,784,500 and $71,400,023, respectively)	70,000	70,000,000
Credit Suisse Securities (USA) LLC, 0.12%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $150,000,500, collateralized by U.S. Treasury obligations, 1.38%, 5/15/12 , par and fair value of $150,555,000 and $153,002,382, respectively)	150,000	150,000,000
HSBC Securities (USA) Inc., 0.12%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $300,001,000, collateralized by U.S. Treasury obligations, 0.38% to 4.63%, 7/31/12 to 2/15/40, par and fair value of $317,389,800 and $306,002,395, respectively)	300,000	300,000,000
JPMorgan Securities Inc., 0.10%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $189,537,526, collateralized by U.S. Treasury obligations, 1.25% to 8.75%, 11/15/12 to 11/15/27, par and fair value of $178,984,400 and $193,329,313, respectively)	189,537	189,537,000
Merrill Lynch & Co. Inc., 0.08%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $98,000,218, collateralized by U.S. Treasury obligations, 0.00% to 3.50%, 9/15/11 to 5/15/20, par and fair value of $99,083,900 and $99,960,096, respectively)	98,000	98,000,000
Morgan Stanley & Co. Inc., 0.11%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $151,534,463, collateralized by U.S. Treasury obligations, 2.13% to 5.13%, 2/28/15 to 5/15/16, par and fair value of $146,793,600 and $154,564,704, respectively)	151,534	151,534,000
RBS Securities Inc., 0.12%, 4/1/11 (Purchased on 3/31/11 to be repurchased at $130,000,433, collateralized by U.S. Treasury obligations, 4.75%, 2/15/37, par and fair value of $126,345,000 and $132,602,043, respectively)	130,000	130,000,000

Total Repurchase Agreements – 68.1%		1,199,071,000

1

Schedule of Investments (continued)	Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Total Investments (Cost – $1,760,858,146*) – 100.0%	1,760,858,146
Liabilities in Excess of Other Assets – (0.00)%	(35,748)

Net Assets – 100.0%	$1,760,822,398

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	–	$1,760,858,146	–	$1,760,858,146

[1]	See above Schedule of Investments for values in each security type.

2

Item 2	–	Controls and Procedures

2(a)	–	The registrants’ principal executive and principal financial officers or persons performing similar functions have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Funds III and Master Investment Portfolio

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds III and Master Investment Portfolio

Date: May 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds III and Master Investment Portfolio

Date: May 25, 2011